UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06040
                                                     ---------------------

                 Nuveen Municipal Market Opportunity Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT April 30, 2004



                                    NUVEEN PERFORMANCE PLUS MUNICIPAL FUND, INC.
                                                                             NPP

                                           NUVEEN MUNICIPAL ADVANTAGE FUND, INC.
                                                                             NMA

                                  NUVEEN MUNICIPAL MARKET OPPORTUNITY FUND, INC.
                                                                             NMO

                                        NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NAD

                                      NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 2
                                                                             NXZ

                                      NUVEEN DIVIDEND ADVANTAGE MUNICIPAL FUND 3
                                                                             NZF

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)


Logo: NUVEEN Investments

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--------------------------------------------------------------------------------

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COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

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     the address sheet that accompanied this report as a guide.

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COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

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Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.



Dear
  SHAREHOLDER

I am very pleased to report that for the period ended April 30, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income is always welcome, we know that many shareholders are beginning to wonder whether interest rates will rise significantly, and whether that possibility should cause them to adjust that portion of their investment portfolios allocated to tax-free municipal bonds. We believe this is a question you should consider carefully with the help of a trusted financial advisor. In many cases, it may be more appropriate to focus on long-term goals and objectives rather than shorter-term market movements, and this is where a professional advisor may be able to help keep you focused on the larger objectives of your investment program.

As you read through this report, please review the inside front cover and consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.


Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 15, 2004

Nuveen National Municipal Closed-End Exchange-Traded Funds (NPP, NMA, NMO, NAD, NXZ, NZF)

Portfolio Manager's
               COMMENTS

Portfolio manager Tom Spalding reviews the market environment, key investment strategies, and the six-month performance of the Funds. With 27 years of investment experience at Nuveen, Tom has managed NXZ since its inception in 2001, adding NPP, NMA, NMO, NAD, and NZF in 2003.



WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE 6-MONTH REPORTING PERIOD ENDED APRIL 30, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, growing evidence of economic improvement, and a generally modest rate of inflation. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur GDP (gross domestic product) growth of 4.4% annualized in the first quarter of 2004, following a 3.1% rise in 2003. Over the six-month reporting period, the year-over-year rate of inflation, as measured by the core Consumer Price Index, averaged 1.3%.

This generally favorable environment helped many municipal bonds perform well during most of the six-month period ended April 30, 2004. However, in early April, a sharply improved jobs report, along with subsequent indications of growing momentum in the U.S. economy, served as catalysts for increased expectations of a Fed rate hike. This all contributed to heightened volatility in the fixed-income markets. During April, the yield on the Bond Buyer 25 Revenue Bond index, a widely-followed municipal market index, rose almost 40 basis points. The rise in the index yield, and corresponding decline in bond prices, effectively offset the yield declines and price gains of the previous five months. As of April 30, 2004, the Bond Buyer 25 index was at approximately the same level as it was at the beginning of the six-month reporting period.

In general, municipal supply remained strong over the past six months, although the pace of issuance slowed. The first four months of 2004 saw $110 billion in new municipal supply, down 9% from January-April 2003. Over the entire six-month reporting period ended April 2004, the supply of new bonds decreased 13% compared with the preceding six months.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2004?

With the market continuing to anticipate an increase in interest rates, our major focus during this reporting period remained on careful management of the Funds' durations1 as a way to mitigate some of the interest rate risk inherent in each


1 Duration is a measure of a Fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

Fund's portfolio. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater the Fund's interest rate risk. Our use of such a duration management strategy is designed to position the Funds to potentially produce more consistent returns over time, as interest rates inevitably rise and fall.

This focus on duration management did not result in a great deal of buying or selling within any of these Funds' portfolios over the six-month period. With yields remaining low over most of this period, the market did not offer many bonds that we thought would perform better than those we already owned in our portfolios. While that situation began to change in April as yields rose, we did not see a great number of opportunities to improve the Funds' holdings during this reporting period. In general, turnover in these Funds was low over the six months ended April 30, 2004.

In keeping with our duration management strategy and the relative steepness of the municipal bond yield curve over this period, those bonds we did purchase for all of these Funds tended to be in the long-intermediate part of the yield curve (i.e., bonds that mature in 15 to 20 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk. Overall, we looked for bonds that would help us keep the Funds' portfolios well diversified in terms of industry sector, maturity, and geographic region. Based on the recent implementation of economic reforms and cost-cutting measures in California, we believe this state has demonstrated signs of progress, and we took advantage of selected opportunities to add California bonds across all of these Funds.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 4/30/04
(6-month returns cumulative, all others annualized)

                              6-MONTH    1-YEAR     5-YEAR    10-YEAR
---------------------------------------------------------------------
NPP                             1.79%     3.45%      6.27%      6.83%
---------------------------------------------------------------------
NMA                             2.64%     5.28%      6.77%      7.15%
---------------------------------------------------------------------
NMO                             1.61%     5.56%      5.41%      6.47%
---------------------------------------------------------------------
NAD                             2.07%     4.46%         NA         NA
---------------------------------------------------------------------
NXZ                             3.15%     6.09%         NA         NA
---------------------------------------------------------------------
NZF                             2.73%     4.59%         NA         NA
---------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index2                     1.19%     2.68%      5.44%      6.46%
---------------------------------------------------------------------
Lipper General (Leveraged)
Municipal Debt
Funds average3                  2.21%     4.97%      5.65%      6.90%
---------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper General (Leveraged) Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months - 65 funds; 1 year - 64 funds; 5 years - 49 funds; and 10 years - 46 funds. Fund and Lipper returns assume reinvestment of dividends.

For the six months ended April 30, 2004, the cumulative returns of all six of the Funds in this report outperformed the return on the Lehman Brothers Municipal Bond Index. NMA, NXZ and NZF also outperformed their Lipper peer group average, while NPP, NMO and NAD did not.

The primary reason for all the Funds' outperformance of the Lehman Brothers index over this period was the Funds' use of leverage. While leveraging can add volatility to the Funds' net asset values (NAVs) and share prices, this strategy also can provide opportunities for additional income and total return for common shareholders during periods of low short-term interest rates, as was the case during most of this six-month period.

In addition to leverage, the Funds benefited from their holdings of healthcare bonds over this six-month period. Healthcare bonds generally performed well due to improvements in cost containment and reimbursement practices which helped their long-term outlook. In addition, their often higher coupons were in demand during a period of generally low interest rates. Among the Funds, holdings of healthcare bonds on April 30, 2004, ranged from 25% of NXZ's portfolio to 17% in NMA and NZF, 15% in NAD, and 10% in both NPP and NMO.

NMA and NXZ also held approximately 1% of their assets (in terms of par value), in bonds issued by the Michigan State Hospital Finance Authority for Detroit Medical Center, the largest healthcare provider in southeast Michigan. As the center's financial situation stabilized following implementation of cost-cutting initiatives and improved operating efficiencies, the price of these bonds rebounded, contributing to the favorable six-month returns of NMA and NXZ.

The six-month reporting period saw relatively strong performance from lower-rated bonds. Among the lower-rated holdings making positive contributions to these Funds' cumulative returns during this reporting period were tobacco bonds backed by revenues from the 1998 master tobacco settlement agreement. However, late in the reporting period Moody's downgraded all tobacco bonds that were not enhanced or secured by an additional funding source. The other major credit rating agencies--S&P and Fitch--did not change their ratings. In general, we believed that the prices of tobacco bonds accurately reflected the risks involved and that these bonds continued to represent good value.

Additional factors that impacted the Funds' performances over this semiannual reporting period included:

o The advance refunding of several holdings in NPP and NAD, which enhanced prices as well as quality and contributed to the Funds' returns.

o Modest weightings in both single family and multifamily housing bonds, which lessened the impact of the poor performance of the housing sector, as measured by the Lehman Brothers Municipal Bond Index, over this six-month period.

o Generally low levels of call exposure, which benefited the Funds by enabling us to avoid reinvestment of proceeds from called bonds in a low interest rate environment. As of April 30, 2004, potential call exposure in 2004 and 2005 ranged from 19% in NPP to 7% in NAD and NMA, 6% in NMO, 3% in NZF, and 2% in NXZ. The actual number of calls experienced by any of these Funds will depend on a variety of factors, including interest rate levels and the needs of the issuing entities.

The Funds' cumulative return performances relative to one another during this period were influenced by the relative weightings of specific market sectors within each portfolio, as well as the performance of individual securities over this reporting period. For example, NPP's and NMO's performance compared with the other Funds in this report was hampered by their relatively smaller holdings of healthcare bonds, which generally performed well over the six months. Additionally, some of NPP's single family housing bonds, some of NMO's general obligation bonds and some of NAD's education bonds did not perform as well as their overall sectors during this period.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels during this reporting period, the leveraged structures of these six Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. During this reporting period, continued low short-term rates enabled us to increase the dividend of NZF in December 2003, while maintaining the dividend levels of NPP, NMA, NMO, NAD, and NXZ throughout the six-month period.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2004, all six Funds in this report had positive UNII balances.

As of April 30, 2004, NPP was trading at a discount of -11.15%, compared with an average discount of -5.21% for the six-month period. NMA was trading at a discount of -8.12%, compared with an average of -1.72%, NMO was at a -11.15% discount compared with an average of -5.65%, NAD was at a discount of -6.94%, compared with an average of -0.35%, NXZ was at a -6.24% discount, compared with an average of -2.42%, and NZF was at a discount of -9.07% compared with an average of -5.24% for the period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AS OF APRIL 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong overall credit quality was an important requirement. As of the end of April 2004, all six of these Funds continued to offer excellent average credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 83% in NPP to 82% in NZF, 78% in NMO, 76% in NAD, 74% in NMA and 68% in NXZ.

Nuveen Performance Plus Municipal Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004


NPP


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 69%
AA                                  14%
A                                    4%
BBB                                  9%
NR                                   3%
BB or Lower                          1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.55
--------------------------------------------------
Common Share Net Asset Value                $15.25
--------------------------------------------------
Premium/(Discount) to NAV                  -11.15%
--------------------------------------------------
Market Yield                                 7.17%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.96%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $913,638
--------------------------------------------------
Average Effective Maturity (Years)           16.94
--------------------------------------------------
Leverage-Adjusted Duration                   10.41
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/22/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -4.39%         1.79%
--------------------------------------------------
1-Year                        -2.46%         3.45%
--------------------------------------------------
5-Year                         4.55%         6.27%
--------------------------------------------------
10-Year                        5.75%         6.83%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
U.S. Guaranteed                                18%
--------------------------------------------------
Tax Obligation/General                         15%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------
Utilities                                      10%
--------------------------------------------------



Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                                 0.0795
Jun                                 0.0795
Jul                                 0.0795
Aug                                 0.0795
Sep                                 0.081
Oct                                 0.081
Nov                                 0.081
Dec                                 0.081
Jan                                 0.081
Feb                                 0.081
Mar                                 0.081
Apr                                 0.081

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.89
                                    15.05
                                    15.48
                                    15.63
                                    15.78
                                    15.12
                                    15.32
                                    15.25
                                    15.36
                                    14.55
                                    14.16
                                    14.37
                                    14.02
                                    14.11
                                    14.16
                                    14.34
                                    14.47
                                    14.44
                                    14.55
                                    14.54
                                    14.45
                                    14.65
                                    14.64
                                    14.72
                                    14.63
                                    14.58
                                    14.77
                                    14.89
                                    14.77
                                    15.02
                                    15.25
                                    15.38
                                    15.43
                                    15.15
                                    15.35
                                    15.37
                                    15.36
                                    15.55
                                    15.67
                                    15.64
                                    15.82
                                    15.57
                                    15.16
                                    14.54
                                    14.2
                                    13.97
4/30/04                             13.55

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Municipal Advantage Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004


NMA


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 61%
AA                                  13%
A                                    7%
BBB                                 17%
BB or Lower                          2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.25
--------------------------------------------------
Common Share Net Asset Value                $15.51
--------------------------------------------------
Premium/(Discount) to NAV                   -8.12%
--------------------------------------------------
Market Yield                                 7.24%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.06%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $667,327
--------------------------------------------------
Average Effective Maturity (Years)           18.37
--------------------------------------------------
Leverage-Adjusted Duration                    9.03
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 12/19/89)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -4.55%         2.64%
--------------------------------------------------
1-Year                        -0.57%         5.28%
--------------------------------------------------
5-Year                         4.73%         6.77%
--------------------------------------------------
10-Year                        6.44%         7.15%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Utilities                                      17%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Transportation                                 11%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.086
Jun                                 0.086
Jul                                 0.086
Aug                                 0.086
Sep                                 0.086
Oct                                 0.086
Nov                                 0.086
Dec                                 0.086
Jan                                 0.086
Feb                                 0.086
Mar                                 0.086
Apr                                 0.086


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              15.39
                                    15.53
                                    15.98
                                    16.31
                                    16.39
                                    15.69
                                    15.9
                                    15.92
                                    16.01
                                    15.44
                                    14.94
                                    15.22
                                    14.82
                                    14.94
                                    15.09
                                    15.12
                                    15.14
                                    15.27
                                    15.37
                                    15.31
                                    15.19
                                    15.3
                                    15.44
                                    15.55
                                    15.45
                                    15.53
                                    15.7
                                    15.83
                                    15.51
                                    15.68
                                    15.93
                                    16.05
                                    16.1
                                    16.09
                                    16.26
                                    16.25
                                    16.08
                                    16.27
                                    16.23
                                    16.3
                                    16.27
                                    16.21
                                    16.07
                                    15.12
                                    14.81
                                    14.45
4/30/04                             14.25

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0142 per share.

Nuveen Municipal Market Opportunity Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004


NMO


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 66%
AA                                  12%
A                                   11%
BBB                                  8%
NR                                   1%
BB or Lower                          2%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.23
--------------------------------------------------
Common Share Net Asset Value                $14.89
--------------------------------------------------
Premium/(Discount) to NAV                  -11.15%
--------------------------------------------------
Market Yield                                 7.17%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.96%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $678,108
--------------------------------------------------
Average Effective Maturity (Years)           17.53
--------------------------------------------------
Leverage-Adjusted Duration                    8.99
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/21/90)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -4.36%         1.61%
--------------------------------------------------
1-Year                        -2.08%         5.56%
--------------------------------------------------
5-Year                         2.63%         5.41%
--------------------------------------------------
10-Year                        5.62%         6.47%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         22%
--------------------------------------------------
Transportation                                 16%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Tax Obligation/Limited                         14%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                                 0.079
Jun                                 0.079
Jul                                 0.079
Aug                                 0.079
Sep                                 0.079
Oct                                 0.079
Nov                                 0.079
Dec                                 0.079
Jan                                 0.079
Feb                                 0.079
Mar                                 0.079
Apr                                 0.079


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.61
                                    14.62
                                    14.94
                                    15.16
                                    15.33
                                    14.76
                                    14.98
                                    15.09
                                    15.12
                                    14.47
                                    13.88
                                    14.24
                                    13.88
                                    13.98
                                    14.11
                                    14.1
                                    14.09
                                    14.2
                                    14.21
                                    14.17
                                    14.05
                                    14.12
                                    14.29
                                    14.44
                                    14.27
                                    14.27
                                    14.44
                                    14.46
                                    14.36
                                    14.45
                                    14.7
                                    14.98
                                    15.04
                                    14.89
                                    15.05
                                    15.03
                                    15.03
                                    15.07
                                    15.2
                                    15.35
                                    15.26
                                    15.2
                                    14.86
                                    14.28
                                    13.84
                                    13.55
4/30/04                             13.23

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of April 30, 2004


NAD



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 65%
AA                                  11%
A                                    2%
BBB                                  7%
NR                                  10%
BB or Lower                          5%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.94
--------------------------------------------------
Common Share Net Asset Value                $14.98
--------------------------------------------------
Premium/(Discount) to NAV                   -6.94%
--------------------------------------------------
Market Yield                                 7.36%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.22%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $588,410
--------------------------------------------------
Average Effective Maturity (Years)           16.32
--------------------------------------------------
Leverage-Adjusted Duration                    9.17
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/26/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -4.69%         2.07%
--------------------------------------------------
1-Year                        -1.22%         4.46%
--------------------------------------------------
Since Inception                4.95%         7.47%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     15%
--------------------------------------------------
U.S. Guaranteed                                14%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Tax Obligation/General                         13%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                                 0.082
Jun                                 0.083
Jul                                 0.083
Aug                                 0.083
Sep                                 0.0855
Oct                                 0.0855
Nov                                 0.0855
Dec                                 0.0855
Jan                                 0.0855
Feb                                 0.0855
Mar                                 0.0855
Apr                                 0.0855


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              15.11
                                    15.29
                                    15.7
                                    15.74
                                    16.02
                                    15.75
                                    15.78
                                    15.72
                                    15.67
                                    14.81
                                    14.5
                                    14.73
                                    14.48
                                    14.58
                                    14.44
                                    14.67
                                    14.75
                                    14.94
                                    14.9
                                    14.82
                                    14.82
                                    14.95
                                    15.12
                                    15.05
                                    15.07
                                    14.99
                                    15.15
                                    15.17
                                    15.3
                                    15.54
                                    15.97
                                    16.01
                                    16.1
                                    15.85
                                    15.87
                                    16.01
                                    15.88
                                    16.03
                                    16.17
                                    16.19
                                    16.14
                                    16.02
                                    15.73
                                    15.02
                                    14.59
                                    14.21
4/30/04                             13.94

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of April 30, 2004


NXZ

Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 58%
AA                                  10%
A                                   11%
BBB                                 11%
NR                                   2%
BB or Lower                          8%



FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $14.13
--------------------------------------------------
Common Share Net Asset Value                $15.07
--------------------------------------------------
Premium/(Discount) to NAV                   -6.24%
--------------------------------------------------
Market Yield                                 7.30%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.14%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $441,213
--------------------------------------------------
Average Effective Maturity (Years)           24.56
--------------------------------------------------
Leverage-Adjusted Duration                   10.43
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -1.38%         3.15%
--------------------------------------------------
1-Year                         2.82%         6.09%
--------------------------------------------------
Since Inception                4.61%         8.24%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     25%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Water and Sewer                                 9%
--------------------------------------------------
Tax Obligation/General                          9%
--------------------------------------------------



Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.0845
Jun                                 0.086
Jul                                 0.086
Aug                                 0.086
Sep                                 0.086
Oct                                 0.086
Nov                                 0.086
Dec                                 0.086
Jan                                 0.086
Feb                                 0.086
Mar                                 0.086
Apr                                 0.086


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.79
                                    14.89
                                    15.28
                                    15.57
                                    15.67
                                    15.29
                                    15.4
                                    15.55
                                    15.3
                                    14.8
                                    14.6
                                    14.63
                                    14.48
                                    14.47
                                    14.5
                                    14.62
                                    14.7
                                    14.84
                                    14.84
                                    14.84
                                    14.66
                                    14.8
                                    14.85
                                    14.86
                                    14.98
                                    15
                                    14.97
                                    15.09
                                    15.01
                                    15.12
                                    15.62
                                    15.5
                                    15.56
                                    15.27
                                    15.51
                                    15.61
                                    15.56
                                    15.66
                                    15.78
                                    15.75
                                    15.73
                                    15.76
                                    15.44
                                    14.79
                                    14.45
                                    14.28
4/30/04                             14.13




1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.0291 per share.

Nuveen Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of April 30, 2004


NZF



Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 71%
AA                                  11%
A                                    3%
BBB                                  9%
NR                                   4%
BB or Lower                          2%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.34
--------------------------------------------------
Common Share Net Asset Value                $14.67
--------------------------------------------------
Premium/(Discount) to NAV                   -9.07%
--------------------------------------------------
Market Yield                                 7.24%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.06%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $591,502
--------------------------------------------------
Average Effective Maturity (Years)           20.74
--------------------------------------------------
Leverage-Adjusted Duration                    9.88
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -0.04%         2.73%
--------------------------------------------------
1-Year                         1.31%         4.59%
--------------------------------------------------
Since Inception                1.83%         7.25%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Healthcare                                     17%
--------------------------------------------------
Transportation                                 17%
--------------------------------------------------
Water and Sewer                                12%
--------------------------------------------------
Tax Obligation/Limited                         12%
--------------------------------------------------
Tax Obligation/General                         10%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                                 0.078
Jun                                 0.079
Jul                                 0.079
Aug                                 0.079
Sep                                 0.079
Oct                                 0.079
Nov                                 0.079
Dec                                 0.0805
Jan                                 0.0805
Feb                                 0.0805
Mar                                 0.0805
Apr                                 0.0805


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.2
                                    14.28
                                    14.5
                                    14.73
                                    14.86
                                    14.55
                                    14.49
                                    14.75
                                    14.63
                                    14.15
                                    13.69
                                    13.91
                                    13.7
                                    13.84
                                    13.78
                                    13.81
                                    13.8
                                    13.72
                                    13.72
                                    13.8
                                    13.71
                                    13.82
                                    13.8
                                    13.95
                                    13.96
                                    13.93
                                    14.02
                                    14.22
                                    14.14
                                    14.29
                                    14.67
                                    14.79
                                    14.76
                                    14.65
                                    14.65
                                    14.91
                                    14.75
                                    14.9
                                    15.09
                                    15.02
                                    14.98
                                    14.94
                                    14.66
                                    14.2
                                    13.9
                                    13.66
4/30/04                             13.34


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

                            Nuveen Performance Plus Municipal Fund, Inc. (NPP)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.6%

$       3,615   Alabama Water Pollution Control Authority, Revolving Fund             8/05 at 100.00         AAA     $    3,858,579
                 Loan Bonds, Series 1994A, 6.750%, 8/15/17 (Pre-refunded
                 to 8/15/05) - AMBAC Insured

                Jefferson County, Alabama, Sewer Revenue Refunding Warrants,
                Series 1997A:
        3,640    5.625%, 2/01/22 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 101.00         AAA          3,993,844
        1,435    5.625%, 2/01/22 - FGIC Insured                                       2/07 at 101.00         AAA          1,532,480
        3,820    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 100.00         AAA          4,130,184
        1,505    5.375%, 2/01/27 - FGIC Insured                                       2/07 at 100.00         AAA          1,546,628


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.4%

        1,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/12 at 100.00         AAA          1,048,290
                 Series 2002B, 5.250%, 7/01/22

                Phoenix, Arizona, Civic Improvement Corporation, Senior Lien
                Airport Revenue Bonds, Series 2002B:
        5,365    5.750%, 7/01/15 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          5,850,264
        5,055    5.750%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/12 at 100.00         AAA          5,490,893


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%

        5,080   Independence County, Arkansas, Hydroelectric Power Revenue            5/13 at 100.00           A          5,083,962
                 Bonds, Series 2003, 5.350%, 5/01/28 - ACA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 13.4%

        3,500   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA          2,194,850
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 (WI, settling 5/06/04) - AMBAC Insured

       11,000   Anaheim Public Finance Authority, California, Subordinate               No Opt. Call         AAA          4,721,420
                 Lease Revenue Bonds, Public Improvement Project,
                 Series 1997C, 0.000%, 9/01/20 - FSA Insured

        2,000   California Health Facilities Financing Authority, Revenue             3/13 at 100.00           A          1,907,440
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/33

        6,435   California, General Obligation Refunding Bonds, Series 2002,            No Opt. Call         AAA          7,489,182
                 6.000%, 4/01/16 - AMBAC Insured

        4,500   California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34    2/09 at 100.00        Baa1          4,348,620

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        4,000    6.000%, 5/01/15                                                      5/12 at 101.00          A3          4,424,680
        2,750    5.375%, 5/01/22                                                      5/12 at 101.00          A3          2,821,005

        6,925   East Bay Municipal Utility District, Alameda and Contra Costa         6/06 at 100.00         AAA          6,912,674
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

       10,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          9,384,200
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,000   Mt. Diablo Hospital District, California Insured Hospital Revenue     6/04 at 102.00         AAA          1,007,730
                 Bonds, Series 1993A, 5.125%, 12/01/23 - AMBAC Insured

       13,450   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         17,104,769
                 County, California, Revenue Refunding Bonds, Redevelopment
                 Project 1, Series 1995, 7.200%, 8/01/17 - MBIA Insured

       20,420   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA         23,114,011
                 Residential Mortgage Revenue Refunding Bonds,
                 Series 1991A, 7.150%, 2/01/10

        2,325   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          3,132,333
                 Restructured Single Family Mortgage Revenue Bonds,
                 Series 1986D, 8.000%, 4/01/16 (Alternative Minimum Tax)

       10,000   San Bernardino County, California, Certificates of Participation,     8/05 at 102.00         AAA         10,706,100
                 Medical Center Financing Project, Series 1995,
                 5.500%, 8/01/15 (Pre-refunded to 8/01/05) - MBIA Insured

        2,000   San Francisco Airports Commission, California, Revenue Bonds,         5/09 at 101.00         AAA          2,011,680
                 San Francisco International Airport, Second Series 1999,
                 Issue 23B, 5.125%, 5/01/30 - FGIC Insured

        2,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          2,019,900
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.125%, 5/01/26 -
                 FGIC Insured


                                       13


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      15,745   Walnut Valley Unified School District, Los Angeles County,            8/11 at 103.00         AAA     $   19,531,830
                 California, General Obligation Refunding Bonds, Series 1997A,
                 7.200%, 2/01/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.0%

        3,000   Colorado Educational and Cultural Facilities Authority, Charter       8/14 at 100.00         AAA          3,044,820
                 School Revenue Bonds, Peak to Peak Charter School,
                 Series 2004, 5.250%, 8/15/34 - XLCA Insured

        3,360   Colorado Health Facilities Authority, Revenue Refunding Bonds,        9/11 at 100.00          AA          3,411,845
                 Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21

        5,425   Denver City and County, Colorado, Airport System Revenue             11/07 at 101.00         AAA          5,610,101
                 Bonds, Series 1997E, 5.250%, 11/15/23 - MBIA Insured

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          4,017,500
                 Bonds, Series 1997B, 0.000%, 9/01/21 - MBIA Insured

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          2,000,700
                 Bonds, Series 2000B, 0.000%, 9/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4%

        5,590   District of Columbia, General Obligation Bonds, Series 1999B,         6/09 at 101.00         AAA          6,057,380
                 5.500%, 6/01/13 - FSA Insured

        6,720   District of Columbia Tobacco Settlement Corporation, Tobacco          5/11 at 101.00         BBB          6,357,053
                 Settlement Asset-Backed Bonds, Series 2001, 6.250%, 5/15/24


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 4.7%

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community                5/12 at 102.00          AA          1,775,752
                 Development District, Special Assessment Bonds, Commercial
                 Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

                Housing Finance Authority of Broward County, Florida,
                Multifamily Housing Revenue Bonds, Venice Homes Apartments
                Project, Series 2001A:
        1,545    5.700%, 1/01/32 (Alternative Minimum Tax) - FSA Insured              7/11 at 100.00         AAA          1,558,781
        1,805    5.800%, 1/01/36 (Alternative Minimum Tax) - FSA Insured              7/11 at 100.00         AAA          1,828,682

        3,885   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00         AAA          4,041,682
                 Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 (Alternative
                 Minimum Tax) - FSA Insured

       10,050   State of Florida, Full Faith and Credit, State Board of Education,    6/10 at 101.00         AA+         10,951,485
                 Public Education Capital Outlay Refunding Bonds,
                 Series 1999D, 5.750%, 6/01/22

        7,000   Hillsborough County Aviation Authority, Florida, Revenue             10/13 at 100.00         AAA          7,314,440
                 Bonds, Tampa International Airport, Series 2003A,
                 5.250%, 10/01/17 (Alternative Minimum Tax) - MBIA Insured

       10,750   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-         11,084,970
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)

        2,570   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          2,660,438
                 Multifamily Mortgage Revenue Bonds, Country Club Villas II
                 Project, Series 2001-1A, 5.850%, 1/01/37 (Alternative
                 Minimum Tax) - FSA Insured

        1,500   Orlando Utilities Commission, Florida, Subordinate Lien Water        10/04 at 101.00         Aa1          1,523,625
                 and Electric Revenue Refunding Bonds, Series 1994A,
                 5.000%, 10/01/20


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.2%

        4,920   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA          5,570,030
                 Series 2000A, 5.600%, 1/01/30 (Pre-refunded to 1/01/10) -
                 FGIC Insured

        5,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                   No Opt. Call         AAA          5,507,100
                 Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,000   George L. Smith II World Congress Center Authority, Georgia,          7/10 at 101.00         AAA          2,087,380
                 Revenue Refunding Bonds, Domed  Stadium Project,
                 Series 2000, 5.500%, 7/01/20 (Alternative Minimum
                 Tax) - MBIA Insured

       15,000   Private Colleges and Universities Authority, Georgia, Revenue        11/09 at 101.00          AA         15,675,000
                 Bonds, Emory University, Series 1999A, 5.500%, 11/01/25


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3%

        1,230   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aa2          1,282,927
                 Mortgage Bonds, Series 2000G-2, 5.950%, 7/01/25
                 (Alternative Minimum Tax)

        1,130   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00          A1          1,191,800
                 Mortgage Bonds, Series 2000D, 6.200%, 7/01/14
                 (Alternative Minimum Tax)


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.3%

$       3,000   Chicago, Illinois, General Obligation Bonds, Library Projects,        1/08 at 102.00         AAA     $    3,306,210
                 Series 1997, 5.750%, 1/01/17 - FGIC Insured

                Chicago, Illinois, General Obligation Bonds, City Colleges of
                Chicago Capital Improvement Project, Series 1999:
       32,170    0.000%, 1/01/21 - FGIC Insured                                         No Opt. Call         AAA         13,494,672
       32,670    0.000%, 1/01/22 - FGIC Insured                                         No Opt. Call         AAA         12,830,816

       10,000   Chicago School Reform Board of Trustees of the Chicago Board            No Opt. Call         AAA          4,520,100
                 of Education, Illinois, Unlimited Tax General Obligation Bonds,
                 Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 -
                 FGIC Insured

       10,000   Chicago School Reform Board of Trustees of the Chicago                  No Opt. Call         AAA          4,240,400
                 Board of Education, Illinois, Unlimited Tax General Obligation
                 Bonds, Dedicated Tax Revenues, Series 1999A,
                 0.000%, 12/01/20 - FGIC Insured

        9,145   Chicago, Illinois, Revenue Bonds, Midway Airport,                     1/07 at 101.00         AAA          9,348,659
                 Series 1996A, 5.500%, 1/01/29 - MBIA Insured

                DuPage County Forest Preserve District, Illinois, General
                Obligation Bonds, Series 2000:
        8,000    0.000%, 11/01/18                                                       No Opt. Call         AAA          3,886,720
       15,285    0.000%, 11/01/19                                                       No Opt. Call         AAA          6,980,507

        3,500   Illinois Development Finance Authority, Pollution Control             3/05 at 102.00         AAA          3,708,145
                 Refunding Revenue Bonds, Commonwealth Edison Company
                 Project, Series 1994D, 6.750%, 3/01/15 - AMBAC Insured

       12,910   Illinois Health Facilities Authority, Revenue Bonds, Northwestern     8/04 at 102.00         AA+         13,212,610
                 Memorial Hospital, Series 1994A, 6.000%, 8/15/24

        3,285   Illinois Health Facilities Authority, Revenue Bonds, Silver           8/09 at 101.00          A-          3,374,812
                 Cross Hospital and Medical Centers, Series 1999,
                 5.250%, 8/15/15

        4,580   Illinois Health Facilities Authority, Revenue Bonds, Midwest          8/10 at 102.00         Aaa          4,888,829
                 Care Center IX, Inc., Series 2000, 6.250%, 8/20/35

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake Forest      7/13 at 100.00          A-          3,165,180
                 Hospital, Series 2003, 6.000%, 7/01/33

        4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage            8/13 at 100.00         AAA          3,895,920
                 Revenue Refunding Bonds, Sinai Health System, Series 2003,
                 5.150%, 2/15/37

        4,415   Illinois Health Facilities Authority, Revenue Refunding Bonds,        7/04 at 100.00         BB+          4,415,397
                 Proctor Community Hospital Project, Series 1991,
                 7.375%, 1/01/23

        5,000   Community Unit School District No. 300, Counties of Kane,            12/11 at 100.00         AAA          5,398,800
                 McHenry, Cook, and DeKalb, Illinois, General Obligation
                 Bonds, Series 2000, 5.500%, 12/01/19 - MBIA Insured

        3,700   Libertyville, Illinois, Affordable Housing Revenue Bonds,            11/09 at 100.00          A2          3,643,834
                 Liberty Towers Project, Series 1999A, 7.000%, 11/01/29
                 (Alternative Minimum Tax)

        6,000   McHenry County, Illinois, Conservation District General               2/11 at 100.00         AAA          6,478,380
                 Obligation Bonds, Series 2001A, 5.625%, 2/01/21 -
                 FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        9,400    0.000%, 12/15/18 - MBIA Insured                                        No Opt. Call         AAA          4,539,166
       16,570    0.000%, 12/15/20 - MBIA Insured                                        No Opt. Call         AAA          7,057,826
       23,550    0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call         AAA          8,793,099
       13,000    0.000%, 12/15/24 - MBIA Insured                                        No Opt. Call         AAA          4,237,090

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1998A:
        5,180    5.500%, 12/15/23 - FGIC Insured                                        No Opt. Call         AAA          5,689,557
        5,100    5.500%, 12/15/23 - FGIC Insured                                        No Opt. Call         AAA          5,574,147

       10,650   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA         13,522,198
                 Place Hospitality Facilities Revenue Bonds, Series 1996A,
                 7.000%, 7/01/26

       17,865   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA         20,077,938
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1999, 5.750%, 6/01/23 - FSA Insured

        6,090   Sherman, Illinois, GNMA Mortgage Revenue Refunding Bonds,            10/09 at 102.00         AAA          6,524,582
                 Villa Vianney, Series 1999A, 6.450%, 10/01/29


                                       15


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 6.0%

$       2,465   Danville Multi-School Building Corporation, Indiana, First            7/11 at 100.00         AAA     $    2,604,741
                 Mortgage Refunding Bonds, Series 2001, 5.250%, 7/15/18 -
                 AMBAC Insured

       14,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA         14,355,180
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 - MBIA Insured

                Indiana Health Facility Financing Authority, Revenue Bonds,
                Ancilla Systems Incorporated Obligated Group, Series 1997:
       15,380    5.250%, 7/01/17 - MBIA Insured                                       7/07 at 101.00         AAA         16,500,894
        2,250    5.250%, 7/01/22 - MBIA Insured                                       7/07 at 101.00         AAA          2,340,788
        4,320    5.250%, 7/01/22 - MBIA Insured                                       7/07 at 101.00         AAA          4,494,312

        8,000   Indiana Transportation Finance Authority, Highway Revenue            12/10 at 100.00         Aa2          8,220,400
                 Bonds, Series 2000, 5.375%, 12/01/25

        5,730   Michigan City School Building Corporation, Indiana, First            12/04 at 102.00         AAA          6,018,792
                 Mortgage Bonds, Series 1994A, 6.125%, 12/15/09
                 (Pre-refunded to 12/15/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.4%

        5,000   Iowa Tobacco Settlement Authority, Tobacco Settlement                 6/11 at 101.00         BBB          3,993,750
                 Asset-Backed Revenue Bonds, Series 2001B,
                 5.600%, 6/01/35


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.9%

        5,790   Sedgwick County Unified School District No. 259, Wichita,             9/10 at 100.00          AA          5,184,192
                 Kansas, General Obligation Bonds, Series 2000,
                 3.500%, 9/01/17

        3,200   Unified School District No. 500, County of Wyandotte,                 9/11 at 100.00         AAA          2,906,144
                 Kansas, General Obligation School Bonds, Series 2001,
                 4.000%, 9/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.4%

        3,700   Louisville and Jefferson County Metropolitan Sewer                    5/07 at 101.00         AAA          4,055,089
                 District, Kentucky, Sewer and Drainage System Revenue
                 Bonds, Series 1997A, 6.250%, 5/15/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 6.1%

        2,125   East Baton Rouge Mortgage Finance Authority, Louisiana,              10/07 at 102.00         Aaa          2,197,208
                 GNMA/FNMA Mortgage-Backed Securities Program Single
                 Family Mortgage Revenue Refunding Bonds, Series 1997B-1,
                 5.750%, 10/01/26

       35,700   Louisiana Stadium and Exposition District, Hotel Occupancy            7/06 at 102.00         AAA         39,303,915
                 Tax Bonds, Series 1996, 5.750%, 7/01/26 (Pre-refunded
                 to 7/01/06) - FGIC Insured

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
       10,000    5.500%, 5/15/30                                                      5/11 at 101.00         BBB          8,645,800
        6,250    5.875%, 5/15/39                                                      5/11 at 101.00         BBB          5,192,625


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.6%

        5,680   Portland, Maine, General Airport Revenue Bonds, Series 2003A,         7/13 at 100.00         AAA          5,654,099
                 5.000%, 7/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.7%

        1,145   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2          1,188,590
                 Revenue Bonds, Series 2000H, 5.800%, 9/01/32 (Alternative
                 Minimum Tax)

        7,720   Maryland Transportation Authority, Baltimore-Washington               3/12 at 101.00         AAA          7,849,542
                 International Airport Parking Revenue Bonds, Series 2002B,
                 5.125%, 3/01/20 (Alternative Minimum Tax) - AMBAC Insured

        7,475   Montgomery County Housing Opportunities Commission,                   7/04 at 102.00         Aa2          7,623,454
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1994A, 6.250%, 7/01/28

        7,090   Takoma Park, Maryland, Hospital Facilities Refunding and                No Opt. Call         AAA          8,365,775
                 Improvement Revenue Bonds, Washington Adventist Hospital
                 Project, Series 1995, 6.500%, 9/01/12 - FSA Insured


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.1%

$       1,820   Massachusetts Educational Financing Authority, Student Loan          12/09 at 101.00         AAA     $    1,909,580
                 Revenue Refunding Bonds, Series 2000G, 5.700%, 12/01/11
                 (Alternative Minimum Tax) - MBIA Insured

                Massachusetts Municipal Wholesale Electric Company, Power
                Supply System Revenue Bonds, Series 1987A:
           70    8.750%, 7/01/18 (Pre-refunded to 7/01/04)                            7/04 at 100.00         Aaa             70,887
           35    8.750%, 7/01/18 (Pre-refunded to 1/01/05)                            1/05 at 100.00         Aaa             36,724
           35    8.750%, 7/01/18 (Pre-refunded to 7/01/05)                            7/05 at 100.00         Aaa             37,947

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
        3,745    5.250%, 1/01/22 (Pre-refunded to 1/01/13) - FGIC Insured             1/13 at 100.00         AAA          4,097,816
        1,255    5.250%, 1/01/22 - FGIC Insured                                       1/13 at 100.00         AAA          1,373,234

          890   Massachusetts, General Obligation Bonds, Consolidated Loan,          11/12 at 100.00         Aa2            981,181
                 Series 2002C, 5.250%, 11/01/30 (Pre-refunded to 11/01/12)

                Massachusetts Development Finance Authority, Revenue Bonds, 100
                Cambridge Street Redevelopment, M/SRBC Project, Series 2002A:
        4,000    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA          4,030,480
        5,000    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          5,022,450

        1,420   Massachusetts Health and Educational Facilities Authority,            7/08 at 101.00         Aaa          1,350,945
                 Revenue Bonds, Southcoast Health System Obligated Group,
                 Series 1998A, 4.750%, 7/01/27 - MBIA Insured

        8,500   Route 3 North Transportation Improvements Association,                6/10 at 100.00         AAA          9,482,515
                 Commonwealth of Massachusetts Lease Revenue Bonds,
                 Series 2000, 5.375%, 6/15/33 (Pre-refunded to 6/15/10) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 6.6%

       17,000   Birmingham City School District, Oakland County, Michigan,           11/07 at 100.00         AAA         16,618,690
                 School Building and Site Bonds, Series 1998,
                 4.750%, 11/01/24 - FSA Insured

        3,000   City of Detroit, Michigan, Water Supply System Revenue                7/07 at 101.00         AAA          3,068,160
                 Senior Lien Bonds, Series 1997A, 5.000%, 7/01/21 -
                 MBIA Insured

        3,835   Grand Rapids Housing Corporation, Michigan, FHA-Insured               7/04 at 104.00         AAA          3,991,084
                 Section 8 Multifamily Mortgage Loan Revenue Refunding
                 Bonds, Series 1992, 7.375%, 7/15/41

        4,030   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          4,086,984
                 Mortgage Hospital Revenue Bonds, Portage Health System,
                 Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

        1,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/11 at 100.00          AA          1,009,270
                 Facilities Program, Series 2001-I, 5.000%, 10/15/24

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA          5,012,950
                 Facilities Program, Series 2003-II, 5.000%, 10/15/29 -
                 MBIA Insured

        7,115   Michigan State Hospital Finance Authority, Hospital Revenue           3/13 at 100.00          A1          7,415,111
                 Refunding Bonds, Henry Ford Health System, Series 2003A,
                 5.500%, 3/01/16

        5,000   Michigan State Hospital Finance Authority, Hospital Revenue             No Opt. Call         AAA          5,479,950
                 Refunding Bonds, Sisters of Mercy Health Corporation,
                 Series 1993P, 5.375%, 8/15/14 - MBIA Insured

        3,000   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          3,088,920
                 Revenue Refunding Pollution Control Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

       10,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA         10,469,300
                 Metropolitan Airport, Series 1998A, 5.375%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 6.3%

        7,475   Dakota County Community Development Agency, Minnesota,                2/12 at 102.00         Aaa          7,707,323
                 GNMA Collateralized Mortgage Loan Multifamily Senior
                 Housing Revenue Bonds, Wingate Project, Series 2002A,
                 5.625%, 8/20/43

          570   Dakota County Housing and Redevelopment Authority,                   10/04 at 102.00         AAA            581,942
                 Minnesota, FNMA Collateralized Single Family Mortgage
                 Revenue Bonds, Series 1994A, 6.900%, 10/01/27 (Alternative
                 Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,057,900
                 Minnesota, Subordinate Airport Revenue Bonds,
                 Series 2001C, 5.250%, 1/01/26 - FGIC Insured

       18,020   Plymouth, Minnesota, GNMA Collateralized Mortgage Loan                3/12 at 105.00         Aaa         18,131,003
                 Senior Housing Revenue Bonds, Regent at Plymouth Project,
                 Series 2002A, 4.090%, 9/20/43


                                       17


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA (continued)

$      21,860   The Housing and Redevelopment Authority of the City of               11/15 at 103.00         AAA     $   26,625,043
                 Saint Paul, Minnesota, Sales Tax Revenue Refunding Bonds,
                 Civic Center Project, Series 1996, 7.100%, 11/01/23 -
                 FSA Insured

        1,795   St. Paul Housing and Redevelopment Authority, Minnesota,              3/05 at 102.60         Aaa          1,862,851
                 FNMA Mortgage-Backed Securities, Middle Income Program
                 Phase II Single Family Mortgage Revenue Refunding Bonds,
                 Series 1995, 6.800%, 3/01/28


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.1%

        9,750   Mississippi Business Finance Corporation, Pollution Control          10/04 at 101.00        BBB-          9,798,653
                 Revenue Refunding Bonds, System Energy Resources, Inc.
                 Project, Series 1998, 5.875%, 4/01/22


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.6%

        2,000   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          2,005,580
                 Agency, Mass Transit Sales Tax Appropriation Bonds,
                 Metrolink Cross County Extension Project, Series 2002B,
                 5.000%, 10/01/32 - FSA Insured

        6,350   Kansas City, Missouri, General Improvement Airport Revenue            9/12 at 100.00         AAA          6,757,035
                 Bonds, Series 2003B, 5.250%, 9/01/17 - FGIC Insured

           95   Missouri Housing Development Commission, GNMA                         5/04 at 100.00         AAA             95,113
                 Mortgage-Backed Securities Program, Single Family Mortgage
                 Revenue Bonds, Series 1988A, 8.300%, 5/01/19 (Alternative
                 Minimum Tax)

        3,740   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          3,799,167
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 - AMBAC Insured

        1,845   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA          1,933,542
                 Bonds, BJC Health System, Series 2003, 5.250%, 5/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.9%

        1,410   Montana Board Of Housing, Single Family Mortgage Bonds,               6/07 at 101.50         AA+          1,459,322
                 Series 1997A, 6.150%, 6/01/30 (Alternative Minimum Tax)

        1,725   Montana Board of Housing, Single Family Mortgage Bonds,              12/09 at 100.00         AA+          1,805,661
                 Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        4,795   Montana Higher Education Student Assistance Corporation,             12/08 at 101.00          A2          4,847,505
                 Student Loan Revenue Bonds, Subordinate Series 1998B,
                 5.500%, 12/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.3%

        2,710   Nebraska Investment Finance Authority, Single Family Housing          9/10 at 100.00         AAA          2,831,625
                 Revenue Bonds, Series 2000E, 5.850%, 9/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 2.5%

       10,900   Clark County School District, Nevada, General Obligation Bonds,       6/12 at 100.00         AAA         11,802,411
                 Series 2002C, 5.500%, 6/15/19 - MBIA Insured

       10,505   State of Nevada, General Obligation Bonds, Municipal Bond             5/06 at 101.00         AAA         11,479,129
                 Bank Project No. 52, Series 1996A, 6.000%, 5/15/21
                 (Pre-refunded to 5/15/06)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 1.2%

                New Hampshire Housing Finance Authority, FHLMC Multifamily
                Housing Revenue Remarketed Bonds, Countryside LP Project, Series 1994:

        3,725    6.000%, 7/01/18 (Alternative Minimum Tax)                            7/10 at 101.00         Aaa          3,921,494
        6,945    6.100%, 7/01/24 (Alternative Minimum Tax)                            7/10 at 101.00         Aaa          7,251,761


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 7.2%

        3,635   New Jersey Higher Education Assistance Authority, Student             6/10 at 101.00         AAA          3,832,199
                 Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/13
                 (Alternative Minimum Tax) - MBIA Insured

        3,000   New Jersey Economic Development Authority, Transportation             5/09 at 100.00         AAA          3,315,660
                 Sublease Revenue Bonds, Light Rail Transit System Projects,
                 Series 1999A, 5.250%, 5/01/17 (Pre-refunded to 5/01/09) -
                 FSA Insured

        8,750   New Jersey Transportation Trust Fund Authority, Transportation        6/07 at 102.00         AA-          9,304,050
                 System Bonds, Series 1996B, 5.250%, 6/15/16

        9,250   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AA-          9,917,573
                 System Bonds, Series 2003C, 5.500%, 6/15/23


                                       18

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$       4,500   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AAA     $    5,006,295
                 System Bonds, Series 2001C, 5.500%, 12/15/18 - FSA Insured

       10,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                7/13 at 100.00         AAA         10,345,100
                 Series 2003A, 5.000%, 1/01/20 - FSA Insured

       15,000   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB         13,405,200
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

        3,125   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         BBB          2,932,563
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39

                Township of West Deptford, County of Gloucester, New Jersey,
                General Obligation Bonds, Series 2000:
        3,150    5.500%, 9/01/21 (Pre-refunded to 9/01/10) - FGIC Insured             9/10 at 100.00         Aaa          3,540,852
        3,335    5.500%, 9/01/22 (Pre-refunded to 9/01/10) - FGIC Insured             9/10 at 100.00         Aaa          3,748,807


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.9%

        1,500   Town of Hempstead Industrial Development Agency, New York,              No Opt. Call          A3          1,589,655
                 Resource Recovery Revenue  Refunding Bonds, American
                 REF-FUEL Company of Hempstead Project, Series 2001,
                 5.000%, 12/01/10 (Mandatory put 6/01/10)

       12,500   Metropolitan Transportation Authority, New York, Dedicated              No Opt. Call         AAA         13,028,625
                 Tax Fund Bonds, Series 2002A, 5.500%, 11/15/26 -
                 FSA Insured

            5   New York City, New York, General Obligation Bonds,                    8/04 at 100.00           A              5,081
                 Fiscal Series 1987D, 8.500%, 8/01/08

       12,500   New York City, New York, General Obligation Bonds,                      No Opt. Call           A         13,308,875
                 Fiscal Series 1997A, 7.000%, 8/01/05

        6,300   New York City, New York, General Obligation Bonds,                    5/10 at 101.00         AAA          7,194,285
                 Fiscal Series 2000A, 6.250%, 5/15/26 - FSA Insured

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996F:
       13,060    5.750%, 2/01/15 (Pre-refunded to 2/01/06)                            2/06 at 101.50        A***         14,130,398
        3,235    5.750%, 2/01/15                                                      2/06 at 101.50           A          3,429,747

        4,875   New York City Municipal Water Finance Authority, New York,            6/06 at 101.00         AAA          5,139,274
                 Water and Sewer System Revenue Bonds, Fiscal Series 1997A,
                 5.500%, 6/15/24 - MBIA Insured

       10,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00          AA         10,597,400
                 Water and Sewer System Revenue Bonds, Fiscal Series 2000A,
                 5.750%, 6/15/30

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 1996B:
        7,270    5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured             6/06 at 101.00         AAA          7,924,009
       13,380    5.750%, 6/15/26 - MBIA Insured                                       6/06 at 101.00         AAA         14,226,285

        7,810   New York City Transitional Finance Authority, New York, Future        8/09 at 101.00      AA+***          8,916,287
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded to 8/15/09)

        2,250   Dormitory Authority of the State of New York, Lease Revenue           7/09 at 101.00         AAA          2,538,428
                 Bonds, State University Dormitory Facilities, Series 1999C,
                 5.500%, 7/01/29 (Pre-refunded to 7/01/09) - MBIA Insured

        4,000   Dormitory Authority of the State of New York, Revenue                 5/04 at 100.00         AA-          4,106,600
                 Bonds, State University Educational Facilities, Series 1990B,
                 6.000%, 5/15/17

        1,500   Dormitory Authority of the State of New York, Revenue Bonds,          8/07 at 101.00         AAA          1,545,000
                 St. Barnabas Hospital, Series 1997, 5.450%, 8/01/35 -
                 AMBAC Insured

        2,070   Dormitory Authority of the State of New York, Insured Revenue         7/08 at 101.00         AAA          2,248,124
                 Bonds, 853 Schools Program, Gateway-Longview, Inc.,
                 Series 1998A, 5.500%, 7/01/18 - AMBAC Insured

        5,500   Dormitory Authority of the State of New York, FHA                     2/14 at 100.00         AAA          5,500,000
                 Mortgage-Backed Hospital Revenue Bonds, Kaleida Health,
                 Series 2004, 5.050%, 2/15/25 (WI, settling 5/20/04)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1996B:
        1,930    5.375%, 2/15/26 (Pre-refunded to 2/15/06) - MBIA Insured             2/06 at 102.00         AAA          2,087,893
           70    5.375%, 2/15/26 - MBIA Insured                                       2/06 at 102.00         AAA             71,446

       17,000   Dormitory Authority of the State of New York, Third General           7/09 at 101.00         AAA         19,179,230
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded
                 to 7/01/09) - FSA Insured

        3,000   Dormitory Authority of the State of New York, Third General           1/08 at 102.00         AAA          3,345,720
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded to
                 1/01/08) - FSA Insured


                                       19


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
$       1,580    6.375%, 7/01/13 - RAAI Insured                                       7/09 at 101.00          AA     $    1,756,281
        9,235    6.125%, 7/01/21 - RAAI Insured                                       7/09 at 101.00          AA         10,031,703

        3,000   New York State Energy Research and Development Authority,             9/08 at 102.00         AAA          3,182,100
                 Pollution Control Revenue Bonds, Rochester Gas and Electric
                 Corporation Project, Series 1998A, 5.950%, 9/01/33
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.2%

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/08 at 102.00         AAA          2,061,240
                 Revenue Bonds, Series 1998A, 5.000%, 1/01/20 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.2%

        1,700   North Dakota Housing Finance Agency, Home Mortgage Finance            7/10 at 100.00         Aa2          1,778,727
                 Program Refunding Bonds, Series 2000A, 6.500%, 1/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 5.6%

        7,500   Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A,          1/10 at 101.00         AAA          7,501,575
                 5.000%, 1/01/31 - FSA Insured

       14,650   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     7/09 at 100.00         Aaa         15,196,591
                 Securities Program, Residential Mortgage  Revenue Bonds,
                 Series 1999C, 5.750%, 9/01/30 (Alternative Minimum Tax)

       15,200   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R         14,134,024
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

       14,100   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R         14,163,309
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.3%

        3,400   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding            6/09 at 100.00          B-          3,172,472
                 Bonds, American Airlines, Inc., Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.0%

          115   State of Oregon, Housing and Community Services Department,           1/10 at 100.00         Aa2            115,826
                 Mortgage Revenue Bonds, Single Family Mortgage Program,
                 Series 2000F, 6.250%, 7/01/28 (Alternative Minimum Tax)

        9,150   Port of St. Helens, Oregon, Pollution Control Revenue Bonds,            No Opt. Call         BBB          9,061,245
                 Portland General Electric Company Project, Series 1985B,
                 4.800%, 6/01/10


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.2%

                Bethlehem Authority, Northampton and Lehigh Counties,
                Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
        3,125    0.000%, 5/15/22 - FSA Insured                                          No Opt. Call         AAA          1,218,281
        3,125    0.000%, 5/15/23 - FSA Insured                                          No Opt. Call         AAA          1,137,156
        3,135    0.000%, 5/15/24 - FSA Insured                                          No Opt. Call         AAA          1,067,123
        3,155    0.000%, 5/15/26 - FSA Insured                                          No Opt. Call         AAA            948,046
        4,145    0.000%, 11/15/26 - FSA Insured                                         No Opt. Call         AAA          1,211,998
        2,800    0.000%, 5/15/28 - FSA Insured                                          No Opt. Call         AAA            748,076
                 0.000%, 11/15/28 - FSA Insured                                         No Opt. Call         AAA            778,860

        4,355   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          4,695,169
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,565   Cumberland County Municipal Authority, Pennsylvania,                 11/04 at 102.00     BBB-***          2,689,326
                 First Mortgage Revenue Refunding Bonds, Carlisle Hospital
                 and Health Services, Series 1994, 6.800%, 11/15/14
                 (Pre-refunded to 11/15/04)

       11,000   Delaware County Authority, Pennsylvania, Health System               11/08 at 102.00         AAA         11,104,060
                 Revenue Bonds, Catholic Health East Issue, Series 1998A,
                 4.875%, 11/15/18 - AMBAC Insured

                Pennsylvania Economic Development Financing Authority, Resource
                Recovery Revenue Bonds, Northampton Generating Project, Senior
                Lien Series 1994A:
        2,100    6.400%, 1/01/09 (Alternative Minimum Tax)                            7/04 at 102.00        BBB-          2,144,247
        4,500    6.500%, 1/01/13 (Alternative Minimum Tax)                            7/04 at 102.00        BBB-          4,556,115

          800   Pennsylvania Economic Development Financing Authority,                7/04 at 102.00         N/R            795,768
                 Subordinate Resource Recovery Revenue  Bonds, Northampton
                 Generating Project, Series 1994C, 6.875%, 1/01/11
                 (Alternative Minimum Tax)


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       5,275   Pennsylvania Economic Development Financing Authority,                  No Opt. Call         N/R     $    5,465,058
                 Resource Recovery Revenue Bonds, Northampton Generating
                 Project, Senior Lien Series 1994B, 6.750%, 1/01/07 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        1,250   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00         AAA          1,400,338
                 Revenue Bonds, Series 2000B, 5.875%, 7/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.5%

        2,000   Kent County Water Authority, Rhode Island, General Revenue            7/12 at 100.00         AAA          2,027,400
                 Bonds, Series 2002A, 5.000%, 7/15/23 - MBIA Insured

                Rhode Island Health and Educational Building Corporation,
                Revenue Refunding Bonds, Salve Regina University, Series 2002:
        1,260    5.250%, 3/15/17 - RAAI Insured                                       3/12 at 101.00          AA          1,309,631
        1,080    5.250%, 3/15/18 - RAAI Insured                                       3/12 at 101.00          AA          1,116,515


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.9%

        6,925   South Carolina, General Obligation Bonds, Series 1999A,              10/09 at 101.00         AAA          6,904,364
                 4.000%, 10/01/14

       21,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB         19,421,640
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.9%

        2,260   Johnson City Health and Educational Facilities Board,                 1/09 at 101.00         AAA          2,318,873
                 Tennessee, Hospital Revenue Refunding and Improvement
                 Bonds, Johnson City Medical Center, Series 1998C,
                 5.125%, 7/01/23 - MBIA Insured

        1,700   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00         AAA          1,820,632
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
                 Minimum Tax) - AMBAC Insured

        6,000   Metropolitan Government of Nashville and Davidson Counties,          12/17 at 100.00         AAA          6,879,900
                 Tennessee, Revenue Refunding and Improvement Bonds,
                 Meharry Medical College, Series 1996, 6.000%, 12/01/19 -
                 AMBAC Insured

        5,820   Tennessee Housing Development Agency, Homeownership                   7/10 at 101.00          AA          6,001,759
                 Program Bonds, Issue 2000-1, 6.375%, 7/01/25 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 5.4%

        3,740   Austin, Texas, Hotel Occupancy Tax Subordinate Lien Revenue          11/09 at 100.00         AAA          4,115,197
                 Refunding Bonds, Series 1999, 5.625%, 11/15/17 -
                 AMBAC Insured

        3,975   Bell County, Texas, Health Facilities Development Corporation         2/10 at 101.00         AAA          4,387,327
                 Hospital Revenue Bonds, Scott and White Memorial Hospital
                 And Scott, Sherwood and Brindley Foundation Project,
                 Series 2000A, 6.125%, 8/15/23 - MBIA Insured

        5,690   Dallas-Ft. Worth International Airport Facility Improvement          11/05 at 100.00         CCC          5,391,560
                 Corporation, Texas, Revenue Refunding Bonds, American
                 Airlines, Inc., Series 2000B, 6.050%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/05)

          425   Ft. Worth Housing Finance Corporation, Texas, Home Mortgage          10/04 at 100.00         Aa2            430,478
                 Revenue Refunding Bonds, Series 1991A, 8.500%, 10/01/11

        1,000   Fort Worth, Texas, Water and Sewer Revenue Bonds,                     2/08 at 100.00          AA          1,063,340
                 Series 1998, 5.250%, 2/15/15

        1,000   Harlingen Independent School District, Cameron County, Texas,         8/09 at 100.00         AAA          1,056,530
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.650%, 8/15/29

        1,625   Harris County Health Facilities Development Corporation, Texas,       7/09 at 101.00         AAA          1,659,921
                 Revenue Bonds, Christus Health, Series 1999A,
                 5.375%, 7/01/24 - MBIA Insured

          150   Hidalgo County Housing Finance Corporation, Texas,                   10/04 at 102.00         Aaa            151,031
                 GNMA/FNMA Collateralized Single Family Mortgage Revenue
                 Bonds, Series 1994A, 6.750%, 10/01/15 (Alternative
                 Minimum Tax)

        4,000   Houston Community College, Texas, Limited Tax General                 2/13 at 100.00         AAA          4,000,560
                 Obligation Bonds, Series 2003, 5.000%, 2/15/27 -
                 AMBAC Insured

        3,885   Houston Independent School District Public Facility Corporation,        No Opt. Call         AAA          1,769,501
                 Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez
                 High School, Series 1998A, 0.000%, 9/15/19 - AMBAC Insured

        1,690   Webb County, Laredo, Texas, Combination Tax and Sewer                 2/08 at 100.00         AAA          1,660,070
                 System, Revenue Certificates of Obligation, Series 1998A,
                 4.500%, 2/15/18 - MBIA Insured


                                       21


                            Nuveen Performance Plus Municipal Fund, Inc. (NPP) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Leander Independent School District, Williamson and Travis
                Counties, Texas, Unlimited Tax School Building and Refunding
                Bonds, Series 1998:
$       4,930    0.000%, 8/15/20                                                       8/06 at 46.47         AAA     $    2,028,843
        3,705    0.000%, 8/15/22                                                       8/06 at 41.33         AAA          1,351,176

          600   Lubbock Housing Finance Corporation, Texas, Single Family             6/07 at 102.00         AAA            604,512
                 Mortgage Revenue Refunding Bonds, GNMA Mortgage-Backed
                 Securities Program, Series 1997A, 6.125%, 12/01/17

        3,480   Pearland, Texas, General Obligation Bonds, Series 2002,               3/12 at 100.00         AAA          3,480,209
                 5.000%, 3/01/27 - FGIC Insured

        6,050   City of San Antonio, Texas, Electric and Gas Systems Revenue          2/09 at 100.00         AA+          5,811,993
                 Refunding Bonds, New Series 1998A, 4.500%, 2/01/21

        6,000   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          6,047,880
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        4,000   Tarrant Regional Water District, Texas, Water Revenue                 3/13 at 100.00         AAA          4,058,240
                 Refunding and Improvement Bonds, Series 1999,
                 5.000%, 3/01/22 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 4.6%

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA         11,008,700
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured

                Utah County, Utah, Hospital Revenue Bonds, IHC Health
                Services, Inc., Series 1997:
       12,500    5.250%, 8/15/21 - MBIA Insured                                       8/07 at 101.00         AAA         13,162,750
        3,900    5.250%, 8/15/26 - MBIA Insured                                       8/07 at 101.00         AAA          3,969,615

        4,340   Utah Housing Corporation, Single Family Mortgage Bonds,               1/12 at 100.00         AA-          4,502,359
                 Series 2002A-1, 5.300%, 7/01/18 (Alternative Minimum Tax)

           60   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/10 at 100.00          AA             60,414
                 Series 2000B, 6.250%, 7/01/22 (Alternative Minimum Tax)

        2,745   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         AA-          2,909,316
                 Series 2000D-1, 6.050%, 7/01/14 (Alternative Minimum Tax)

        3,035   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         Aa1          3,243,292
                 Series 2000E-1, Class III, 6.000%, 1/01/15 (Alternative
                 Minimum Tax)

          695   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00          AA            699,601
                 Series 2000E-1, Class II, 6.150%, 1/01/27 (Alternative
                 Minimum Tax)

        1,155   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/11 at 100.00          AA          1,170,373
                 Series 2001A-2, 5.650%, 7/01/27 (Alternative Minimum Tax)

          935   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/11 at 100.00         Aa2            984,789
                 Series 2001B-1, 5.750%, 7/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.4%

        3,955   Vermont Housing Finance Agency, Single Family Housing Bonds,         11/04 at 102.00          A+          4,009,065
                 Series 1994-5, 7.000%, 11/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGIN ISLANDS - 0.8%

        2,500   Virgin Islands Public Finance Authority, Refinery Revenue Bonds,     10/14 at 100.00        BBB-          2,598,625
                 Hovensa LLC Project, Series 2003, 6.125%, 7/01/22
                 (Alternative Minimum Tax)

        4,700   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/14 at 100.00          AA          4,646,232
                 Loan Notes, Series 2003, 5.000%, 10/01/33 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.8%

       16,000   Metropolitan District of Columbia Airports Authority, Virginia,      10/04 at 100.00         AAA         16,137,760
                 Airport System Revenue Bonds, Series 1994A,
                 5.500%, 10/01/24 (Alternative Minimum Tax) - MBIA Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 3.9%

$      12,235   Chelan County Public Utility District 1, Washington, Columbia           No Opt. Call         AAA     $    3,536,037
                 River-Rock Island Hydro-Electric System Revenue Refunding
                 Bonds, Series 1997A, 0.000%, 6/01/26 - MBIA Insured

        5,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          5,448,400
                 Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

        1,815   Grant County Public Utility District 2, Washington, Wanapum           1/06 at 102.00         AAA          1,900,501
                 Hydro Electric Revenue Bonds, Series  1997A, Master Lease
                 Program, 5.625%, 1/01/26 - MBIA Insured

        2,295   Lake Washington School District No. 414, King County,                12/10 at 100.00         Aa1          2,473,020
                 Washington, General Obligation Bonds, Series 2000,
                 5.375%, 12/01/16

       12,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,          1/11 at 100.00         Aa1         12,211,800
                 Series 2001D, 5.250%, 1/01/26

        5,000   Washington State Housing Finance Commission, Nonprofit                7/09 at 101.00          AA          5,251,500
                 Housing Revenue Bonds, The Kline Galland Center Project,
                 Series 1999, 6.000%, 7/01/29 - RAAI Insured

        4,500   Washington State Healthcare Facilities Authority, Revenue            12/09 at 101.00         AAA          4,716,090
                 Bonds, Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.5%

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          4,962,600
                 Series 2003L, Appalachian Power Company Project,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.1%

       11,620   Wisconsin Health and Educational Facilities Authority, Revenue        2/10 at 101.00          AA         12,587,830
                 Bonds, Marshfield Clinic, Series 1999, 6.250%, 2/15/29 -
                 RAAI Insured

        7,490   Wisconsin Health and Educational Facilities Authority, Revenue        7/08 at 103.00         N/R          6,683,472
                 Bonds, Millennium Housing Foundation, Inc. Project,
                 Series 1998, 6.100%, 1/01/28
------------------------------------------------------------------------------------------------------------------------------------
$   1,465,720   Total Long-Term Investments (cost $1,306,137,592) - 150.2%                                            1,373,128,759
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2%

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Resurrection                            A-1          1,500,000
                 Healthcare System, Variable Rate Demand Obligations,
                 Series 1999A, 1.100%, 5/15/29 - FSA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,500   Total Short-Term Investments (cost $1,500,000)                                                            1,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,307,637,592) - 150.4%                                                      1,374,628,759
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.0%                                                                     18,009,196
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                       (479,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  913,637,955
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                     * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                   *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                   N/R   Investment is not rated.

                   (WI)  Security purchased on a when-issued basis.

                     + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       23


                            Nuveen Municipal Advantage Fund, Inc. (NMA)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.2%

$      10,000   Jefferson County, Alabama, Sewer Revenue Capital Improvement          2/09 at 101.00         AAA     $   11,153,700
                 Warrants, Series 1999A, 5.375%, 2/01/36 (Pre-refunded
                 to 2/01/09) - FGIC Insured

        5,075   The Health Care Authority of Lauderdale County and the                7/09 at 101.00         AAA          5,164,066
                 City of Florence, Alabama, Coffee Health Group, Series 1999A,
                 5.250%, 7/01/24 - MBIA Insured

        5,155   Phenix City, Alabama, Industrial Development Board                    5/12 at 100.00         BBB          5,348,416
                 Environmental Improvement Revenue Bonds, MeadWestvaco
                 Project, 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

        5,000   Maricopa County, Arizona, Pollution Control Corporation,              5/06 at 101.00         BBB          5,019,450
                 Pollution Control Revenue Refunding Bonds Remarketing,
                 Public Service Company of New Mexico, Series 1992A,
                 5.750%, 11/01/22


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.3%

        2,500   Alameda Corridor Transportation Authority, California,               10/17 at 100.00         AAA          1,567,750
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/25 (WI, settling 5/06/04) - AMBAC Insured

        3,000   California Health Facilities Financing Authority, Revenue Bonds,      3/13 at 100.00           A          2,861,160
                 Adventist Health System/West, Series 2003A, 5.000%, 3/01/33

        2,500   California Department of Water Resources, Power Supply                5/12 at 101.00          A3          2,564,550
                 Revenue Bonds, Series 2002A, 5.375%, 5/01/22

        7,500   California State Public Works Board, Lease Revenue Bonds,             4/14 at 100.00        Baa2          7,203,075
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.125%, 6/01/29

        7,535   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          9,905,059
                 Securities Program, Home Mortgage Revenue Bonds,
                 Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax)

        6,925   East Bay Municipal Utility District, Alameda and Contra Costa         6/06 at 100.00         AAA          6,912,674
                 Counties, California, Water System Subordinated Revenue
                 Refunding Bonds, Series 1996, 4.750%, 6/01/21 - FGIC Insured

        2,500   Los Angeles County Metropolitan Transportation Authority,             7/05 at 100.00         AAA          2,605,925
                 California, Proposition C Sales Tax Revenue Bonds, Second
                 Senior Bonds, Series 1995A, 5.000%, 7/01/25 (Pre-refunded
                 to 7/01/05) - AMBAC Insured

                North Orange County Community College District, California,
                General Obligation Bonds, Series 2003B:
        7,735    0.000%, 8/01/25 - FGIC Insured                                         No Opt. Call         AAA          2,418,967
        4,000    0.000%, 8/01/26 - FGIC Insured                                         No Opt. Call         AAA          1,176,640

        5,000   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,095,900
                 Residential Mortgage Revenue Refunding Bonds, Series 1991B,
                 7.375%, 2/01/12

        5,000   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          6,726,650
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative Minimum Tax)

        9,315   Perris, California, GNMA Mortgage-Backed Securities Program             No Opt. Call         AAA         12,184,020
                 Single Family Mortgage Revenue Bonds, Series 1989A,
                 7.600%, 1/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.4%

        8,350   Colorado Health Facilities Authority, Remarketed Revenue Bonds,       7/06 at 102.00           A          9,064,677
                 Kaiser Permanente, Series 1994A, 5.350%, 11/01/16

        2,650   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA          1,455,645
                 Bonds, Series 1997B, 0.000%, 9/01/16 - MBIA Insured

        4,125   Municipal Subdistrict Northern Colorado, Water Conservancy           12/07 at 101.00         AAA          4,420,061
                 District Revenue Bonds, Series 1997C, 5.250%, 12/01/15 -
                 AMBAC Insured

                Platte River Power Authority, Colorado, Power Revenue
                Refunding Bonds, Series EE:
        2,000    5.375%, 6/01/17                                                      6/12 at 100.00         AA-          2,151,820
        5,000    5.375%, 6/01/18                                                      6/12 at 100.00         AA-          5,356,950


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.8%

$       5,000   Connecticut Housing Finance Authority, Housing Mortgage              11/09 at 100.00         AAA     $    5,203,950
                 Finance Program Bonds, Series 2000B-2, 5.750%, 11/15/21
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.1%

        3,475   District of Columbia Housing Finance Agency, GNMA Collateralized     12/04 at 103.00         AAA          3,489,630
                 Single Family Mortgage Revenue Bonds, Series 1988F-1,
                 6.375%, 6/01/26 (Alternative Minimum Tax)

        3,615   District of Columbia Housing Finance Agency, Single Family            6/07 at 102.00         AAA          3,719,799
                 Mortgage Revenue Bonds, Series 1997B, 5.900%, 12/01/28
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.2%

        2,770   Florida Housing Finance Corporation, Housing Revenue Bonds,          12/10 at 100.00         AAA          2,866,368
                 Stratford Point Apartments, Series 2000-01, 5.850%, 12/01/31
                 (Alternative Minimum Tax) - FSA Insured

        1,075   Orange County, Florida, Tourist Development Tax Revenue              10/09 at 100.00         AAA          1,148,928
                 Bonds, Series 2000, 5.250%, 10/01/16 - AMBAC Insured

        9,990   City of Tampa, Florida, Allegany Health System Revenue Bonds,         6/04 at 101.50         AAA         10,357,133
                 St. Mary's Hospital, Inc. Issue, Series 1993, 5.125%, 12/01/23 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.7%

        2,530   Hawaii Housing Finance and Development Corporation,                   7/07 at 102.00         AAA          2,599,196
                 Single Family Mortgage Purchase Revenue Bonds,
                 Series 1997A, 5.750%, 7/01/30 (Alternative Minimum Tax)

        2,215   Hawaii Housing and Community Development Corporation,                 7/10 at 102.00         AAA          2,301,496
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Sunset Villas, Series 2000, 5.700%, 7/20/31


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.4%

        5,865   Chicago, Illinois, General Obligation Bonds, Neighborhoods            7/10 at 101.00         AAA          6,957,884
                 Alive 21 Program, Series 2000A, 6.500%, 1/01/35
                 (Pre-refunded to 7/01/10) - FGIC Insured

        4,000   Chicago School Reform Board of Trustees of the Chicago Board         12/07 at 102.00         AAA          4,533,400
                 of Education, Illinois, Unlimited Tax General Obligation Bonds,
                 Dedicated Tax Revenues, Series 1997, 5.750%, 12/01/20
                 (Pre-refunded to 12/01/07) -AMBAC Insured

       12,500   Chicago School Reform Board of Trustees of the Chicago               12/07 at 102.00         AAA         12,656,125
                 Board of Education, Illinois, Unlimited Tax General
                 Obligation Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/27 - AMBAC Insured

        5,000   Chicago, Illinois, Special Facility Revenue Bonds, O'Hare,              No Opt. Call         N/R          2,243,750
                 International Airport, United Air Lines Inc. Project,
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum
                 Tax) (Mandatory put 5/01/13)#

        5,000   Chicago, Illinois, Second Lien Passenger Facility Charge              1/11 at 101.00         AAA          5,065,100
                 Revenue Bonds, O'Hare International Airport, Series 2001A,
                 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

        5,000   Chicago, Illinois, Second Lien Wastewater Transmission                1/08 at 102.00         AAA          5,060,700
                 Revenue Bonds, Series 1997, 5.250%, 1/01/28 - AMBAC Insured

       10,115   Illinois Health Facilities Authority, Revenue Refunding Bonds,       11/06 at 102.00         AAA         11,147,438
                 Rush-Presbyterian-St. Luke's Medical Center Obligated
                 Group, Series 1996A, 6.250%, 11/15/20 - MBIA Insured

        6,165   Illinois Health Facilities Authority, Revenue Bonds, Sarah            2/07 at 102.00           A          6,318,447
                 Bush Lincoln Health Center, Series 1996B, 5.750%, 2/15/22

        3,935   Illinois Health Facilities Authority, Revenue Bonds, Victory          8/07 at 101.00        Baa2          3,730,459
                 Health Services, Series 1997A, 5.375%, 8/15/16

        6,000   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/12 at 100.00          A3          6,188,640
                 Medical Center, Series 2002, 5.750%, 5/15/22

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 1999A:
       13,455    5.500%, 12/15/24 - FGIC Insured                                     12/09 at 101.00         AAA         14,132,056
       10,000    5.250%, 12/15/28 - FGIC Insured                                     12/09 at 101.00         AAA         10,181,700

        4,600   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          5,879,214
                 McHenry and Will Counties, Illinois, General Obligation
                 Bonds, Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

        1,940   University of Illinois, Auxiliary Facilities Systems Revenue          4/13 at 100.00         AAA          1,961,495
                 Bonds, Series 2003A, 5.000%, 4/01/23 - AMBAC Insured


                                       25


                            Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.7%

$       7,425   Ft. Wayne International Airport Building Corporation, Indiana,        7/04 at 101.00         Aa3     $    7,470,144
                 General Obligation Airport Bonds, Series 1994,
                 5.900%, 1/01/14 (Alternative Minimum Tax)

        5,205   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA          5,337,051
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 - MBIA Insured

        9,000   Indiana Health Facility Financing Authority, Hospital Revenue         5/06 at 102.00         AAA          9,543,330
                 Refunding and Improvement Bonds, Community Hospitals
                 Projects, Series 1995, 5.700%, 5/15/22 - MBIA Insured

        6,075   LaGrange County Jail Building Corporation, Indiana, First            10/09 at 101.00          A3          6,245,525
                 Mortgage Jail Bonds, Series 1998, 5.400%, 10/01/21

        2,725   Saint Joseph County Hospital Authority, Indiana, Health System        2/09 at 102.00         BBB          2,778,955
                 Revenue Bonds, Madison Center, Inc. Project, Series 1999,
                 5.450%, 2/15/12

------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.7%

        1,315   Iowa Finance Authority, GNMA/FNMA Mortgage-Backed                     1/05 at 102.00         AAA          1,351,570
                 Securities Program, Single Family Mortgage Bonds,
                 Series 1995C, 6.450%, 1/01/24

        3,500   Marshalltown, Iowa, Pollution Control Revenue Refunding               5/04 at 102.00         AAA          3,578,260
                 Bonds, Iowa Electric Light and Power Company Project,
                 Series 1993, 5.500%, 11/01/23 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.8%

        5,000   Burlington, Kansas, Environmental Improvement Revenue                   No Opt. Call          A3          5,262,300
                 Bonds, Kansas City Power and Light Company Project,
                 Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%

        5,500   Louisville and Jefferson County Metropolitan Sewer District,          5/07 at 101.00         AAA          5,578,595
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 1997A, 5.250%, 5/15/27 - MBIA Insured

        4,950   Louisville and Jefferson County Metropolitan Sewer District,         11/07 at 101.00         AAA          5,014,004
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 1997B, 5.200%, 5/15/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 6.3%

       13,500   De Soto Parish, Louisiana, Pollution Control Revenue Refunding        9/09 at 102.00         AAA         14,707,035
                 Bonds, Cleco Utility Group, Inc. Project, Series 1999,
                 5.875%, 9/01/29 - AMBAC Insured

       10,000   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB         12,663,400
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
        6,000    5.500%, 5/15/30                                                      5/11 at 101.00         BBB          5,187,480
       11,750    5.875%, 5/15/39                                                      5/11 at 101.00         BBB          9,762,135


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.4%

        1,750   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         AAA          1,731,957
                 Revenue Bonds, UMass Memorial Healthcare, Series 1998A,
                 5.000%, 7/01/28 - AMBAC Insured

        6,750   Massachusetts Housing Finance Agency, Single Family Housing          12/09 at 100.00         AAA          6,999,278
                 Revenue Bonds, Series 77, 5.950%, 6/01/25 (Alternative
                 Minimum Tax) - FSA Insured

          590   Massachusetts Housing Finance Agency, Single Family Housing          12/09 at 100.00         AAA            611,588
                 Revenue Bonds, Series 79, 5.950%, 12/01/27 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.2%

        3,275   Michigan State Hospital Finance Authority, Revenue Refunding          8/04 at 101.00         Ba3          2,745,498
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.500%, 8/15/18

                Michigan State Hospital Finance Authority, Hospital Revenue
                Bonds, Detroit Medical Center Obligated Group, Series 1998A:
        4,995    5.250%, 8/15/23                                                      8/08 at 101.00         Ba3          3,515,231
        3,000    5.250%, 8/15/28                                                      8/08 at 101.00         Ba3          2,033,910


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.2%

$       5,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA     $    5,091,050
                 Minnesota, Subordinate Airport Revenue Bonds,
                 Series 2001C, 5.250%, 1/01/32 - FGIC Insured

        5,890   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00         AA+          5,952,434
                 Bonds, Series 2000C, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        3,315   Minnesota Housing Finance Agency, Single Family Mortgage              1/10 at 100.00         AA+          3,471,899
                 Revenue Bonds, Series 2000J, 5.400%, 1/01/23 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.7%

        2,115   Coahoma-Clarksdale Housing Development Corporation,                   8/04 at 100.00         AAA          2,118,532
                 Mississippi, Multifamily Mortgage Revenue Refunding Bonds,
                 Gooden Estates and McLaurin Arms Project, Series 1990A,
                 8.000%, 8/01/24

        2,630   Coahoma-Clarksdale Housing Development Corporation,                   8/04 at 100.00         AAA          2,634,392
                 Mississippi, Multifamily Mortgage Revenue Refunding Bonds,
                 Gooden Estates and McLaurin Arms Project, Series 1990B,
                 8.000%, 8/01/24


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.3%

        1,500   Missouri-Illinois Metropolitan District Bi-State Development         10/13 at 100.00         AAA          1,504,185
                 Agency, Mass Transit Sales Tax Appropriation Bonds, Metrolink
                 Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
                 FSA Insured

          595   Missouri Housing Development Commission, Single Family                9/09 at 102.00         AAA            611,380
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 2000A-1, 7.500%, 3/01/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 2.3%

        7,695   Montana Board Of Housing, Single Family Program Bonds,               12/05 at 102.00         AA+          7,934,315
                 Series 1995B, 6.400%, 12/01/27 (Alternative Minimum Tax)

        6,920   Montana Board Of Housing, Single Family Mortgage Bonds,               6/07 at 101.50         AA+          7,179,362
                 Series 1997A, 6.050%, 12/01/37


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.0%

        7,310   Clark County, Nevada, General Obligation Limited Tax Bond             7/10 at 100.00          AA          7,914,172
                 Bank Bonds, Series 2000, 5.500%, 7/01/19

        7,500   Clark County, Nevada, Airport System Subordinate Lien Revenue         7/10 at 101.00         AAA          8,689,725
                 Bonds, Series 1999A, 6.000%, 7/01/29 (Pre-refunded to
                 7/01/10) - MBIA Insured

        7,910   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA          8,073,816
                 Revenue Bonds, Las Vegas Monorail Project, First Tier
                 Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        1,700   Nevada Housing Division, Single Family Mortgage Bonds,                4/07 at 102.00         Aaa          1,726,044
                 Senior Series 1997C-2, 5.750%, 4/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.6%

        2,480   New Hampshire Business Finance Authority, Water Facility             12/04 at 102.00         AAA          2,588,450
                 Revenue Bonds, Pennichuck Water Works, Inc., Series 1994A,
                 6.350%, 12/01/19 - AMBAC Insured

        1,320   New Hampshire Business Finance Authority, Revenue Bonds,             12/04 at 102.00         AAA          1,378,648
                 Pennichuck Water Works, Inc., Series 1994B,
                 6.450%, 12/01/16 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.3%

        3,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call           A          3,450,630
                 Series 1991C, 6.500%, 1/01/09

                Tobacco Settlement Financing Corporation, New Jersey,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
       16,000    5.750%, 6/01/32                                                      6/12 at 100.00         BBB         14,298,880
        5,000    6.125%, 6/01/42                                                      6/12 at 100.00         BBB          4,283,700


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.1%

        7,500   Farmington, New Mexico, Pollution Control Revenue Refunding           4/06 at 101.00         BBB          7,528,200
                 Bonds, Public Service Company of New Mexico - San Juan
                 Project, Series 1997B, 5.800%, 4/01/22


                                       27


                            Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 15.2%

$       7,000   Metropolitan Transportation Authority, New York, State Service        7/12 at 100.00         AA-     $    7,013,370
                 Contract Refunding Bonds, Series 2002A, 5.125%, 1/01/29

                County of Nassau, New York, General Obligations, Serial
                General Improvement Bonds, Series F:
        3,980    7.000%, 3/01/11 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          4,750,807
        4,070    7.000%, 3/01/12 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          4,858,237
        3,925    7.000%, 3/01/15 (Pre-refunded to 3/01/10) - FSA Insured              3/10 at 100.00         AAA          4,685,155

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1997G:
        1,515    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00         Aaa          1,712,465
        8,485    6.000%, 10/15/26                                                    10/07 at 101.00           A          9,055,022

        7,435   New York City, New York, General Obligation Bonds, Fiscal             5/10 at 101.00           A          7,865,263
                 Series 2000E, 5.750%, 5/15/20

        9,850   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA         10,566,686
                 Water and Sewer System Revenue Bonds, Fiscal Series
                 2000A, 5.750%, 6/15/31 - FGIC Insured

        5,000   New York City Municipal Water Finance Authority, Water and            6/07 at 101.00         AAA          5,364,000
                 Sewer System Revenue Bonds, Fiscal Series 1997B,
                 5.750%, 6/15/29 - FGIC Insured

       10,000   New York City Transitional Finance Authority, New York, Future        5/10 at 101.00      AA+***         11,586,200
                 Tax Secured Bonds, Fiscal Series 2000B, 6.000%, 11/15/29
                 (Pre-refunded to 5/15/10)

        4,975   New York City Industrial Development Agency, New York,               12/08 at 102.00         Ba2          3,675,082
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)

        3,000   New York City Industrial Development Agency, New York,               12/12 at 101.00         Ba2          2,946,660
                 Special Facilities Revenue Bonds, British Airways PLC,
                 Series 2002, 7.625%, 12/01/32 (Alternative Minimum Tax)

        3,655   Dormitory Authority of the State of New York, Revenue Bonds,          5/08 at 101.00      AA-***          4,035,486
                 State University Educational Facilities, Series 1997,
                 5.125%, 5/15/27 (Pre-refunded to 5/15/08)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1997B:
        2,965    5.625%, 2/15/21 (Pre-refunded to 2/15/07)                            2/07 at 102.00      AA-***          3,291,180
        4,395    5.625%, 2/15/21                                                      2/07 at 102.00         AA-          4,589,303

        9,495   New York State Mortgage Agency, Homeowner Mortgage                    4/10 at 100.00         Aa1          9,966,807
                 Revenue Bonds, Series 94, 5.800%, 10/01/20 (Alternative
                 Minimum Tax)

        5,000   New York State Urban Development Corporation, Correctional            1/09 at 101.00         AAA          5,712,300
                 Facilities Service Contract Revenue Bonds, Series 1999C,
                 6.000%, 1/01/29 (Pre-refunded to 1/01/09) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.8%

        9,010   North Carolina Housing Finance Agency, Home Ownership                 7/09 at 100.00          AA          9,367,066
                 Revenue Bonds, 1998 Trust Agreement, Series 7A,
                 6.250%, 1/01/29 (Alternative Minimum Tax)

        8,310   North Carolina Housing Finance Agency, Home Ownership                 1/10 at 100.00          AA          8,720,763
                 Revenue Bonds, 1998 Trust Agreement, Series 8A,
                 5.950%, 1/01/27 (Alternative Minimum Tax)

        5,970   North Carolina Housing Finance Agency, Home Ownership                 1/10 at 100.00          AA          6,156,324
                 Revenue Bonds, 1998 Trust Agreement, Series 9A,
                 5.875%, 7/01/31 (Alternative Minimum Tax)

        1,385   North Carolina Housing Finance Agency, Home Ownership                 7/10 at 100.00         AAA          1,399,501
                 Revenue Bonds, 1998 Trust Agreement, Series 10A,
                 5.400%, 7/01/32 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.6%

        3,970   North Dakota Housing Finance Agency, Home Mortgage                    7/08 at 102.00         Aaa          4,027,684
                 Finance Program Bonds, Series 1998B, 5.500%, 7/01/29
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 6.1%

        5,000   Akron, Bath, and Copley Joint Township Hospital District,            11/09 at 101.00        Baa1          4,847,850
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1998A, 5.375%, 11/15/18

        6,000   County of Cuyahoga, Ohio, Hospital Revenue Bonds, University          7/09 at 101.00         AAA          6,148,560
                 Hospitals Health System, Inc., Series 1999, 5.500%, 1/15/30 -
                 AMBAC Insured

                Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
                Kettering Medical Center, Series 1999:
        7,840    6.750%, 4/01/18                                                      4/10 at 101.00          A3          8,638,034
        5,000    6.750%, 4/01/22                                                      4/10 at 101.00          A3          5,441,800


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OHIO (continued)

$       2,590   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     8/10 at 100.00         Aaa     $    2,617,480
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 2000D, 5.450%, 9/01/31 (Alternative Minimum Tax)

        2,650   Ohio, General Obligation Bonds, Higher Education,                     5/13 at 100.00         AA+          2,708,777
                 Series 2003A, 5.000%, 5/01/22

       10,000   Ohio Air Quality Development Authority, Pollution Control            12/04 at 100.00        Baa2         10,183,800
                 Revenue Refunding Bonds, Ohio Edison Company Project,
                 Series 1999C, 5.800%, 6/01/16 (Mandatory put 12/01/04)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.2%

        5,000   Oklahoma State Industries Authority, Health System Revenue            8/09 at 101.00         AAA          5,294,200
                 Refunding Bonds, Baptist Medical Center, Series 1999A,
                 5.750%, 8/15/29 - MBIA Insured

       10,000   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding           12/08 at 100.00          B-          9,197,900
                 Bonds, American Airlines, Inc., Series 2001B,
                 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory
                 put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.6%

        2,460   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          2,652,151
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        2,500   Philadelphia School District, Pennsylvania, General Obligation        2/12 at 100.00         AAA          2,614,450
                 Bonds, Series 2002A, 5.500%, 2/01/31 - FSA Insured

        4,240   Venango Housing Corporation, Pennsylvania, Multifamily                8/04 at 100.00         AAA          4,258,698
                 FHA-Insured Mortgage Revenue Bonds, Evergreen Arbors
                 Project, Series 1990A, 8.000%, 2/01/24

        6,750   Washington County Authority, Pennsylvania, Capital Funding              No Opt. Call         AAA          7,727,670
                 Revenue Bonds, Capital Projects and Equipment Acquisition
                 Program, Series 1999, 6.150%, 12/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.6%

                The Housing Authority of the City of Providence, Rhode Island,
                Multifamily Mortgage Revenue Bonds, FHA-Insured Mortgage Loan -
                Cathedral Square Apartments II Project, Series 1992:
          345    7.375%, 4/01/10 (Alternative Minimum Tax)                            4/07 at 100.00         AAA            356,109
        1,060    7.400%, 4/01/20 (Alternative Minimum Tax)                            4/07 at 100.00         AAA          1,093,252
        3,050    7.500%, 10/01/32 (Alternative Minimum Tax)                           4/07 at 100.00         AAA          3,145,252

       12,250   Rhode Island Health and Educational Building Corporation,             5/07 at 102.00         AAA         13,057,520
                 Hospital Financing Revenue Bonds, Lifespan Obligated Group
                 Issue, Series 1996, 5.500%, 5/15/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.9%

       10,000   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         11,009,900
                 Purchase Revenue Bonds, Series 2002, 6.000%, 12/01/20

        2,500   Lexington County Health Service District, South Carolina,            11/13 at 100.00           A          2,599,225
                 Hospital Revenue Refunding and Improvement Bonds,
                 Series 2003, 5.750%, 11/01/28

                South Carolina Public Service Authority, Revenue Refunding
                Bonds, Santee Cooper Electric System, Series 2003A:
        3,560    5.000%, 1/01/20 - AMBAC Insured                                      7/13 at 100.00         AAA          3,674,739
        2,125    5.000%, 1/01/21 - AMBAC Insured                                      7/13 at 100.00         AAA          2,183,863

        7,500   Tobacco Settlement Revenue Management Authority, South                5/11 at 101.00         BBB          6,840,900
                 Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 5.2%

        6,000   Knox County Health, Educational, and Housing Facilities Board,        4/12 at 101.00        Baa2          6,122,940
                 Tennessee, Hospital Facilities Revenue Bonds, Baptist Health
                 System of East Tennessee, Inc., Series 2002, 6.500%, 4/15/31

       20,415   Knox County Health, Educational, and Housing Facility Board,           1/13 at 75.87         AAA         10,026,215
                 Tennessee, Hospital Revenue Refunding Bonds, Covenant
                 Health, Series 2002A, 0.000%, 1/01/18 - FSA Insured

        1,750   Metropolitan Government of Nashville and Davidson County,             5/11 at 100.00          AA          1,769,845
                 Tennessee, Electric System Revenue Bonds, Series 2001A,
                 5.125%, 5/15/26

       14,385   Metropolitan Government Nashville-Davidson County Health and         11/09 at 101.00         AAA         16,508,514
                 Educational Facilities Board, Tennessee, Revenue Bonds,
                 Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
                 (Pre-refunded to 11/15/09) - AMBAC Insured


                                       29


                            Nuveen Municipal Advantage Fund, Inc. (NMA) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 17.1%

$      14,900   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB     $   15,754,217
                 Refunding Bonds, TXU Electric Company Project, Series 2001C,
                 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory
                 put 11/01/11)

        6,000   Brazos River Authority, Texas, Revenue Refunding Bonds,                 No Opt. Call         AAA          6,235,020
                 Houston Lighting and Power Company Project, Series 1998,
                 5.050%, 11/01/18 (Alternative Minimum Tax) - AMBAC Insured

        8,400   Gulf Coast Waste Disposal Authority, Texas, Waste Disposal            4/09 at 101.00         BBB          8,272,656
                 Revenue Bonds, Valero Energy Corporation Project,
                 Series 1999, 5.700%, 4/01/32 (Alternative Minimum Tax)

       10,000   Harris County Health Facilities Development Corporation,              5/06 at 102.00         AAA         10,772,800
                 Texas, Special Facilities Revenue Bonds, Texas Medical
                 Center Project, Series 1996, 5.900%, 5/15/16 - MBIA Insured

        5,000   Harris County Health Facilities Development Corporation, Texas,      11/13 at 100.00         AAA          4,959,950
                 Thermal Utility Revenue Bonds, TECO Project, Series 2003,
                 5.000%, 11/15/30 - MBIA Insured

       12,500   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA         12,954,125
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        5,000   Houston Community College, Texas, Limited Tax General                 2/13 at 100.00         AAA          4,991,350
                 Obligation Bonds, Series 2003, 5.000%, 2/15/28 -
                 AMBAC Insured

                Houston, Texas Water Conveyance System Contract, Certificates
                of Participation, Series 1993A-J:
        5,490    6.800%, 12/15/10 - AMBAC Insured                                       No Opt. Call         AAA          6,498,897
        2,000    6.800%, 12/15/11 - AMBAC Insured                                       No Opt. Call         AAA          2,382,180

       16,305   Matagorda County Navagation District No. 1, Texas, Revenue            5/09 at 101.00        BBB-         15,925,746
                 Bonds, Reliant Energy, Series 1999B, 5.950%, 5/01/30
                 (Alternative Minimum Tax)

        3,425   Sabine River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB          3,643,275
                 Refunding Bonds, TXU Electric Company, Series 2001A,
                 5.500%, 5/01/22 (Mandatory put 11/01/11)

        4,700   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00        Baa2          4,932,274
                 System Revenue Refunding Bonds, Series 2002A,
                 6.000%, 10/01/21

        4,000   State of Texas, General Obligation Bonds, Water Financial             8/09 at 100.00         Aa1          4,131,120
                 Assistance, State Participation Program, Series 1999C,
                 5.500%, 8/01/35

        6,840   Travis County Health Facilities Development Corporation,             11/09 at 101.00         AAA          7,849,721
                 Texas, Revenue Bonds, Ascension Health Credit Group,
                 Series 1999A, 5.875%, 11/15/24 (Pre-refunded to
                 11/15/09) - AMBAC Insured

        2,500   Trinity River Authority of Texas, Pollution Control Revenue             No Opt. Call        Baa2          2,595,800
                 Refunding Bonds, TXU Electric Company, Series 2001A,
                 5.000%, 5/01/27 (Alternative Minimum Tax) (Mandatory
                 put 11/01/06)

          245   The Wood Glen, Texas, Housing Finance Corporation, Mortgage           7/04 at 100.00         AAA            245,867
                 Revenue Refunding Bonds, FHA-Insured Mortgage Loan-Section 8
                 Assisted Copperwood I Project, Series 1990A, 7.625%,
                 1/01/10 - MBIA Insured

                The Wood Glen, Texas, Housing Finance Corporation, Mortgage
                Revenue Refunding Bonds, FHA-Insured Mortgage Loan - Section 8
                Assisted Copperwood II Project, Series 1990C:
          105    7.625%, 1/01/10 - MBIA Insured                                       7/04 at 100.00         AAA            105,273
        1,250    7.650%, 7/01/23 - MBIA Insured                                       7/04 at 100.00         AAA          1,280,000


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

        2,200   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA          2,421,914
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.0%

        6,380   Capital Region Airport Authority, Richmond, Virginia, Airport         7/05 at 102.00         AAA          6,719,097
                 Revenue Bonds, International Airport Projects, Series 1995A,
                 5.625%, 7/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 14.4%

        8,810   Chelan County Public Utility District 1, Washington, Hydro            7/11 at 101.00         AAA          9,120,905
                 Consolidated System Revenue Bonds, Series 2001A,
                 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

       10,730   Chelan County Public Utility District 1, Washington, Hydro            7/11 at 101.00         AAA         11,185,703
                 Consolidated System Revenue Refunding Bonds, Series 2001C,
                 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured

        5,665   Chelan County Public Utility District 1, Washington, Hydro            7/12 at 100.00         AAA          5,679,842
                 Consolidated System Revenue Bonds, Series 2002B,
                 5.250%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

       10,730   Pierce County School District 320, Sumner, Washington,               12/10 at 100.00         Aaa         12,386,390
                 Unlimited Tax General Obligation Bonds, Series 2000,
                 6.250%, 12/01/17 - FSA Insured


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$      10,550   Port of Seattle, Washington, Limited Tax General Obligation          12/10 at 100.00         AA+     $   11,034,034
                 Bonds, Series 2000B, 5.750%, 12/01/25 (Alternative
                 Minimum Tax)

        5,315   Port of Seattle, Washington, Revenue Bonds, Series 2000B,               No Opt. Call         AAA          5,903,052
                 6.000%, 2/01/10 (Alternative Minimum Tax) - MBIA Insured

       19,295   Port of Seattle, Washington, Special Facility Revenue Bonds,          3/10 at 101.00         AAA         21,243,023
                 Terminal 18, Series 1999A, 6.000%, 9/01/29 - MBIA Insured

        5,000   Port of Seattle, Washington, Special Facility Revenue Bonds,          3/10 at 101.00         AAA          5,470,550
                 Terminal 18, Series 1999B, 6.000%, 9/01/20 (Alternative
                 Minimum Tax) - MBIA Insured

        5,000   Washington State Healthcare Facilities Authority, Revenue            12/09 at 101.00         AAA          5,240,100
                 Bonds, Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

        8,750   Washington Public Power Supply System, Nuclear Project 3              7/08 at 102.00         Aaa          9,044,525
                 Revenue Refunding Bonds, Series 1998A, 5.125%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.7%

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          4,962,600
                 Series 2003L, Appalachian Power Company Project,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 7.6%

        8,000   Badger Tobacco Asset Securitization Corporation, Wisconsin,           6/12 at 100.00         BBB          7,440,720
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 6.125%, 6/01/27

        5,000   Madison, Wisconsin, Industrial Development Revenue Refunding          4/12 at 100.00         AA-          5,196,500
                 Bonds, Madison Gas and Electric Company Projects,
                 Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

        3,000   Southeast Wisconsin Professional Baseball Park District,                No Opt. Call         AAA          3,335,670
                 Sales Tax Revenue Refunding Bonds, Series 1998A,
                 5.500%, 12/15/19 - MBIA Insured

        3,285   Wisconsin Housing and Economic Development Authority,                 3/10 at 100.00          AA          3,427,530
                 Home Ownership Revenue Bonds, Series 2000B,
                 5.750%, 3/01/22 (Alternative Minimum Tax)

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, Aurora Medical Group, Inc., Series 1996:
       10,000    5.600%, 11/15/16 - FSA Insured                                       5/06 at 102.00         AAA         10,672,800
       20,000    5.750%, 11/15/25 - FSA Insured                                       5/06 at 102.00         AAA         20,970,800
------------------------------------------------------------------------------------------------------------------------------------
$     982,525   Total Long-Term Investments (cost $948,864,832) - 150.5%                                              1,004,698,154
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.6%

        3,795   Montgomery County, Tennessee, Public Building Authority,                                  VMIG-1          3,795,000
                 Pooled Financing Adjustable Revenue Bonds, County Loan Pool
                 Program, Series 2002, 1.110%, 4/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$       3,795   Total Short-Term Investments (cost $3,795,000)                                                            3,795,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $952,659,832) - 151.1%                                                        1,008,493,154
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.5%                                                                     16,833,607
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.6)%                                                       (358,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  667,326,761
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       31


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8%

$       3,000   Arizona State Transportation Board, Highway Revenue Bonds,            7/11 at 100.00         AAA     $    3,161,190
                 Series 2001, 5.250%, 7/01/20

        1,725   Maricopa County Industrial Development Authority, Education           7/10 at 102.00        Baa3          1,726,397
                 Revenue Bonds, Arizona Charter Schools Project I,
                 Series 2000A, 6.750%, 7/01/29

          400   Pima County Industrial Development Authority, Arizona,                5/07 at 105.85         AAA            409,144
                 FNMA/GNMA Single Family Mortgage Revenue Bonds,
                 Series 1997A, 7.100%, 11/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.8%

        5,000   Arkansas Development Finance Authority, Hospital Revenue              2/10 at 100.00        BBB-          5,519,000
                 Bonds, Washington Regional Medical Center, Series 2000,
                 7.000%, 2/01/15

        3,480   Cabot School District No. 4 of Lonoke County, Arkansas,               8/08 at 100.00         Aaa          3,490,823
                 General Obligation Refunding Bonds, Series 2003,
                 5.000%, 2/01/27 - AMBAC Insured

        2,865   University of Arkansas, Fayetteville, Various Facilities             12/12 at 100.00         Aaa          3,089,902
                 Revenue Bonds, Series 2002, 5.500%, 12/01/20 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 4.9%

        3,225   California Health Facilities Financing Authority, Revenue Bonds,      3/13 at 100.00           A          3,075,747
                 Adventist Health System/West, Series 2003A, 5.000%, 3/01/33

        1,000   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00          A3          1,084,270
                 Bonds, Series 2002A, 5.750%, 5/01/17

        2,500   Los Angeles Community Redevelopment Agency, California,               7/04 at 100.00      BBB***          2,515,200
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10

                Department of Water and Power of Los Angeles, California,
                Electric Plant Revenue Bonds, Second Issue of 1993:
          490    4.750%, 10/15/20                                                    10/04 at 101.00      AA-***            491,593
        5,510    4.750%, 10/15/20                                                    10/04 at 101.00         Aaa          5,631,000

          995   Department of Water and Power of Los Angeles, California,             8/04 at 102.00      AA-***          1,014,542
                 Electric Plant Revenue Bonds, Issue of 1994, 5.375%, 2/15/34

                Orange County, California, Recovery Certificates of Participation,
                Series 1996A:
       13,100    5.875%, 7/01/19 - MBIA Insured                                       7/06 at 102.00         AAA         14,313,846
          690    6.000%, 7/01/26 - MBIA Insured                                       7/06 at 102.00         AAA            748,126

        5,000   San Joaquin Hills Transportation Corridor Agency Toll Road            1/14 at 102.00         AAA          4,594,400
                 Refunding Revenue Bonds, California, Series 1997A,
                 0.000%, 1/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.0%

        3,000   Broomfield, Colorado, Master Facilities Lease Purchase               12/09 at 100.00         AAA          3,241,680
                 Agreement, Certificates of Participation, Series 1999,
                 5.750%, 12/01/24 - AMBAC Insured

        6,285   Broomfield, Colorado, Sales and Use Tax Revenue Refunding            12/12 at 100.00         Aaa          6,695,096
                 and Improvement Bonds, Series 2002A, 5.500%, 12/01/22 -
                 AMBAC Insured

       11,465   Denver City and County, Colorado, Airport System Revenue             11/10 at 100.00         AAA         12,528,952
                 Refunding Bonds, Series 2000A, 6.000%, 11/15/18 (Alternative
                 Minimum Tax) - AMBAC Insured

       20,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          4,654,000
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 6.2%

$      15,000   Atlanta, Georgia, Airport General Revenue Refunding Bonds,            1/10 at 101.00         AAA     $   16,981,800
                 Series 2000A, 5.600%, 1/01/30 (Pre-refunded to
                 1/01/10) - FGIC Insured

       14,330   Fulton County Facilities Corporation, Georgia, Certificates          11/10 at 101.00         AAA         15,558,798
                 of Participation, Public Purpose Project, Series 1999,
                 5.500%, 11/01/18 - AMBAC Insured

        8,000   Georgia, General Obligation Bonds, Series 1995C, 7.250%, 7/01/08        No Opt. Call         AAA          9,406,160


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.3%

        6,500   Chicago, Illinois, Gas Supply Revenue Refunding Bonds,                6/05 at 102.00         Aa2          6,843,655
                 Peoples Gas Light and Coke Company Project, Series 1995A,
                 6.100%, 6/01/25

        5,250   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1998B,       1/09 at 101.00         AAA          5,224,380
                 5.000%, 1/01/28 - MBIA Insured

        2,300   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,              No Opt. Call         AAA          2,521,444
                 Series 1993, 5.375%, 1/01/14 - AMBAC Insured

        4,000   Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A,        7/13 at 100.00         AAA          3,960,640
                 5.000%, 1/01/33 - AMBAC Insured

        5,210   Illinois Housing Development Authority, Section 8 Elderly             7/04 at 101.00           A          5,253,868
                 Housing Revenue Bonds, Garden House of River Oaks West
                 Development, Series 1992A, 6.875%, 1/01/20

       38,645   Illinois, General Obligation Bonds, Illinois FIRST Program,           4/10 at 100.00         AAA         40,253,018
                 Series 2000, 5.500%, 4/01/25 - MBIA Insured

        1,975   Lake County Community High School District No. 127, Grayslake,          No Opt. Call         AAA          2,694,315
                 Illinois, General Obligation Bonds, Series 2002A,
                 9.000%, 2/01/13 - FGIC Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 2002A:
        3,250    0.000%, 6/15/25 - MBIA Insured                                       6/22 at 101.00         AAA          1,655,095
        2,270    5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00         AAA          2,262,214


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 1.8%

        4,695   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA          4,888,575
                 Revenue Bonds, Butler University Project, Series 2001,
                 5.500%, 2/01/26 - MBIA Insured

       17,449   Indianapolis Airport Authority, Indiana, Specialty Facility          11/05 at 102.00         N/R          5,191,204
                 Revenue Bonds, United Air Lines, Inc., Indianapolis
                 Maintenance Center Project, Series 1995A, 6.500%, 11/15/31
                 (Alternative Minimum Tax)#

        2,000   Petersburg, Indiana, Pollution Control Revenue Refunding              8/11 at 102.00        Baa2          2,024,600
                 Bonds, Indianapolis Power and Light Company, Series 1991,
                 5.750%, 8/01/21


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.6%

        4,215   Iowa Finance Authority, Solid Waste Disposal Revenue Bonds,             No Opt. Call         N/R          4,134,789
                 IPSCO Project, Series 1997, 6.000%, 6/01/27 (Alternative
                 Minimum Tax) (Mandatory put 6/01/07)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.6%

                Jefferson County, Kentucky, School District Finance Corporation,
                School Building Revenue Bonds, Series 2000A:
        3,045    5.250%, 7/01/17 - FSA Insured                                        1/10 at 101.00         AAA          3,235,647
        7,490    5.250%, 7/01/20 - FSA Insured                                        1/10 at 101.00         AAA          7,925,094


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.1%

        7,415   Louisiana Local Government Environmental Facilities and              12/12 at 100.00         AAA          7,354,494
                 Community Development Authority, Revenue Bonds, Baton
                 Rouge Community College Facilities Corporation, Series 2002,
                 5.000%, 12/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.6%

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        3,710    5.000%, 11/01/18                                                    11/12 at 101.00          AA          3,923,251
        3,890    5.000%, 11/01/19                                                    11/12 at 101.00          AA          4,090,841

        2,500   Maryland Department of Transportation, County Transportation            No Opt. Call          AA          2,814,950
                 Revenue Bonds, Series 2002, 5.500%, 2/01/16


                                       33


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.3%

$       5,250   Massachusetts Bay Transportation Authority, Assessment Bonds,         7/10 at 100.00         AAA     $    5,318,565
                 Series 2000A, 5.250%, 7/01/30

       10,000   Massachusetts Water Resources Authority, General Revenue              8/10 at 101.00         AAA         10,730,400
                 Bonds, Series 2000A, 5.750%, 8/01/39 - FGIC Insured

        6,195   University of Massachusetts Building Authority, Facilities           11/10 at 100.00         AAA          6,284,580
                 Revenue Bonds, Senior Series 2000A, Commonwealth
                 Guaranteed, 5.125%, 11/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.5%

        6,635   Detroit, Michigan, Water Supply System Senior Lien Revenue            7/11 at 101.00         AAA          7,627,994
                 Bonds, Series 2001A, 5.750%, 7/01/28 (Pre-refunded to
                 7/01/11) - FGIC Insured

        2,090   City of Grand Rapids Building Authority, County of Kent,              8/10 at 100.00         AAA          2,247,335
                 Michigan, General Obligation Limited Tax Bonds, Series 2000,
                 5.375%, 8/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 8.2%

       13,675   State of Minnesota, General Obligation Bonds, Series 2000,           11/10 at 100.00         AAA         14,609,550
                 5.125%, 11/01/16

        4,110   Minnesota Housing Finance Agency, Single Family Remarketed            1/11 at 101.00         AA+          4,356,271
                 Mortgage Bonds, Series 1998H-2, 6.050%, 7/01/31 (Alternative
                 Minimum Tax)

       30,000   Minnesota Agricultural and Economic Development Board,               11/10 at 101.00           A         32,276,700
                 Health Care System Revenue Bonds, Fairview Health Services,
                 Series 2000A, 6.375%, 11/15/29

        3,390   The Housing and Redevelopment Authority of the City of Saint         11/15 at 103.00         AAA          4,128,952
                 Paul, Minnesota, Sales Tax Revenue Refunding Bonds, Civic
                 Center Project, Series 1996, 7.100%, 11/01/23 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.2%

        5,900   Mississippi Business Finance Corporation, Pollution Control          10/04 at 101.00        BBB-          5,929,441
                 Revenue Refunding Bonds, System Energy Resources, Inc.
                 Project, Series 1998, 5.875%, 4/01/22

        1,830   Mississippi Home Corporation, GNMA Mortgage-Backed                    7/07 at 105.00         Aaa          1,879,282
                 Securities Single Family Mortgage Revenue Bonds,
                 Series 1997D-5, 6.750%, 7/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 3.8%

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
        8,500    0.000%, 1/01/26 - AMBAC Insured                                        No Opt. Call         AAA          2,529,090
        5,315    0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call         AAA          1,485,861
       21,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         21,434,910


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 4.0%

          650   Camden County Pollution Control Financing Authority, New              6/04 at 100.00          B2            626,503
                 Jersey, Solid Waste Disposal and Resource Recovery System
                 Revenue Bonds, Series 1991D, 7.250%, 12/01/10

       21,000   New Jersey Transportation Trust Fund Authority, Transportation        6/10 at 100.00      AA-***         23,861,250
                 System Bonds, Series 2000B, 5.750%, 6/15/17 (Pre-refunded
                 to 6/15/10)

        3,165   Tobacco Settlement Financing Corporation, New Jersey, Tobacco         6/12 at 100.00         BBB          2,711,582
                 Settlement Asset-Backed Bonds, Series 2002, 6.125%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.9%

        5,925   New Mexico Hospital Equipment Loan Council, Hospital Revenue          8/11 at 101.00         Aa3          6,088,530
                 Bonds, Presbyterian Healthcare Services, Series 2001A,
                 5.500%, 8/01/21

        5,675   Regents of the University of New Mexico, System Revenue                 No Opt. Call          AA          6,617,334
                 Refunding Bonds, Series 1992A, 6.250%, 6/01/12


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 24.7%

        5,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          5,069,900
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26 -
                 MBIA Insured

       11,000   Nassau County Tobacco Settlement Corporation, New York,               7/09 at 101.00        BBB-         10,962,600
                 Tobacco Settlement Asset-Backed Bonds, Series 1999A,
                 6.400%, 7/15/33

       21,715   New York City, New York, General Obligation Bonds, Fiscal             3/06 at 101.50           A         23,133,641
                 Series 1996I, 5.875%, 3/15/18


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                New York City, New York, General Obligation Bonds, Fiscal
                Series 2002G:
$       1,000    5.000%, 8/01/17                                                      8/12 at 100.00           A     $    1,021,280
       10,500    5.750%, 8/01/18                                                      8/12 at 100.00           A         11,279,520

        5,000   New York City, New York, General Obligation Bonds, Fiscal             8/12 at 100.00           A          5,410,400
                 Series 2003A, 5.750%, 8/01/16

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1997H:
           80    6.125%, 8/01/25 (Pre-refunded to 8/01/07)                            8/07 at 101.00        A***             90,244
        9,920    6.125%, 8/01/25                                                      8/07 at 101.00           A         10,760,522

       17,870   New York City Transitional Finance Authority, New York, Future        8/09 at 101.00      AA+***         20,401,286
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded to 8/15/09)

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1997A:
       19,290    5.750%, 2/15/27 (Pre-refunded to 2/15/07)                            2/07 at 102.00      AA-***         21,477,100
          710    5.750%, 2/15/27                                                      2/07 at 102.00         AA-            730,491

        4,500   New York State Energy Research and Development Authority,             7/04 at 101.50         AAA          4,592,340
                 Gas Facilities Revenue Bonds, The Brooklyn Union Gas
                 Company Project, Series 1989C, 5.600%, 6/01/25 (Alternative
                 Minimum Tax) - MBIA Insured

        3,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          3,190,380
                 Secured Hospital Revenue Bonds, Brookdale Hospital Medical
                 Center, Series 1995A, 6.850%, 2/15/17 (Pre-refunded
                 to 2/15/05)

        4,785   New York State Medical Care Facilities Finance Agency,               11/05 at 102.00         Aa1          5,148,516
                 Secured Mortgage Revenue Bonds, Brookdale Family Care
                 Centers, Inc., Series 1995A, 6.375%, 11/15/19

       10,000   Port Authority of New York and New Jersey, Special Project           12/07 at 102.00         AAA         10,731,100
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.750%, 12/01/22 (Alternative Minimum Tax) - MBIA Insured

        5,400   New York Tobacco Settlement Financing Corporation, Tobacco            6/10 at 100.00         AA-          5,733,180
                 Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

        7,000   Triborough Bridge and Tunnel Authority, New York, General             1/22 at 100.00         AAA          7,782,040
                 Purpose Revenue Bonds, Series 1999B, 5.500%, 1/01/30
                 (Pre-refunded to 1/01/22)

       20,500   TSASC, Inc., New York, Tobacco Flexible Amortization Bonds,           7/09 at 101.00         BBB         20,617,875
                 Series 1999-1, 6.250%, 7/15/34


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.2%

        7,500   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA          7,913,400
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 4.3%

       22,905   Fargo, North Dakota, Health System Revenue Bonds, MeritCare           6/10 at 101.00         AAA         23,826,926
                 Obligated Group, Series 2000A, 5.625%, 6/01/31 - FSA Insured

                North Dakota Water Commission, Water Development and
                Management Program Bonds, Series 2000A:
        2,230    5.700%, 8/01/18 - MBIA Insured                                       8/10 at 100.00         AAA          2,469,591
        2,450    5.750%, 8/01/19 - MBIA Insured                                       8/10 at 100.00         AAA          2,719,255


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.7%

       16,140   Montgomery County, Ohio, Hospital Facilities Revenue Bonds,             No Opt. Call          A3         18,165,570
                 Kettering Medical Center, Series 1999, 6.300%, 4/01/12


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.0%

          300   Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding            6/09 at 100.00          B-            279,924
                 Bonds, American Airlines, Inc., Series 2000B, 6.000%, 6/01/35
                 (Alternative Minimum Tax) (Mandatory put 12/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.5%

        5,000   Oregon Health Sciences University, Revenue Bonds, Series 2002A,       1/13 at 100.00         AAA          5,217,150
                 5.250%, 7/01/22 - MBIA Insured

                Portland, Oregon, Water System Revenue Bonds, Series 2000A:
        6,780    5.375%, 8/01/18                                                      8/10 at 100.00         Aa1          7,251,346
        3,880    5.500%, 8/01/20                                                      8/10 at 100.00         Aa1          4,215,659


                                       35


                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 6.4%

$       5,000   Delaware County Industrial Development Authority, Pennsylvania,       1/08 at 102.00         BBB     $    5,153,100
                 Resource Recovery Revenue Refunding Bonds, Series 1997A,
                 6.200%, 7/01/19

       15,000   Delaware River Port Authority, New Jersey and Pennsylvania,             No Opt. Call         AAA         16,357,350
                 Revenue Refunding Bonds, Series 1998B, 5.250%, 1/01/08 -
                 AMBAC Insured

       15,050   Pennsylvania General Obligation Bonds, Second Series 2001,            9/11 at 101.00          AA         16,025,390
                 5.000%, 9/15/14

        5,000   Pennsylvania Higher Education Assistance Agency, Capital             12/10 at 100.00         AAA          5,739,200
                 Acquisition Revenue Bonds, Series 2000, 5.875%, 12/15/30
                 (Pre-refunded to 12/15/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.9%

        8,105   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          7,639,935
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

       12,500   Puerto Rico Housing Finance Authority, Capital Fund Program             No Opt. Call       AA***         11,806,750
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.4%

       24,730   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         25,560,928
                 Purchase Revenue Bonds, Series 2002, 5.500%, 12/01/22

        1,640   Three Rivers Solid Waste Authority, South Carolina, Solid Waste       1/07 at 102.00         AAA          1,672,177
                 Disposal Facilities Revenue Bonds, Series 1997,
                 5.300%, 1/01/27 - MBIA Insured

       10,000   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB          9,121,200
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.9%

        5,000   The Health, Educational, and Housing Facilities Board of              7/13 at 100.00          AA          4,894,050
                 Knox County, Tennessee, Hospital Facilities Revenue Bonds,
                 East Tennessee Children's Hospital, Series 2003A,
                 5.000%, 7/01/23 - RAAI Insured

        1,200   Metropolitan Government Nashville-Davidson County Health              7/04 at 101.00         N/R          1,179,720
                 and Educational Facilities Board, Tennessee, Revenue
                 Refunding Bonds, Blakeford at Green Hills, Series 1998,
                 5.650%, 7/01/16


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 26.9%

        5,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue   6/04 at 100.00         CCC          3,621,750
                 Bonds, American Airlines, Inc. Project, Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

                Arlington Independent School District, Tarrant County, Texas,
                General Obligation Bonds, Series 1995:
        3,710    0.000%, 2/15/12                                                       2/05 at 67.33         Aaa          2,462,401
        3,710    0.000%, 2/15/13                                                       2/05 at 62.94         Aaa          2,302,018

       12,250   Austin, Texas, Hotel Occupancy Tax Subordinate Lien Revenue          11/09 at 100.00         AAA         13,196,680
                 Refunding Bonds, Series 1999, 5.800%, 11/15/29 -
                 AMBAC Insured

       14,200   Brazos River Authority, Texas, Pollution Control Revenue                No Opt. Call         BBB         15,014,086
                 Refunding Bonds, TXU Electric Company Project, Series 2001C,
                 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory
                 put 11/01/11)

                Brownsville Independent School District, Cameron County, Texas,
                General Obligation Bonds, Series 1999:
        5,015    5.625%, 8/15/25                                                      8/09 at 100.00         AAA          5,298,448
        8,825    5.625%, 8/15/29                                                      8/09 at 100.00         AAA          9,293,166

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                Series 2000:
       17,325    5.400%, 2/15/18                                                      2/10 at 100.00         AAA         18,563,045
       10,000    5.650%, 2/15/19                                                      2/10 at 100.00         AAA         10,936,200
        6,880    5.700%, 2/15/20                                                      2/10 at 100.00         AAA          7,541,443
        8,020    5.700%, 2/15/21                                                      2/10 at 100.00         AAA          8,744,928

        6,000   Dallas-Ft. Worth International Airport Facility Improvement          11/09 at 101.00         CCC          3,926,640
                 Corporation, Texas, Revenue Bonds, American Airlines, Inc.,
                 Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

       11,750   Dallas-Ft. Worth International Airport Facility Improvement          11/07 at 100.00         CCC         10,279,135
                 Corporation, Texas, Revenue Refunding Bonds, American
                 Airlines, Inc., Series 2000C, 6.150%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/07)


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      21,500   Houston, Texas, Airport System, Subordinate Lien Revenue              7/10 at 100.00         AAA     $   22,281,095
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

       22,500   Houston, Texas, Water and Sewer System, Junior Lien Revenue          12/10 at 100.00         AAA         22,811,400
                 Refunding Bonds, Series 2000B, 5.250%, 12/01/30 -
                 FGIC Insured

        1,250   Houston, Texas, Water and Sewer System, Junior Lien Revenue          12/11 at 100.00         AAA          1,284,888
                 Refunding Bonds, Series 2001A, 5.000%, 12/01/20 -
                 FSA Insured

       15,000   San Antonio Independent School District, Bexar County, Texas,         8/09 at 100.00         AAA         17,017,350
                 General Obligation Bonds, Series 1999, 5.800%, 8/15/29
                 (Pre-refunded to 8/15/09)

        4,259   Texas General Services Commission, Participation Interests,           9/04 at 100.50           A          4,328,717
                 Series 1992, 7.500%, 9/01/22

        3,970   City of Wichita Falls, Wichita County, Texas, Water and Sewer         8/11 at 100.00         AAA          4,056,903
                 System Priority Lien Revenue Bonds, Series 2001,
                 5.000%, 8/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.0%

        5,500   Public Utility District No. 1 of Clark County, Washington,            1/11 at 100.00         AAA          5,719,065
                 Generating System Revenue Refunding Bonds, Series 2000,
                 5.125%, 1/01/20 - FSA Insured

        2,755   Cowlitz County, Washington, Special Sewer Revenue Refunding             No Opt. Call         AAA          3,076,123
                 Bonds, Series 2002, CSOB Wastewater Treatment Facilities,
                 5.500%, 11/01/16 - FGIC Insured

       10,000   Energy Northwest, Washington, Electric Revenue Refunding              7/11 at 101.00         AAA         10,816,400
                 Bonds, Nuclear Project 3, Series 2001A, 5.500%, 7/01/17 -
                 FSA Insured

        2,500   King County, Washington, Sewer Revenue Bonds, Series 2001,            1/12 at 100.00         AAA          2,529,200
                 5.000%, 1/01/23 - FGIC Insured

       33,490   Port of Seattle, Washington, Revenue Bonds, Series 2000A,             8/10 at 100.00         AAA         35,286,069
                 5.625%, 2/01/30 - MBIA Insured

        6,950   Port of Seattle, Washington, Revenue Bonds, Series 2000B,             8/10 at 100.00         AAA          7,171,149
                 5.625%, 2/01/24 (Alternative Minimum Tax) - MBIA Insured

                Seattle, Washington, General Obligation Refunding and
                Improvement Bonds, Series 2002:
        6,165    4.400%, 12/01/19                                                    12/12 at 100.00         AAA          5,971,974
        6,445    4.500%, 12/01/20                                                    12/12 at 100.00         AAA          6,257,644

                City of Tacoma, Washington, Electric System Revenue Refunding
                Bonds, Series 2001A:
        6,630    5.750%, 1/01/17 - FSA Insured                                        1/11 at 101.00         AAA          7,323,498
        3,500    5.750%, 1/01/18 - FSA Insured                                        1/11 at 101.00         AAA          3,860,500

        9,000   Washington, Motor Vehicle Fuel Tax General Obligation Bonds,          1/12 at 100.00         AAA          9,180,270
                 Series 2002C, 5.000%, 1/01/21 - FSA Insured

        7,890   Washington State Higher Education Facilities Authority, Revenue      11/09 at 101.00          AA          8,237,239
                 Bonds, Pacific Lutheran University, Series 1999,
                 5.950%, 11/01/29 - RAAI Insured

        3,520   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         Aaa          3,551,328
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.000%, 10/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.2%

        1,250   Wisconsin Health and Educational Facilities Authority, Revenue        3/08 at 101.00         N/R          1,100,738
                 Bonds, United Lutheran Program for the Aging, Inc., Series
                 1998, 5.700%, 3/01/28


------------------------------------------------------------------------------------------------------------------------------------
                WYOMING - 0.4%

        2,800   Jackson National Rural Utilities Cooperative Financing                5/07 at 101.00           A          2,884,891
                 Corporation, Wyoming, Guaranteed Gas Supply Revenue
                 Bonds, Lower Valley Power and Light, Inc. Project,
                 Series 1997B, 5.875%, 5/01/26 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
$   1,030,413   Total Long-Term Investments (cost $988,365,172) - 153.1%                                              1,038,195,287
=============-----------------------------------------------------------------------------------------------------------------------


                                       37



                            Nuveen Municipal Market Opportunity Fund, Inc. (NMO) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.7%

$       4,900   Chester County Industrial Development Authority, Pennsylvania,                            VMIG-1     $    4,900,000
                 Archdiocese of Philadelphia, Variable Rate Demand Revenue
                 Bonds, Series 2001, 1.100%, 7/01/31+
------------------------------------------------------------------------------------------------------------------------------------
$       4,900   Total Short-Term Investments (cost $4,900,000)                                                            4,900,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $993,265,172) - 153.8%                                                        1,043,095,287
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                     15,012,765
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.0)%                                                       (380,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  678,108,052
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                                 See accompanying notes to financial statements.


                                       38


                            Nuveen Dividend Advantage Municipal Fund (NAD)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2%

$       1,500   Alabama 21st Century Authority, Tobacco Settlement Revenue            6/10 at 102.00          A-     $    1,466,235
                 Bonds, Series 2000, 5.750%, 12/01/20


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.7%

       15,000   Maricopa County, Arizona, Pollution Control Corporation, Pollution      No Opt. Call         BB+         15,609,450
                 Control Revenue Remarketing Bonds, Series 1994A, El Paso
                 Electric Company, 6.375%, 7/01/14 (Mandatory put 8/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 2.1%

        2,475   Los Angeles Department of Water and Power, California, Power          7/06 at 100.00         AA-          2,561,254
                 System Revenue Bonds, Series 2001A-3, 5.375%, 7/01/20

        9,375   Sacramento County Sanitation District Financing Authority,           12/05 at 101.00          AA          9,954,094
                 California, Revenue Bonds, Series 2000A, 5.875%, 12/01/27


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 2.7%

       10,250   Denver City and County, Colorado, Airport System Revenue Bonds,      11/06 at 101.00         AAA         10,569,390
                 Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        1,475   City and County of Denver, Colorado, Multifamily Housing Revenue     10/07 at 102.00         AAA          1,507,229
                 Bonds, FHA-Insured Mortgage  Loan - The Boston Lofts Project,
                 Series 1997A, 5.750%, 10/01/27 (Alternative Minimum Tax)

        3,205   City and County of Denver, Colorado, Airport Special Facilities       1/09 at 101.00         AAA          3,523,128
                 Revenue Bonds, Rental Car Projects, Series 1999A,
                 6.000%, 1/01/12 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.5%

                Connecticut Development Authority, Health Facility Revenue
                Refunding Bonds, Alzheimer's Resource Center of Connecticut,
                Inc. Project, Series 1994A:
          290    6.875%, 8/15/04                                                        No Opt. Call         N/R            290,090
        2,700    7.125%, 8/15/14                                                      8/04 at 102.00         N/R          2,671,569


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.7%

        1,630   Florida Housing Finance Agency, Housing Revenue Bonds, Mar           12/07 at 102.00         AAA          1,704,573
                 Lago Village Apartments Project, Series 1997F,
                 5.800%, 12/01/17 (Alternative Minimum Tax) - AMBAC Insured

       13,625   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-         14,049,555
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

        4,000   Forsyth County Water and Sewerage Authority, Georgia, Revenue         4/10 at 102.00       AA***          4,615,080
                 Bonds, Series 2000, 6.000%, 4/01/25 (Pre-refunded to 4/01/10)

        3,500   Gainesville, Hall County Hospital Authority, Georgia, Revenue         5/09 at 101.00         AAA          3,580,815
                 Anticipation Certificates, Northeast Georgia Health Services,
                 Inc. Project, Series 1999, 5.500%, 5/15/29 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.6%

          890   Idaho Housing and Finance Association, Single Family Mortgage         7/09 at 101.00         Aa2            926,081
                 Bonds, Series 1999E, 5.750%, 1/01/21 (Alternative Minimum Tax)

        1,185   Idaho Housing and Finance Association, Single Family Mortgage         1/10 at 100.00         Aa2          1,247,390
                 Bonds, Series 2000D, 6.350%, 7/01/22 (Alternative Minimum Tax)

        1,045   Idaho Housing and Finance Association, Single Family Mortgage         7/10 at 100.00         Aaa          1,067,363
                 Bonds, Series 2000E, 5.950%, 7/01/20 (Alternative Minimum Tax)


                                       39


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 34.3%

$       3,635   Channahon, Illinois, Revenue Refunding Bonds, Morris Hospital,       12/09 at 102.00        BBB+     $    3,811,734
                 Series 1999, 5.750%, 12/01/12

       22,750   Chicago, Illinois, General Obligation Refunding Bonds, Emergency        No Opt. Call         AAA         24,830,260
                 Telephone System, Series 1999, 5.500%, 1/01/23 - FGIC Insured

        7,250   Chicago School Reform Board of Trustees of the Chicago Board            No Opt. Call         AAA          7,845,153
                 of Education, Illinois, Unlimited Tax General Obligation Bonds,
                 Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 -
                 FGIC Insured

        2,300   Chicago, Illinois, Motor Fuel Tax Revenue Refunding Bonds,              No Opt. Call         AAA          2,521,444
                 Series 1993, 5.375%, 1/01/14 - AMBAC Insured

                Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue
                Bonds, Archer Court Apartments, Series 1999A:
          920    5.500%, 12/20/19 (Alternative Minimum Tax)                          10/10 at 101.00         AAA            960,609
        1,210    5.600%, 12/20/29 (Alternative Minimum Tax)                          10/10 at 101.00         AAA          1,228,561
        1,925    5.650%, 12/20/40 (Alternative Minimum Tax)                          10/10 at 101.00         AAA          1,951,392

        4,940   Chicago, Illinois, Wastewater Transmission Revenue Bonds,             1/06 at 102.00         AAA          4,968,356
                 Series 1995, 5.125%, 1/01/25 - FGIC Insured

        5,100   Chicago, Illinois, Water Revenue Bonds, Series 1997,                 11/07 at 102.00         AAA          5,163,138
                 5.250%, 11/01/27 - FGIC Insured

       24,835   Illinois Development Finance Authority, Revenue Bonds,                9/07 at 102.00         AAA         26,051,915
                 Presbyterian Home of Lake Forest Project, Series 1999,
                 5.625%, 9/01/31 - FSA Insured

        3,935   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa          2,372,215
                 Program Revenue Bonds, Round Lake Community Unit School
                 District 116 Project, Series 1999, 0.000%, 1/01/15 -
                 MBIA Insured

        2,750   Illinois Educational Facilities Authority, Revenue Bonds, MJH         9/09 at 100.00         AAA          2,940,822
                 Education Assistance Illinois LLC, Series 1999D,
                 5.450%, 9/01/14 - AMBAC Insured

                Illinois Health Facilities Authority, Revenue Bonds, Loyola
                University Health System, Series 1997A:
        1,600    5.000%, 7/01/24 (Pre-refunded to 7/01/07) - MBIA Insured             7/07 at 101.00         AAA          1,745,376
        5,400    5.000%, 7/01/24 - MBIA Insured                                       7/07 at 101.00         AAA          5,402,052

        5,490   Illinois Health Facilities Authority, Revenue Bonds, Sarah Bush       2/07 at 102.00           A          5,665,351
                 Lincoln Health Center, Series 1996B, 5.500%, 2/15/16

       17,280   Illinois Health Facilities Authority, Converted Adjustable Rate      10/07 at 102.00         AAA         19,644,077
                 Revenue Bonds, Highland Park Hospital, Series 1991A,
                 6.000%, 10/01/15 (Pre-refunded to 10/01/07) - FGIC Insured

        9,940   Illinois Health Facilities Authority, Remarketed Revenue Bonds,       8/11 at 103.00         Aa1         10,709,654
                  University of Chicago Project, Series 1985A, 5.500%, 8/01/20

        7,245   Illinois Health Facilities Authority, Revenue Refunding Bonds,        7/04 at 100.00         BB+          7,245,652
                 Proctor Community Hospital Project, Series 1991,
                 7.375%, 1/01/23

        5,000   Community Unit School District No. 300, Counties of Kane,            12/11 at 100.00         AAA          5,398,800
                 McHenry, Cook, and DeKalb, Illinois, General Obligation
                 Bonds, Series 2000, 5.500%, 12/01/19 - MBIA Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Refunding Bonds, Series 1996A:
        9,750    0.000%, 12/15/22 - MBIA Insured                                        No Opt. Call         AAA          3,640,455
       13,000    0.000%, 12/15/23 - MBIA Insured                                        No Opt. Call         AAA          4,534,010

       20,500   Metropolitan Pier and Exposition Authority, Illinois, McCormick      12/09 at 101.00         AAA         21,531,560
                 Place Expansion Project Bonds, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured

                Regional Transportation Authority, Cook, DuPage, Kane, Lake,
                McHenry and Will Counties, Illinois, General Obligation Bonds,
                Series 1999:
       22,650    5.750%, 6/01/19 - FSA Insured                                          No Opt. Call         AAA         25,685,553
        3,500    5.750%, 6/01/23 - FSA Insured                                          No Opt. Call         AAA          3,933,545

        4,500   Will County School District No. 122, New Lenox, Illinois,               No Opt. Call         Aaa          2,186,280
                 General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.8%

        8,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA          8,223,680
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/26 - MBIA Insured

        8,755   Indiana Health Facility Financing Authority, Hospital Revenue        11/09 at 101.00         AAA          9,881,506
                 Bonds, Charity Obligated Group, Series 1999D,
                 5.500%, 11/15/24 (Pre-refunded to 11/15/09) - MBIA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       4,190   Indianapolis, Indiana, Economic Development Revenue Bonds,            6/09 at 101.00         Aa3     $    4,387,014
                 Park Tudor Foundation, Inc., Project, Series 1999,
                 5.700%, 6/01/24


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.0%

       11,135   Iowa Higher Education Loan Authority, Private College Facility       10/10 at 102.00         N/R         11,762,012
                 Revenue Bonds, Waldorf College Project, Series 1999,
                 7.375%, 10/01/19


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.6%

        3,825   Wichita, Kansas, Water and Sewer Utility Revenue Bonds,              10/06 at 101.00         AAA          3,586,856
                 Series 1999, 4.000%, 10/01/18 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 5.6%

        3,030   Hardin County School District Finance Corporation, Kentucky,          2/10 at 101.00         Aa3          3,331,061
                 School Building Revenue Bonds, Series 2000, 5.750%, 2/01/20

                Kentucky Economic Development Finance Authority, Hospital
                System Revenue Refunding and Improvement Bonds,
                Appalachian Regional Healthcare, Inc. Project, Series 1997:
        1,850    5.850%, 10/01/17                                                     4/08 at 102.00         BB-          1,742,182
        5,000    5.875%, 10/01/22                                                     4/08 at 102.00         BB-          4,511,700

                Newport Public Properties Corporation, Kentucky, First Mortgage
                Revenue Bonds, Public Parking and Plaza Project, Series 2000A:
       17,240    8.375%, 1/01/18                                                      7/10 at 104.00         N/R         16,536,608
        3,875    8.375%, 1/01/27                                                      7/10 at 104.00         N/R          3,670,904
        3,000    8.500%, 1/01/27                                                      7/10 at 104.00         N/R          2,882,700


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.1%

        2,245   City of Lafayette, State of Louisiana, Public Improvement Sales       5/10 at 101.50         AAA          2,377,388
                 Tax Bonds, Series 2000B, 5.625%, 5/01/25 - FGIC Insured

        1,750   Louisiana Local Government Environmental Facilities and               6/12 at 105.00         Aaa          1,916,635
                 Community Development Authority, GNMA Collateralized
                 Mortgage Revenue Refunding Bonds - Sharlo Apartments
                 Project, Series 2002A, 6.500%, 6/20/37

        9,545   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB          8,252,416
                 Settlement Asset-Backed Bonds, Series 2001B,
                 5.500%, 5/15/30


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%

        5,000   Maryland Community Development Administration, Residential            9/09 at 100.00         Aa2          5,189,800
                 Revenue Bonds, Series 2000G, 5.950%, 9/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.7%

        1,500   Boston Industrial Development Financing Authority,                    9/12 at 102.00         N/R          1,472,895
                 Massachusetts, Subordinate Revenue Bonds, Crosstown
                 Center Project, Series 2002, 8.000%, 9/01/35 (Alternative
                 Minimum Tax)

          785   Massachusetts Port Authority, Special Facilities Revenue              9/06 at 102.00         AAA            819,391
                 Bonds, US Airways Group, Inc., Series 1996A, 5.875%, 9/01/23
                 (Alternative Minimum Tax) - MBIA Insured

        7,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,       7/07 at 102.00         AAA          7,348,880
                 BOSFUEL Corporation, Series 1997, 5.500%, 7/01/18
                 (Alternative Minimum Tax) - MBIA Insured

          620   Massachusetts Housing Finance Agency, Single Family Housing          12/04 at 102.00          AA            636,101
                 Revenue Bonds, Series 32, 6.600%, 12/01/26 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.6%

                Detroit, Michigan, Water Supply System Senior Lien Revenue
                Bonds, Series 2001A:
        2,565    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 100.00         AAA          2,848,176
        2,435    5.250%, 7/01/33 - FGIC Insured                                       7/11 at 100.00         AAA          2,479,195

        4,000   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          4,187,720
                 Metropolitan Airport, Series 1998A, 5.375%, 12/01/16
                 (Alternative Minimum Tax) - MBIA Insured


                                       41


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.7%

$       2,250   Minneapolis-St. Paul Metropolitan Airports Commission,                4/11 at 101.00         N/R     $    2,052,675
                 Minnesota, Special Facilities Revenue Bonds, Northwest
                 Airlines, Inc. Project, Series 2001A, 7.000%, 4/01/25
                 (Alternative Minimum Tax)

        2,170   Minnesota Housing Finance Agency, Single Family Mortgage              1/10 at 101.00         AA+          2,257,234
                 Bonds, Series 1998H-1, 5.650%, 7/01/31 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.4%

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        4,370    5.250%, 6/01/21 - AMBAC Insured                                      6/11 at 101.00         AAA          4,531,428
        3,670    5.250%, 6/01/28 - AMBAC Insured                                      6/11 at 101.00         AAA          3,728,059


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.6%

        2,330   Montana Board of Housing, Single Family Mortgage Bonds,              12/09 at 100.00         AA+          2,438,951
                 Series 2000A-2, 6.450%, 6/01/29 (Alternative Minimum Tax)

        1,000   Montana Higher Education Student Assistance Corporation,             12/09 at 100.00          A2          1,036,500
                 Student Loan Revenue Bonds, Subordinate Series 1999B,
                 6.400%, 12/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.3%

        1,900   Nebraska Higher Education Loan Program Incorporated, Senior             No Opt. Call         AAA          2,022,645
                 Subordinate Bonds, Series 1993A-5A, 6.200%, 6/01/13
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.5%

        6,000   Director of Nevada State Department of Business and Industry,           No Opt. Call         AAA          2,836,440
                 Revenue Bonds, Las Vegas Monorail Project, First Tier Series
                 2000, 0.000%, 1/01/19 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.5%

        2,910   New Hampshire Housing Finance Agency, Single Family                   7/05 at 102.00         Aa2          2,925,714
                 Mortgage Acquisition Revenue Bonds, Series 1995D,
                 6.550%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 7.9%

        3,150   New Jersey Higher Education Assistance Authority, Student             6/10 at 101.00         AAA          3,320,888
                 Loan Revenue Bonds, Series 2000A, 6.000%, 6/01/13
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   New Jersey Health Care Facilities Financing Authority,                8/11 at 100.00         AAA          2,043,600
                 FHA-Insured Mortgage Revenue Bonds, Jersey City Medical
                 Center Issue, Series 2001, 4.800%, 8/01/21 - AMBAC Insured

       15,600   New Jersey Economic Development Authority, Solid Waste                  No Opt. Call         N/R          9,145,500
                 Facilities Revenue Bonds, Bridgewater Resources, Inc. Project,
                 Series 1999B, 8.250%, 6/01/19 (Alternative Minimum Tax)#

          475   New Jersey Economic Development Authority, Solid Waste                  No Opt. Call         N/R            278,469
                 Revenue Bonds, Bridgewater Resources, Inc. Project,
                 Series 2003C, 0.000%, 6/30/05#

        4,130   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          4,599,911
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/13 - AMBAC Insured

        4,000   New Jersey Transportation Trust Fund Authority, Transportation          No Opt. Call         AA-          4,507,080
                 System Bonds, Series 1999A, 5.750%, 6/15/18

       10,000   Port Authority of New York and New Jersey, Special Project           12/07 at 102.00         AAA         10,958,900
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 5.900%, 12/01/17 (Alternative Minimum Tax) - MBIA Insured

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2002:
       10,000    5.750%, 6/01/32                                                      6/12 at 100.00         BBB          8,936,800
        3,165    6.125%, 6/01/42                                                      6/12 at 100.00         BBB          2,711,582


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 18.7%

        1,940   Cattaraugus County Industrial Development Agency, New York,             No Opt. Call         N/R          1,116,974
                 Revenue Bonds, Laidlaw Energy and Environmental, Inc.
                 Project, Series 1999A, 8.500%, 7/01/21 (Alternative
                 Minimum Tax)##

        5,000   Long Island Power Authority, New York, Electric System General        6/08 at 101.00         AAA          5,078,050
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26 - FSA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                County of Nassau, New York, General Obligations, Serial General
                Improvement Bonds, Series B:
$       4,005    5.250%, 6/01/19 (Pre-refunded to 6/01/09) - AMBAC Insured            6/09 at 102.00         AAA     $    4,502,141
        7,005    5.250%, 6/01/20 (Pre-refunded to 6/01/09) - AMBAC Insured            6/09 at 102.00         AAA          7,874,531
        7,005    5.250%, 6/01/21 - AMBAC Insured                                      6/09 at 102.00         AAA          7,477,487

        2,000   New York City, New York, General Obligation Bonds, Fiscal             2/08 at 101.00         AAA          2,130,220
                 Series 1998E, 5.250%, 8/01/14 - AMBAC Insured

       14,000   New York City, New York, General Obligation Bonds,                    2/08 at 101.00         AAA         14,935,340
                 Series 1998F, 5.375%, 8/01/19 - MBIA Insured

       12,350   New York City Transitional Finance Authority, New York, Future        5/10 at 101.00      AA+***         13,969,826
                 Tax Secured Bonds, Fiscal Series 2000C, 5.500%, 11/01/29
                 (Pre-refunded to 5/01/10)

       10,000   New York City Transitional Finance Authority, New York, Future        8/09 at 101.00      AA+***         11,416,500
                 Tax Secured Bonds, Fiscal Series 2000A, 5.750%, 8/15/24
                 (Pre-refunded to 8/15/09)

        4,600   Dormitory Authority of the State of New York, Improvement             2/07 at 102.00         AAA          4,842,420
                 Revenue Bonds, Mental Health Services Facilities,
                 Series 1996E, 5.250%, 2/15/18 - AMBAC Insured

        2,170   Dormitory Authority of the State of New York, Insured Revenue         7/07 at 102.00          AA          2,279,216
                 Bonds, Franciscan Health Partnership Obligated Group - Frances
                 Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 -
                 RAAI Insured

                Dormitory Authority of the State of New York, Improvement
                Revenue Bonds, Mental Health Services Facilities, Series 1996B:
        4,305    5.125%, 8/15/21 (Pre-refunded to 2/15/06) - MBIA Insured             2/06 at 100.00         AAA          4,637,518
          165    5.125%, 8/15/21 - MBIA Insured                                       2/06 at 102.00         AAA            169,787

        7,500   Dormitory Authority of the State of New York, Secured Hospital        2/08 at 101.50         AAA          7,862,625
                 Revenue Refunding Bonds, Wyckoff Heights Medical Center,
                 Series 1998H, 5.300%, 8/15/21 - MBIA Insured

       10,000   Dormitory Authority of the State of New York, Third General           7/09 at 101.00         AAA         11,281,900
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1999-1, 5.500%, 7/01/29 (Pre-refunded
                 to 7/01/09) - FSA Insured

        2,000   Dormitory Authority of the State of New York, Third General           1/08 at 102.00         AAA          2,230,480
                 Resolution Consolidated Revenue Bonds, City University
                 System, Series 1997-1, 5.375%, 7/01/24 (Pre-refunded
                 to 1/01/08) - FSA Insured

        7,500   New York State Urban Development Corporation, Correctional            1/06 at 102.00         AAA          8,083,725
                 Facilities Revenue Bonds, Series 1995-6, 5.375%, 1/01/25
                 (Pre-refunded to 1/01/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6%

        3,000   County of Wake, North Carolina, General Obligation School             2/11 at 102.00         AAA          3,242,490
                 Bonds, Series 2001B, 5.250%, 2/01/17


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.4%

        2,300   Amherst Exempted Village School District, Ohio, General              12/11 at 100.00         Aaa          2,379,925
                 Obligation Unlimited Tax School Improvement Bonds,
                 Series 2001, 5.125%, 12/01/21 - FGIC Insured

        3,635   Franklin County, Ohio, FHA-Insured Multifamily Housing                1/05 at 103.00          Aa          3,677,457
                 Mortgage Revenue Bonds, Hamilton Creek Apartments
                 Project, Series 1994A, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

        5,650   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          5,253,766
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

       13,500   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R         13,560,615
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

        1,115   Warren County, Ohio, Special Assessment General Obligation           12/07 at 101.00         Aa2          1,211,581
                 Bonds, Waterstone Boulevard, Series 1997, 5.500%, 12/01/17


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.4%

        2,355   Portland, Oregon, Downtown Waterfront Urban Renewal and               6/10 at 101.00         Aaa          2,557,695
                 Redevelopment Bonds, Series 2000A, 5.500%, 6/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.0%

        3,480   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00           B          3,894,503
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/22

        2,180   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          2,350,280
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)


                                       43


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$      18,900   City of Philadelphia, Pennsylvania, Airport Revenue Refunding         6/08 at 102.00         AAA     $   19,712,889
                 Bonds, Philadelphia Airport System, Series 1998A,
                 5.500%, 6/15/18 (Alternative Minimum Tax) - FGIC Insured

        3,205   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,491,367
                 Bonds, Series 2002B, 5.625%, 8/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 2.0%

       12,500   Puerto Rico Housing Finance Authority, Capital Fund Program             No Opt. Call       AA***         11,806,750
                 Revenue Bonds, Series 2003, 4.500%, 12/01/23


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 2.8%

        2,015   Central Falls, Rhode Island, General Obligation School Bonds,         5/09 at 102.00          AA          2,233,567
                 Series 1999, 6.250%, 5/15/20 - RAAI Insured

        3,500   Providence Redevelopment Agency, Rhode Island, Revenue                4/10 at 101.00         Aaa          3,755,465
                 Bonds, Public Safety and Municipal Building Projects,
                 Series 1999A, 5.750%, 4/01/29 - AMBAC Insured

       12,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         10,603,200
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.125%, 6/01/32


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.2%

        5,260   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00         AAA          5,633,250
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/24 (Alternative
                 Minimum Tax) - AMBAC Insured

        2,425   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/11 at 100.00         AAA          2,444,570
                 Revenue Bonds, Series 2001B, 5.125%, 3/01/26 - FSA Insured

        2,920   Tennessee Housing Development Agency, Homeownership                   7/10 at 101.00          AA          3,011,192
                 Program Bonds, Issue 2000-1, 6.375%, 7/01/25 (Alternative
                 Minimum Tax)

        1,620   Tennessee Housing Development Agency, Homeownership                   7/10 at 100.00          AA          1,682,354
                 Program Bonds, Issue 2000-2B, 6.250%, 1/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 14.4%

        1,000   Alliance Airport Authority, Inc., Texas, Special Facilities Revenue   6/04 at 100.00         CCC            724,350
                 Bonds, American Airlines, Inc. Project, Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

                Austin, Texas, Airport System Prior Lien Revenue Bonds,
                Series 1995A:
        1,660    6.125%, 11/15/25 (Alternative Minimum Tax)                          11/05 at 102.00         AAA          1,794,194
                 (Pre-refunded to 11/15/05) - MBIA Insured
        8,340    6.125%, 11/15/25 (Alternative Minimum Tax) - MBIA Insured           11/05 at 102.00         AAA          8,914,292

        2,560   Brazos River Authority, Texas, Pollution Control Revenue Refunding    4/13 at 101.00         BBB          2,925,594
                 Bonds, TXU Electric Company Project, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

        4,675   Carrollton-Farmers Branch Independent School District, Dallas         2/09 at 100.00         AAA          5,308,696
                 County, Texas, School Building Unlimited Tax Bonds,
                 Series 1999, 6.000%, 2/15/20 (Pre-refunded to 2/15/09)

                Coppell Independent School District, Dallas County, Texas,
                Unlimited Tax School Building and Refunding Bonds, Series 1999:
        5,130    0.000%, 8/15/20                                                       8/09 at 52.47         AAA          2,091,655
        7,000    0.000%, 8/15/21                                                       8/09 at 49.48         AAA          2,664,830
        7,345    0.000%, 8/15/23                                                       8/09 at 44.01         AAA          2,426,347
        7,000    0.000%, 8/15/24                                                       8/09 at 41.50         AAA          2,153,410
        7,350    0.000%, 8/15/25                                                       8/09 at 39.14         AAA          2,136,498
        7,000    0.000%, 8/15/26                                                       8/09 at 36.91         AAA          1,912,540

        2,000   Dallas-Ft. Worth International Airport Facility Improvement          11/05 at 100.00         CCC          1,895,100
                 Corporation, Texas, Revenue Refunding Bonds, American
                 Airlines, Inc., Series 2000B, 6.050%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/05)

        6,000   Dallas-Ft. Worth International Airport Facility Improvement          11/07 at 100.00         CCC          5,248,920
                 Corporation, Texas, Revenue Refunding Bonds, American
                 Airlines, Inc., Series 2000C, 6.150%, 5/01/29 (Alternative
                 Minimum Tax) (Mandatory put 11/01/07)

                Harris County Health Facilities Development Corporation, Texas,
                Revenue Bonds, Christus Health, Series 1999A:
       12,000    5.375%, 7/01/24 - MBIA Insured                                       7/09 at 101.00         AAA         12,257,880
       11,000    5.375%, 7/01/29 - MBIA Insured                                       7/09 at 101.00         AAA         11,195,470


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       2,500   Jefferson County, Texas, Certificates of Obligation, Series 2000,     8/10 at 100.00         AAA     $    2,878,700
                 6.000%, 8/01/25 (Pre-refunded to 8/01/10) - FSA Insured

        4,245   Laredo Independent School District, Webb County, Texas,               8/09 at 100.00         AAA          4,339,154
                 Unlimited Tax School Building Bonds, Series 1999,
                 5.250%, 8/01/24

        2,000   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,                  3/09 at 100.00         AAA          2,035,940
                 Series 2001, 5.300%, 3/15/26 - FGIC Insured

        1,500   Port Arthur, Texas, Jefferson County, General Obligation Bonds,       2/07 at 100.00         AAA          1,528,080
                 Series 1997, 5.000%, 2/15/21 - MBIA Insured

       10,000   Tarrant County, Texas, Health Facilities Development Corporation      2/08 at 102.00         AAA         10,426,600
                 Texas Health Resources System Revenue Bonds, Series 1997A,
                 5.250%, 2/15/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.8%

           80   Utah Housing Finance Agency, Single Family Mortgage Senior            7/04 at 102.00         AAA             80,964
                 Bonds, Federally Insured or Guaranteed Mortgage Loans,
                 Series 1994F, 7.000%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                Series 1999C-2, Class II:
        1,105    5.700%, 7/01/19 (Alternative Minimum Tax)                            1/10 at 101.50         AAA          1,161,709
          560    5.750%, 7/01/21 (Alternative Minimum Tax)                            1/10 at 101.50          AA            584,629

        1,040   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/09 at 101.00          AA          1,072,937
                 Series 1999D, 5.850%, 7/01/21 (Alternative Minimum Tax)

          215   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/09 at 101.50         Aa2            219,859
                 Series 1999F, 6.300%, 7/01/21 (Alternative Minimum Tax)

        1,800   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00         AA-          1,858,734
                 Series 2000F-2, Class III, 6.000%, 1/01/15 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.4%

        4,815   Metropolitan District of Columbia Airports Authority, Virginia,      10/04 at 100.00         AAA          4,856,457
                 Airport System Revenue Bonds, Series 1994A, 5.500%, 10/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        3,395   Virginia Small Business Financing Authority, Industrial Development  11/09 at 102.00         N/R          3,307,511
                 Water Revenue Bonds, S.I.L. Clean Water, LLC Project,
                 Series 1999, 7.250%, 11/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 10.9%

        4,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          4,352,400
                 Bonds, Nuclear Project 3, Series 2003A, 5.500%, 7/01/17

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18, Series 1999B:
        1,755    6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA          1,936,695
        2,590    6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA          2,850,088

                Port of Seattle, Washington, Special Facility Revenue Bonds,
                Terminal 18, Series 1999C:
          875    6.000%, 9/01/15 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA            965,589
        1,260    6.000%, 9/01/16 (Alternative Minimum Tax) - MBIA Insured             3/10 at 101.00         AAA          1,386,529

        9,760   City of Tacoma, Washington, Electric System Revenue Refunding         1/11 at 101.00         AAA         10,535,725
                 Bonds, Series 2001A, 5.625%, 1/01/21 - FSA Insured

        7,680   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          7,350,451
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

       11,605   State of Washington, Certificates of Participation, Washington        7/09 at 100.00         AAA         12,323,582
                 State Convention and Trade Center, Series 1999,
                 5.250%, 7/01/16 - MBIA Insured

        3,350   State of Washington, General Obligation Compound Interest               No Opt. Call         AAA          1,687,462
                 Bonds, Series 1999S-2, 0.000%, 1/01/18 - FSA Insured

                State of Washington, General Obligation Compound Interest
                Bonds, Series 1999S-3:
       17,650    0.000%, 1/01/20                                                        No Opt. Call         Aa1          7,796,358
       18,470    0.000%, 1/01/21                                                        No Opt. Call         Aa1          7,646,580

        4,800   Washington Public Power Supply System, Nuclear Project 3,             7/07 at 102.00         AAA          5,086,320
                 Revenue Refunding Bonds, Series 1997A, 5.250%, 7/01/16 -
                 FSA Insured


                                       45


                            Nuveen Dividend Advantage Municipal Fund (NAD) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.4%

$       3,810   City of La Crosse, Wisconsin, Industrial Development Refunding       12/08 at 102.00         AAA     $    4,085,615
                 Revenue Bonds, Dairyland Power Cooperative Project,
                 Series 1997C, 5.550%, 2/01/15 - AMBAC Insured

        4,180   Wisconsin Health and Educational Facilities Authority, Revenue        5/09 at 101.00           A          4,194,714
                 Bonds, Kenosha Hospital and Medical Center, Inc. Project,
                 Series 1999, 5.625%, 5/15/29

                Wisconsin Health and Educational Facilities Authority, Revenue
                Bonds, FH Healthcare Development, Inc. Project, Series 1999:
        8,375    6.250%, 11/15/20                                                    11/09 at 101.00         N/R          8,767,955
        5,000    6.250%, 11/15/28                                                    11/09 at 101.00         N/R          5,186,050

       12,700   Wisconsin Health and Educational Facilities Authority, Revenue        8/09 at 101.00         Aaa         13,043,914
                 Bonds, Mercy Health System Corporation, Series 1999,
                 5.500%, 8/15/25 - AMBAC Insured

        2,200   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          2,157,293
                 Bonds, Wheaton Franciscan Services, Inc., Series 2003A,
                 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     912,495   Total Long-Term Investments (cost $822,517,570) - 147.4%                                                867,434,482
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.7%                                                                     15,975,387
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.1)%                                                       (295,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  588,409,869
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    #    Non-income producing security. In June 2003, Waste
                         Solutions Group, Inc. (an entity formed for the benefit of Nuveen Dividend Advantage Municipal Fund (NAD) which owns various interests in the Bridgewater Resources
                         Inc. project) took possession of 45% of the Bridgewater
                         Resources Inc. assets on behalf of the Fund.
                         Bridgewater Resources Inc. emerged from bankruptcy in June 2003. NAD, via Waste Solutions Group Inc., has agreed to allow debt service reserve monies to be used for capital expenses, and has also agreed to a debt service moratorium until December 2005. Nuveen Advisory
                         Corp. will continue to actively monitor the Bridgewater
                         Resources, Inc. project, and to cause NAD and Waste
                         Solutions Group Inc. to act in what it believes is in the best interests of fund shareholders.

                    ## Non-income producing security. Subsequent to the reporting period, the Fund sold its position in the security.

                                 See accompanying notes to financial statements.


                                       46


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.3%

$      18,500   Huntsville Health Care Authority, Alabama, Revenue Bonds,             6/11 at 101.00          A2     $   19,177,285
                 Series 2001A, 5.750%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.6%

        2,500   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien          7/12 at 100.00         AAA          2,513,825
                 Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6%

        2,470   Arkansas Development Finance Authority, Single Family                 1/12 at 100.00         AAA          2,507,272
                 Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities
                 Program, Series 2002C, 5.400%, 1/01/34 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.9%

        6,000   California Educational Facilities Authority, Revenue Bonds,           6/11 at 101.00         AAA          6,137,340
                 Stanford University, Series 2001Q, 5.250%, 12/01/32

       13,825   California, Department of Veterans Affairs, Home Purchase             6/06 at 101.00         AAA         14,519,706
                 Revenue Bonds, Series 2001A, 5.550%, 12/01/25 -
                 AMBAC Insured

       11,200   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28    8/13 at 100.00        Baa1         11,077,584

        1,500   California Statewide Community Development Authority, Senior         10/15 at 103.00         N/R          1,628,805
                 Lien Revenue Bonds, East Valley Tourist Authority,
                 Series 2003B, 9.250%, 10/01/20

        5,000   California Statewide Community Development Authority,                   No Opt. Call           A          4,905,300
                 Revenue Bonds, Kaiser Permanente System, Series 2004G,
                 2.300%, 4/01/34 (Mandatory put 5/01/07)

        5,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          4,692,100
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        6,000   Los Angeles Regional Airports Improvement Corporation,               12/12 at 102.00          B-          5,111,280
                 California, Sublease Revenue Bonds, Los Angeles International
                 Airport, American Airlines, Inc. Terminal 4 Project,
                 Series 2002C, 7.500%, 12/01/24 (Alternative Minimum Tax)

          230   Yuba County Water Agency, California, Yuba River Development          9/04 at 100.00        Baa3            228,747
                 Revenue Bonds, Pacific Gas and Electric Company Project,
                 Series 1966A, 4.000%, 3/01/16


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.2%

        3,000   Colorado Educational and Cultural Facilities Authority, Charter       8/11 at 100.00         AAA          3,507,570
                 School Revenue Bonds, Peak to Peak Charter School,
                 Series 2001, 7.500%, 8/15/21 (Pre-refunded to 8/15/11)

       10,000   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 31.42         AAA          2,327,000
                 Bonds, Series 2000A, 0.000%, 9/01/28 - MBIA Insured

        1,885   Eagle County Air Terminal Corporation, Colorado, Airport              5/11 at 101.00         N/R          1,787,018
                 Terminal Revenue Bonds, Series 2001, 7.125%, 5/01/31
                 (Alternative Minimum Tax)

        5,000   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          5,084,900
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured

                Northwest Parkway Public Highway Authority, Colorado, Senior
                Lien Revenue Bonds, Series 2001B:
       22,000    0.000%, 6/15/28 - FSA Insured                                         6/11 at 35.65         AAA          5,220,600
       17,650    0.000%, 6/15/29 - AMBAC Insured                                       6/11 at 33.45         AAA          3,916,535

        1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment      6/14 at 101.00         N/R          1,017,150
                 Revenue Bonds, Series 2003, 8.000%, 12/01/25


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.1%

       15,000   City of Jacksonville, Florida, Transportation Revenue Bonds,         10/11 at 100.00         AAA         15,355,500
                 Series 2001, 5.250%, 10/01/29 - MBIA Insured

        3,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/12 at 100.00         AAA          3,059,670
                 International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured


                                       47


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

$       4,000   Miami-Dade County Health Facilities Authority, Florida, Hospital      8/11 at 101.00         AAA     $    4,037,360
                 Revenue Refunding Bonds, Miami Children's Hospital, Series
                 2001A, 5.125%, 8/15/26 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4%

        5,940   DeKalb County, Georgia, General Obligation Bonds, Series 2003A,         No Opt. Call         Aaa          6,010,448
                 3.000%, 1/01/05


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.3%

                Honolulu City and County, Hawaii, Board of Water Supply, Water
                System Revenue Bonds, Series 2001:
        3,000    5.250%, 7/01/26 - FSA Insured                                        7/11 at 100.00         AAA          3,069,000
        6,725    5.250%, 7/01/31 - FSA Insured                                        7/11 at 100.00         AAA          6,859,298


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 11.4%

       15,270   Chicago, Illinois, General Obligation Project and Refunding Bonds,    1/11 at 101.00         AAA         15,533,866
                 Series 2001A, 5.250%, 1/01/33 - MBIA Insured

        3,690   Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing       12/11 at 100.00          A+          3,791,770
                 Revenue Bonds, Stone Terrace Apartments Project, Series 2001A,
                 5.750%, 12/20/42 (Alternative Minimum Tax)

        1,755   Chicago, Illinois, Special Facility Revenue Bonds, O'Hare               No Opt. Call         N/R            787,556
                 International Airport, United Air Lines, Inc. Project, Series 2001A,
                 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory
                 put 5/01/13)

        2,780   Chicago, Illinois, Collateralized Single Family Mortgage Revenue      4/11 at 105.00         AAA          2,970,402
                 Bonds, Series 2001A, 6.250%, 10/01/32 (Alternative
                 Minimum Tax)

        3,180   Illinois Development Finance Authority, Revenue Bonds,               12/21 at 100.00         BBB          3,195,487
                 Chicago Charter School Foundation Project, Series 2002A,
                 6.250%, 12/01/32

        5,000   Illinois Development Finance Authority, Revenue Bonds, Illinois       9/11 at 100.00         AAA          5,210,150
                 Wesleyan University, Series 2001, 5.500%, 9/01/32 -
                 AMBAC Insured

        3,100   Illinois Development Finance Authority, Revenue Bonds,                5/11 at 101.00        BBB+          3,188,598
                 Midwestern University, Series 2001B, 6.000%, 5/15/31

        5,000   Illinois Health Facilities Authority, Revenue Bonds, Edward           2/11 at 101.00         AAA          5,068,200
                 Hospital Obligated Group, Series 2001B, 5.250%, 2/15/34 -
                 FSA Insured

        3,000   Illinois Educational Facilities Authority, Student Housing Revenue    5/12 at 101.00        Baa2          3,072,570
                 Bonds, Educational Advancement Foundation Fund, University
                 Center Project, Series 2002, 6.250%, 5/01/34

        2,275   Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16       6/11 at 100.00         AAA          2,470,832

        4,980   Metropolitan Pier and Exposition Authority, Illinois, McCormick       6/06 at 102.00         AAA          5,027,459
                 Place Expansion Project Refunding Bonds, Series 1996A,
                 5.250%, 6/15/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 5.5%

        2,000   Indiana Health Facility Financing Authority, Hospital Revenue         9/11 at 100.00          A+          2,008,880
                 Bonds, Methodist Hospital, Inc., Series 2001, 5.500%, 9/15/31

        2,500   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          3,027,300
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2003A:
        4,000    5.000%, 6/01/23 - FSA Insured                                        6/13 at 100.00         AAA          4,047,880
        6,000    5.000%, 6/01/24 - FSA Insured                                        6/13 at 100.00         AAA          6,036,780

        2,000   Indianapolis Airport Authority, Indiana, Special Facilities Revenue   7/04 at 102.00         BBB          2,058,600
                 Bonds, Federal Express Corporation Project, Series 1994,
                 7.100%, 1/15/17 (Alternative Minimum Tax)

        4,478   Indianapolis Airport Authority, Indiana, Specialty Facility Revenue  11/05 at 102.00         N/R          1,332,123
                 Bonds, United Air Lines, Inc., Indianapolis Maintenance Center
                 Project, Series 1995A, 6.500%, 11/15/31 (Alternative
                 Minimum Tax)#

        6,100   Saint Joseph County Hospital Authority, Indiana, Health System        2/09 at 102.00         BBB          5,849,473
                 Revenue Bonds, Madison Center, Inc. Project, Series 1999,
                 5.800%, 2/15/24


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.2%

        1,000   Iowa Higher Education Loan Authority, Private College Facility       10/12 at 100.00           A          1,026,920
                 Revenue Bonds, Wartburg College Project, Series 2002,
                 5.500%, 10/01/28 - ACA Insured


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.9%

$      17,000   Wichita, Kansas, Hospital Facilities Revenue Refunding and           11/11 at 101.00          A+     $   17,345,950
                 Improvement Bonds, Via Christi Health System, Inc.,
                 Series 2001-III, 5.625%, 11/15/31


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.2%

       17,060   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB         14,173,789
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.0%

        2,845   Massachusetts Port Authority, Special Facilities Revenue Bonds,       7/07 at 102.00         AAA          2,939,369
                 BOSFUEL Corporation, Series 1997, 5.750%, 7/01/39
                 (Alternative Minimum Tax) - MBIA Insured

       15,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         14,820,450
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 14.5%

                Detroit, Michigan, Water Supply System Senior Lien Revenue
                Bonds, Series 2001A:
       15,390    5.250%, 7/01/33 (Pre-refunded to 7/01/11) - FGIC Insured             7/11 at 100.00         AAA         17,089,056
       20,000    5.500%, 7/01/33 - FGIC Insured                                       7/11 at 101.00         AAA         20,796,400
       14,610    5.250%, 7/01/33 - FGIC Insured                                       7/11 at 100.00         AAA         14,875,172

        4,000   Michigan Municipal Bond Authority, Public School Academy             10/09 at 102.00         Ba1          4,111,600
                 Revenue Bonds, Detroit Academy of Arts and Sciences
                 Charter School, Series 2001A, 8.000%, 10/01/31

                Michigan State Hospital Finance Authority, Revenue Refunding
                Bonds, Detroit Medical Center Obligated Group, Series 1993A:
        2,000    6.250%, 8/15/13                                                      8/04 at 101.00         Ba3          1,718,000
        4,000    6.500%, 8/15/18                                                      8/04 at 101.00         Ba3          3,353,280

        2,000   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3          1,464,560
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.125%, 8/15/18


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 3.2%

       14,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA         14,199,360
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/32 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.8%

       21,000   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA         21,332,220
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.1%

        4,640   Montana Board of Housing, Single Family Program Bonds,               12/10 at 100.00         AA+          4,740,270
                 Series 2001A-2, 5.700%, 6/01/32 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.5%

       12,275   Director of Nevada State Department of Business and Industry,         1/10 at 100.00         AAA         12,529,215
                 Revenue Bonds, Las Vegas Monorail Project, First Tier Series
                 2000, 5.375%, 1/01/40 - AMBAC Insured

        3,500   Director of Nevada State Department of Business and Industry,         1/10 at 102.00         N/R          3,351,915
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier
                 Series 2000, 7.375%, 1/01/40

        4,000   Henderson, Nevada, Healthcare Facility Revenue Bonds,                 7/08 at 101.00        BBB+          3,958,360
                 Catholic Healthcare West, Series 1998A, 5.250%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 2.6%

        8,000   New Hampshire Business Finance Authority, Pollution Control          10/08 at 102.00          A3          8,362,400
                 Remarketed Revenue Refunding Bonds, Connecticut Light and
                Power Company, Series 1992A, 5.850%, 12/01/22

        2,920   New Hampshire Housing Finance Agency, Single Family                   5/11 at 100.00         Aa2          3,017,616
                 Mortgage Acquisition Bonds, Series 2001A, 5.700%, 1/01/31
                 (Alternative Minimum Tax)


                                       49


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.4%

$       3,995   New Jersey Economic Development Authority, Special Facilities        11/10 at 101.00           B     $    3,433,782
                 Revenue Bonds, Continental Airlines, Inc., Series 2000,
                 7.000%, 11/15/30 (Alternative Minimum Tax)

                Tobacco Settlement Financing Corporation, New Jersey, Tobacco
                Settlement Asset-Backed Bonds, Series 2003:
          425    6.750%, 6/01/39                                                      6/13 at 100.00         BBB            398,829
        2,700    6.250%, 6/01/43                                                      6/13 at 100.00         BBB          2,355,048


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 5.2%

                New Mexico Hospital Equipment Loan Council, Hospital Revenue
                Bonds, Presbyterian Healthcare Services, Series 2001A:
       12,000    5.500%, 8/01/25                                                      8/11 at 101.00         Aa3         12,209,880
       10,800    5.500%, 8/01/30                                                      8/11 at 101.00         Aa3         10,931,112


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.7%

        6,000   Long Island Power Authority, New York, Electric System General        5/11 at 100.00          A-          6,112,020
                 Revenue Bonds, Series 2000L, 5.375%, 5/01/33

       14,500   New York City Municipal Water Finance Authority, New York,            6/11 at 101.00          AA         14,566,120
                 Water and Sewer System Revenue Bonds, Fiscal Series 2001C,
                 5.125%, 6/15/33

        5,000   New York City Industrial Development Agency, New York,                8/12 at 101.00         CCC          3,955,150
                 Special Facilities Revenue Bonds, JFK Airport - American
                 Airlines, Inc., Series 2002B, 8.500%, 8/01/28 (Alternative
                 Minimum Tax)

        4,900   Dormitory Authority of the State of New York, Revenue Bonds,          7/10 at 101.00         Ba1          4,998,637
                 Mount Sinai NYU Health Obligated Group, Series 2000A,
                 6.625%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.7%

        2,950   North Carolina Capital Facilities Financing Agency, Revenue           4/13 at 100.00         AAA          2,938,702
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/33 - XLCA Insured

        4,500   North Carolina Eastern Municipal Power Agency, Power System           1/09 at 102.00         BBB          4,733,190
                 Revenue Refunding Bonds, Series 1999B, 5.600%, 1/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.9%

        3,850   North Dakota Housing Finance Agency, Home Mortgage Finance            7/10 at 100.00         Aa2          3,880,839
                 Program Refunding Bonds, Series 2001A, 5.550%, 1/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.4%

        1,845   Board of Education, City School District of Columbus, Franklin        6/13 at 100.00         AAA          1,851,070
                 County, Ohio, General Obligation Bonds, Series 2003,
                 5.000%, 12/01/28 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.7%

                Oklahoma Development Finance Authority, Revenue Refunding
                Bonds, Hillcrest Healthcare System, Series 1999A:
        2,655    5.125%, 8/15/10                                                      8/09 at 101.00          B1          2,346,038
        1,000    5.200%, 8/15/11                                                      8/09 at 101.00          B1            873,760


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.9%

        8,000   Hospital Facility Authority of Clackamas County, Oregon, Revenue      5/11 at 101.00          AA          8,223,520
                 Refunding Bonds, Legacy Health System, Series 2001,
                 5.250%, 5/01/21

        9,000   Oregon Department of Administrative Services, Certificates of         5/11 at 101.00         AAA          9,050,130
                 Participation, Series 2001D, 5.000%, 5/01/26 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 3.8%

        5,000   Allegheny County Hospital Development Authority, Pennsylvania,       11/10 at 102.00           B          5,590,000
                 Revenue Bonds, West Penn Allegheny Health System,
                 Series 2000B, 9.250%, 11/15/30

        2,460   Carbon County Industrial Development Authority, Pennsylvania,           No Opt. Call        BBB-          2,652,151
                 Resource Recovery Revenue Refunding Bonds, Panther Creek
                 Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
                 Minimum Tax)

        8,000   Pennsylvania Higher Educational Facilities Authority, Revenue         1/11 at 101.00           A          8,404,080
                 Bonds, UPMC Health System, Series 2001A, 6.000%, 1/15/31


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.2%

$         630   South Carolina Public Service Authority, Revenue Refunding            1/06 at 102.00         AAA     $      672,538
                 Bonds, Santee Cooper Electric System, Series 1996A,
                 5.750%, 1/01/22 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.1%

        4,820   South Dakota Housing Development Authority, Remarketed                5/09 at 102.00         AAA          5,026,585
                 Homeownership Mortgage Bonds, Series 1997E-4,
                 5.450%, 5/01/18 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 23.3%

        7,500   Austin, Texas, Electric Utility System Revenue Refunding Bonds,      11/10 at 100.00         AAA          7,461,600
                 Series 2001, 5.000%, 11/15/30 - FSA Insured

                Dallas-Fort Worth International Airport Public Facility
                Improvement Corporation, Texas, Airport Hotel Revenue Bonds,
                Series 2001:
       15,000    5.250%, 1/15/26 - FSA Insured                                        1/09 at 100.00         AAA         15,116,850
        1,750    5.200%, 1/15/31 - FSA Insured                                        1/09 at 100.00         AAA          1,765,400

       10,000   Gulf Coast Industrial Development Authority, Texas, Solid Waste       4/12 at 100.00         Ba2         10,718,300
                 Disposal Revenue Bonds, Citgo Petroleum Corporation Project,
                 Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)

        3,000   Harris County Health Facilities Development Corporation, Texas,       7/09 at 101.00         AAA          3,064,470
                 Revenue Bonds, Christus Health, Series 1999A,
                 5.375%, 7/01/24 - MBIA Insured

       40,000   Harris County-Houston Sports Authority, Texas, Senior Lien Revenue    11/30 at 54.04         AAA          4,548,000
                 Refunding Bonds, Series 2001A, 0.000%, 11/15/40 - MBIA Insured

       30,980   Harris County-Houston Sports Authority, Texas, Junior Lien Revenue   11/11 at 100.00         AAA         31,242,091
                 Refunding Bonds, Series 2001B, 5.250%, 11/15/40 - MBIA Insured

                Hays Consolidated Independent School District, Hays County,
                Texas, General Obligation School Building Bonds, Series 2001:
       10,715    0.000%, 8/15/25                                                       8/11 at 43.18         AAA          3,066,740
       12,940    0.000%, 8/15/26                                                       8/11 at 40.60         AAA          3,461,579

                Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
                Convention and Entertainment Project, Series 2001B:
        5,000    0.000%, 9/01/30 - AMBAC Insured                                        No Opt. Call         AAA          1,133,350
        5,000    0.000%, 9/01/31 - AMBAC Insured                                        No Opt. Call         AAA          1,064,450

        2,000   Mesquite Independent School District, Dallas County, Texas,           8/04 at 100.00         AAA          2,020,980
                 General Obligation Bonds, Series 1993, 5.300%, 8/15/06
                 (Pre-refunded to 8/15/04)

        5,000   Metro Health Facilities Development Corporation, Texas, Hospital      1/11 at 100.00          B1          4,718,050
                 Revenue Bonds, Wilson N. Jones Memorial Hospital Project,
                 Series 2001, 7.250%, 1/01/31

       10,500   Texas State, General Obligation Bonds, Water Financial Assistance     8/11 at 100.00         Aa1         10,691,100
                 Program, Series 2001, 5.250%, 8/01/35

        2,000   Tom Green County Health Facilities Development Corporation,           5/11 at 101.00        Baa3          2,124,840
                 Texas, Hospital Revenue Bonds, Shannon Health System
                 Project, Series 2001, 6.750%, 5/15/21


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.5%

        2,200   Intermountain Power Agency, Utah, Power Supply Revenue                7/04 at 101.00       A+***          2,251,304
                 Refunding Bonds, Series 1993A, 5.500%, 7/01/20


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 5.9%

                Seattle, Washington, Municipal Light and Power Revenue
                Refunding and Improvement Bonds, Series 2001:
        4,820    5.500%, 3/01/19 - FSA Insured                                        3/11 at 100.00         AAA          5,191,381
        7,250    5.125%, 3/01/26 - FSA Insured                                        3/11 at 100.00         AAA          7,304,375

        3,500   City of Tacoma, Washington, Electric System Revenue Refunding         1/11 at 101.00         AAA          3,860,500
                 Bonds, Series 2001A, 5.750%, 1/01/18 - FSA Insured

        2,000   State of Washington, Certificates of Participation, Washington        7/09 at 100.00         AAA          2,133,560
                 State Convention and Trade Center, Series 1999,
                 5.125%, 7/01/13 - MBIA Insured


                                       51


                            Nuveen Dividend Advantage Municipal Fund 2 (NXZ) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       7,500   Washington State Healthcare Facilities Authority, Revenue Bonds,     10/11 at 100.00         AAA     $    7,694,175
                 Sisters of Providence Health System, Series 2001A,
                 5.250%, 10/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.1%

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          4,962,600
                 Appalachian Power Company Project, Series 2003L,
                 5.500%, 10/01/22


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.7%

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        5/12 at 100.00         N/R          1,036,290
                 Bonds, Divine Savior Healthcare, Series 2002A, 7.375%, 5/01/26

        2,100   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          2,059,238
                 Bonds, Wheaton Franciscan Services, Inc., Series 2003A,
                 5.125%, 8/15/33
------------------------------------------------------------------------------------------------------------------------------------
$     744,558   Total Long-Term Investments (cost $629,471,774) - 146.8%                                                647,529,525
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2%

        5,500   Clark County School District, Nevada, General Obligation Variable                           A-1+          5,500,000
                 Rate Demand Bonds, Series 2001A, 1.070%, 6/15/21 -
                 FSA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       5,500   Total Short-Term Investments (cost $5,500,000)                                                            5,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $634,971,774) - 148.0%                                                          653,029,525
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                     10,183,526
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.3)%                                                       (222,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  441,213,051
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       52


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.0%

$       5,655   Alabama State Port Authority, Docks Facilities Revenue Bonds,        10/11 at 100.00         AAA     $    5,715,282
                 Series 2001, 5.250%, 10/01/26 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.7%

        4,000   Alaska Student Loan Corporation, Student Loan Revenue Bonds,          7/08 at 100.00         AAA          4,149,560
                 Series 1998A, 5.250%, 7/01/14 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.9%

                Sebastian County Health Facilities Board, Arkansas, Hospital
                Revenue Improvement Bonds, Sparks Regional Medical Center,
                Series 2001A:
        1,805    5.500%, 11/01/13                                                    11/11 at 101.00        Baa1          1,910,827
        1,900    5.500%, 11/01/14                                                    11/11 at 101.00        Baa1          1,990,212
        1,555    5.250%, 11/01/21                                                    11/11 at 101.00        Baa1          1,541,829


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 10.6%

        5,000   California Infrastructure Economic Development Bank, Revenue          8/11 at 102.00           A          5,058,300
                 Bonds, Kaiser Hospital Assistance LLC, Series 2001A,
                 5.550%, 8/01/31

       18,850   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA         19,089,584
                 Series 2001BZ, 5.350%, 12/01/21 (Alternative Minimum
                 Tax) - MBIA Insured

        1,500   California Statewide Community Development Authority, Senior         10/15 at 103.00         N/R          1,628,805
                 Lien Revenue Bonds, East Valley Tourist Authority,
                 Series 2003B, 9.250%, 10/01/20

        5,000   California Statewide Community Development Authority,                   No Opt. Call           A          4,905,300
                 Revenue Bonds, Kaiser Permanente System, Series 2004G,
                 2.300%, 4/01/34 (Mandatory put 5/01/07)

                Los Angeles Regional Airports Improvement Corporation,
                California, Lease Revenue Refunding Bonds, LAXFUEL Corporation
                at Los Angeles International Airport, Series 2001:
       13,955    5.750%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA         15,094,565
        5,000    5.375%, 1/01/21 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA          5,090,450
        1,500    5.250%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA          1,501,290
       10,000    5.500%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured            1/12 at 100.00         AAA         10,114,500


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 8.4%

        2,250   Canterberry Crossing Metropolitan District II, Parker, Colorado,     12/12 at 100.00         N/R          2,220,772
                 Limited Tax General Obligation Bonds, Series 2002,
                 7.375%, 12/01/32

        1,775   Colorado Educational and Cultural Facilities Authority, Charter       6/11 at 100.00         Ba1          1,844,207
                 School Revenue Bonds, Weld County School District 6 -
                 Frontier Academy, Series 2001, 7.375%, 6/01/31

        3,250   Colorado Educational and Cultural Facilities Authority, Charter       5/12 at 102.00         N/R          3,166,930
                 School Revenue Bonds, Montessori Peaks Building Foundation,
                 Series 2002A, 8.000%, 5/01/32

        1,700   Colorado Educational and Cultural Facilities Authority, Charter       3/12 at 100.00         N/R          1,678,512
                 School Revenue Bonds, Belle Creek Education Center,
                 Series 2002A, 7.625%, 3/15/32

        5,060   Colorado Housing and Finance Authority, Multifamily Project          10/11 at 100.00         AAA          5,155,330
                 Bonds, Class I, Series 2001A-1, 5.500%, 4/01/31 (Alternative
                 Minimum Tax)

       10,100   City of Colorado Springs, Colorado, Utilities System Improvement     11/07 at 100.00          AA         10,393,809
                 and Refunding Revenue Bonds, Series 1997A, 5.375%, 11/15/26

        2,000   Denver City and County, Colorado, Airport System Revenue             11/11 at 100.00         AAA          2,125,620
                 Refunding Bonds, Series 2001A, 5.500%, 11/15/16 (Alternative
                 Minimum Tax) - FGIC Insured

                Denver City and County, Colorado, Airport System Revenue Bonds,
                Series 1996A:
       19,150    5.750%, 11/15/16 - MBIA Insured                                     11/06 at 101.00         AAA         20,756,494
        1,105    5.500%, 11/15/25 - MBIA Insured                                     11/06 at 101.00         AAA          1,148,150


                                       53


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$       1,000   Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment      6/14 at 101.00         N/R     $    1,017,150
                 Revenue Bonds, Series 2003, 8.000%, 12/01/25


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.3%

        1,495   Connecticut Housing Finance Authority, Housing Mortgage Finance       5/10 at 100.00         AAA          1,535,126
                 Program Bonds, Series 2001A-2, 5.350%, 11/15/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                DELAWARE - 0.6%

        3,390   Delaware State Housing Authority, Multifamily Mortgage                7/12 at 100.00         Aa3          3,501,124
                 Revenue Bonds, Series 2001A, 5.400%, 7/01/24


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.1%

        6,000   District of Columbia, Revenue Bonds, The Catholic University of      10/09 at 101.00         AAA          6,293,340
                 America Issue, Series 1999, 5.625%, 10/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 2.0%

        2,000   Dade County, Florida, Water and Sewer System Revenue Bonds,          10/07 at 102.00         AAA          2,160,460
                 Series 1997, 5.375%, 10/01/16 - FGIC Insured

        2,030   State of Florida, Full Faith and Credit, State Board of Education,    6/05 at 101.00         AA+          2,022,591
                 Public Education Capital Outlay Refunding Bonds, Series 1995D,
                 4.750%, 6/01/22

                Orange County, Florida, Housing Finance Authority, Multifamily
                Housing Revenue Bonds, Oak Glen Apartments, Series 2001G:
        1,105    5.400%, 12/01/32 - FSA Insured                                      12/11 at 100.00         AAA          1,120,868
        2,195    5.450%, 12/01/41 - FSA Insured                                      12/11 at 100.00         AAA          2,225,093

        4,175   Pace Property Finance Authority, Inc., Florida, Utility System        9/07 at 102.00         AAA          4,437,107
                 Improvement and Refunding Revenue Bonds, Series 1997,
                 5.250%, 9/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.3%

        5,000   City of Atlanta, Georgia, Airport General Revenue Bonds,              1/10 at 101.00         AAA          5,178,250
                 Series 2000B, 5.625%, 1/01/30 (Alternative Minimum
                 Tax) - FGIC Insured

        2,700   Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project,    12/11 at 101.00         N/R          2,806,110
                 Series 2001, 7.900%, 12/01/24

        3,600   Gainesville, Hall County Hospital Authority, Georgia, Revenue         5/11 at 100.00          A-          3,654,648
                 Anticipation Certificates, Northeast Georgia Health Services,
                 Inc. Project, Series 2001, 5.500%, 5/15/31

        2,000   Henry County, Georgia, Henry County Water and Sewerage                2/10 at 101.00         AAA          2,112,940
                 Authority, Water and Sewerage Revenue Bonds, Series 2000,
                 5.625%, 2/01/30 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 0.9%

        5,125   State of Hawaii, Highway Revenue Bonds, Series 2001,                  7/11 at 100.00         AAA          5,439,111
                 5.375%, 7/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 16.3%

        3,000   Chicago, Illinois, General Obligation Bonds, Neighborhoods            1/11 at 100.00         AAA          3,115,830
                 Alive 21 Program, Series 2001A, 5.500%, 1/01/31 -
                 FGIC Insured

        8,375   Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A,       1/11 at 101.00         AAA          8,779,680
                 5.500%, 1/01/19 (Alternative Minimum Tax) - FSA Insured

        4,950   Chicago, Illinois, Second Lien Passenger Facility Charge Revenue      1/11 at 101.00         AAA          5,014,449
                 Bonds, O'Hare International Airport, Series 2001A,
                 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

        1,750   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,              7/08 at 102.00         AAA          1,772,855
                 5.250%, 1/01/28 - FGIC Insured

       10,800   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999,              1/09 at 101.00         AAA         12,015,864
                 5.375%, 1/01/30 (Pre-refunded to 1/01/09) - FGIC Insured

                Chicago, Illinois, Second Lien Wastewater Transmission Revenue
                Bonds, Series 2001A:
        2,220    5.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          2,461,225
        8,610    5.500%, 1/01/26 - AMBAC Insured                                      1/11 at 100.00         AAA          8,967,315

       10,000   Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001,     11/11 at 100.00         AAA         10,009,300
                 5.000%, 11/01/26 - AMBAC Insured

        1,100   Illinois Health Facilities Authority, Revenue Bonds, Condell          5/10 at 101.00          A3          1,165,120
                 Medical Center, Series 2000, 6.500%, 5/15/30


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$      15,000   Illinois Health Facilities Authority, Revenue Bonds, Loyola           7/11 at 100.00        Baa1     $   15,237,300
                 University Health System, Series 2001A, 6.125%, 7/01/31

        9,000   Illinois Health Facilities Authority, Revenue Bonds, Covenant        12/11 at 101.00        BBB+          8,542,440
                 Retirement Communities, Inc., Series 2001, 5.875%, 12/01/31

        2,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA          2,164,600
                 Place Expansion Project Refunding Bonds, Series 1998A,
                 5.500%, 6/15/29 - FGIC Insured

       16,900   Metropolitan Pier and Exposition Authority, Illinois, McCormick      12/09 at 101.00         AAA         17,207,073
                 Place Expansion Project Bonds, Series 1999A, 5.250%, 12/15/28 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.8%

                Clark-Pleasant Community School Building Corporation, Indiana,
                First Mortgage Bonds, Series 2001:
        1,255    5.000%, 7/15/21 - AMBAC Insured                                      1/12 at 100.00         AAA          1,277,803
        1,000    5.000%, 1/15/26 - AMBAC Insured                                      1/12 at 100.00         AAA            999,270

                Evansville Vanderburgh Public Library Leasing Corporation,
                Indiana, First Mortgage Bonds, Series 2001:
        2,000    5.750%, 7/15/18 - MBIA Insured                                       7/12 at 100.00         AAA          2,175,420
        2,750    5.125%, 1/15/24 - MBIA Insured                                       1/12 at 100.00         AAA          2,775,933

        3,465   Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds, Windsor              11/11 at 102.00         AAA          3,484,092
                 Square Project, Series 2001A, 5.375%, 10/20/41 (Alternative
                 Minimum Tax)

        1,250   Hamilton Southeastern Cumberland Campus School Building               1/12 at 100.00         AAA          1,273,162
                 Corporation, Indiana, First Mortgage Bonds, Series 2001,
                 5.125%, 1/15/23 - AMBAC Insured

        9,500   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA          9,891,685
                 Revenue Bonds, Butler University Project, Series 2001,
                 5.500%, 2/01/26 - MBIA Insured

        2,650   Indianapolis Airport Authority, Indiana, Specialty Facility Revenue  11/05 at 102.00         N/R            788,400
                 Bonds, United Air Lines, Inc., Indianapolis Maintenance Center
                 Project, Series 1995A, 6.500%, 11/15/31 (Alternative
                 Minimum Tax)#

        3,500   University of Southern Indiana, Indiana, Student Fee Bonds,          10/11 at 100.00         Aaa          3,582,600
                 Series 2001H, 5.000%, 10/01/21 -  AMBAC Insured

                Wayne County Jail Holding Corporation, Indiana, First Mortgage
                Bonds, Series 2001:
        1,150    5.625%, 7/15/18 - AMBAC Insured                                      1/13 at 101.00         AAA          1,264,483
        1,090    5.500%, 7/15/22 - AMBAC Insured                                      1/13 at 101.00         AAA          1,170,017


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 4.8%

        2,000   Iowa Finance Authority, Health Care Facilities Revenue Bonds,         5/11 at 100.00         AAA          2,019,280
                 Great River Medical Center, Series 2001, 5.250%, 5/15/31 -
                 FSA Insured

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
       28,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB         23,508,240
        3,950    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          3,155,063


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 3.2%

       18,500   Louisville and Jefferson County Metropolitan Sewer District,         11/11 at 101.00         AAA         18,813,760
                 Kentucky, Sewer and Drainage System Revenue Bonds,
                 Series 2001A, 5.125%, 5/15/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.8%

       19,890   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB         16,525,010
                 Settlement Asset-Backed Bonds, Series 2001B, 5.875%, 5/15/39

        6,000   West Feliciana Parish, Louisiana, Remarketed Pollution Control        5/04 at 101.00         BB+          6,194,040
                 Revenue Bonds, Gulf States Utilities Company, Series 1985A,
                 7.500%, 5/01/15


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.2%

                Maine State Housing Authority, Mortgage Purchase Bonds,
                Series 2001B:
        4,610    5.400%, 11/15/21 (Alternative Minimum Tax)                          11/10 at 100.00         AA+          4,737,559
        2,465    5.500%, 11/15/32 (Alternative Minimum Tax)                          11/10 at 100.00         AA+          2,506,856


                                       55


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.3%

                Maryland Community Development Administration, Multifamily
                Housing Insured Mortgage Loans, Series 2001B:
$       1,175    5.250%, 5/15/21 (Alternative Minimum Tax)                            5/11 at 100.00         Aa2     $    1,204,845
        1,570    5.250%, 7/01/21 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2          1,613,285

       10,600   Maryland Energy Financing Administration, Revenue Bonds,              9/05 at 102.00         N/R         10,735,256
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.0%

        5,000   Massachusetts Port Authority, Special Facilities Revenue Bonds,       1/11 at 101.00         AAA          5,207,350
                 Delta Air Lines, Inc. Project, Series 2001A, 5.500%, 1/01/18
                 (Alternative Minimum Tax) - AMBAC Insured

          465   Massachusetts Housing Finance Agency, Single Family Housing           6/09 at 100.00         AAA            474,574
                 Revenue Bonds, Series 71, 5.650%, 6/01/31 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 8.7%

       15,000   Detroit City School District, Wayne County, Michigan, Unlimited         No Opt. Call         AAA         17,423,400
                 Tax School Building and Site Improvement Bonds, Series 2001A,
                 6.000%, 5/01/29 - FSA Insured

       11,000   Kent Hospital Finance Authority, Michigan, Revenue Bonds,             7/11 at 101.00          AA         11,228,360
                 Spectrum Health, Series 2001A, 5.500%, 1/15/31

        3,485   Michigan State Hospital Finance Authority, Hospital Revenue             No Opt. Call         AAA          3,819,525
                 Refunding Bonds, Sisters of Mercy Health Corporation,
                 Series 1993P, 5.375%, 8/15/14 - MBIA Insured

                Michigan State Hospital Finance Authority, Hospital Revenue
                Refunding Bonds, Sparrow Obligated Group, Series 2001:
        1,400    5.500%, 11/15/21                                                    11/11 at 101.00          A1          1,426,222
        2,500    5.625%, 11/15/31                                                    11/11 at 101.00          A1          2,535,450

       12,640   Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue    11/11 at 100.00         AAA         12,792,691
                 Bonds, William Beaumont Hospital, Series 2001M,
                 5.250%, 11/15/31 - MBIA Insured

        2,395   Ypsilanti Community Utilities Authority, County of Washtenaw,         5/11 at 100.00         AAA          2,423,812
                 State of Michigan, Sanitary Sewer System No. 3 Bonds,
                 Charter Township of Ypsilanti, 5.100%, 5/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.4%

        2,380   Dakota County Community Development Agency, Minnesota,               10/11 at 105.00         Aaa          2,413,106
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Rose Apartments Project, Series 2001, 6.350%, 10/20/37
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.4%

        2,155   Mississippi Business Finance Corporation, GNMA Collateralized         5/09 at 103.00         AAA          2,194,135
                 Retirement Facility Mortgage Revenue Refunding Bonds,
                 Aldersgate Retirement Community, Inc. Project, Series 1999A,
                 5.450%, 5/20/34


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.6%

        2,000   Fenton, Missouri, Tax Increment Refunding and Improvement            10/12 at 100.00         N/R          2,031,400
                 Bonds, Gravois Bluffs Project, Series 2002, 6.125%, 10/01/21

                Missouri Development Finance Board, Cultural Facilities Revenue
                Bonds, Nelson Gallery Foundation, Series 2001A:
        3,335    5.250%, 12/01/19 - MBIA Insured                                     12/11 at 100.00         AAA          3,529,030
        3,510    5.250%, 12/01/20 - MBIA Insured                                     12/11 at 100.00         AAA          3,697,750
        3,695    5.250%, 12/01/21 - MBIA Insured                                     12/11 at 100.00         AAA          3,873,210
        2,040    5.250%, 12/01/22 - MBIA Insured                                     12/11 at 100.00         AAA          2,126,414


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.9%

        5,000   Montana Board of Investments, Exempt Facility Revenue Bonds,          7/10 at 101.00         Ba3          5,172,600
                 Stillwater Mining Company Project, Series 2000,
                 8.000%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.4%

                Nebraska Investment Finance Authority, Single Family Housing
                Revenue Bonds, Series 2001D:
        3,365    5.250%, 9/01/21 (Alternative Minimum Tax)                            9/11 at 100.00         AAA          3,432,468
        4,545    5.375%, 9/01/32 (Alternative Minimum Tax)                            9/11 at 100.00         AAA          4,585,769



                                       56

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.7%

$      35,000   Clark County, Nevada, General Obligation Limited Tax Bond Bank        7/10 at 100.00         AAA     $   36,373,750
                 Bonds, Series 2000, 5.500%, 7/01/30 - MBIA Insured

        4,000   Director of Nevada State Department of Business and Industry,         1/10 at 102.00         N/R          3,830,760
                 Revenue Bonds, Las Vegas Monorail Project, Second Tier
                 Series 2000, 7.375%, 1/01/40

        1,000   Nevada Housing Division, Single Family Mortgage Senior Bonds,         4/08 at 101.50         Aaa          1,030,340
                 Series 1998A-1, 5.300%, 4/01/18 (Alternative Minimum Tax)

        4,290   University of Nevada, Universities Revenue Bonds, Community           1/12 at 100.00         AAA          4,380,605
                 College System Project, Series 2001A, 5.250%, 7/01/26 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.4%

        2,000   New Hampshire Health and Education Authority, Hospital               10/11 at 101.00         Aaa          2,119,140
                 Revenue Bonds, Concord Hospital Issue, Series 2001,
                 5.500%, 10/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.5%

       10,000   New Jersey Economic Development Authority, Water Facilities          11/12 at 101.00         Aaa         10,095,300
                 Revenue Bonds, American Water Company, Series 2002A,
                 5.250%, 11/01/32 (Alternative Minimum Tax) - AMBAC Insured

        4,125   New Jersey Transit Corporation, Certificates of Participation,          No Opt. Call         AAA          4,594,343
                 Federal Transit Administration Grants, Series 2002A,
                 5.500%, 9/15/13 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 5.3%

        1,780   East Rochester Housing Authority, New York, GNMA Secured             10/11 at 101.00         AAA          1,821,349
                 Revenue Bonds, Gates Senior Housing, Inc. Project, Series 2001,
                 5.300%, 4/20/31

        5,350   Metropolitan Transportation Authority, New York, Dedicated Tax       11/11 at 100.00         AAA          5,345,881
                 Fund Bonds, Series 2001A, 5.000%, 11/15/31 - FGIC Insured

        4,155   Monroe County Airport Authority, New York, Greater Rochester            No Opt. Call         AAA          4,553,838
                 International Airport Revenue Refunding Bonds, Series 1999,
                 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

        2,500   New York City, New York, General Obligation Bonds, Fiscal             8/12 at 100.00         AAA          2,731,350
                 Series 2002G, 5.625%, 8/01/20 - MBIA Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 2001A:
        8,610    5.500%, 6/15/33 - MBIA Insured                                       6/10 at 101.00         AAA          8,965,851
        5,710    5.500%, 6/15/33 - FGIC Insured                                       6/10 at 101.00         AAA          5,945,994

        2,000   New York Tobacco Settlement Financing Corporation, Tobacco            6/11 at 100.00         AA-          2,140,780
                 Settlement Asset-Backed and State Contingency Contract-Backed
                 Bonds, Series 2003B-1C, 5.500%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.3%

        1,800   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call        BBB+          1,943,334
                 Revenue Bonds, Series 2003A, 5.500%, 1/01/13


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.0%

        6,000   Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities          3/08 at 101.50         AAA          6,160,560
                 Program, Residential Mortgage Revenue Bonds, Series 1998A-1,
                 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured

        7,900   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          7,935,471
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)

                Portage County, Ohio, General Obligation Bonds, Series 2001:
        1,870    5.000%, 12/01/21 - FGIC Insured                                     12/11 at 100.00         AAA          1,918,695
        1,775    5.000%, 12/01/23 - FGIC Insured                                     12/11 at 100.00         AAA          1,799,531


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.5%

                Oklahoma Development Finance Authority, Revenue Refunding
                Bonds, Hillcrest Healthcare System, Series 1999A:
        1,000    5.125%, 8/15/10                                                      8/09 at 101.00          B1            883,630
        2,500    5.625%, 8/15/29                                                      8/09 at 101.00          B1          1,983,575


                                       57


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 2.6%

$       4,700   Oregon Health, Housing, Educational, and Cultural Facilities         11/11 at 101.00         AAA     $    4,861,633
                 Authority, Revenue Bonds, Peacehealth Issue, Series 2001,
                 5.250%, 11/15/21 - AMBAC Insured

       10,000   State of Oregon, Housing and Community Services Department,           7/10 at 100.00         Aa2         10,264,600
                 Multifamily Housing Revenue Bonds, Series 2000A,
                 6.050%, 7/01/42 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.9%

                Allegheny County Hospital Development Authority, Pennsylvania,
                Revenue Bonds, West Penn Allegheny Health System, Series 2000B:
        2,000    9.250%, 11/15/22                                                    11/10 at 102.00           B          2,238,220
        2,000    9.250%, 11/15/30                                                    11/10 at 102.00           B          2,236,000

        3,500   Pennsylvania Economic Development Financing Authority,                7/04 at 102.00        BBB-          3,532,235
                 Resource Recovery Revenue Bonds, Northampton Generating
                 Project, Senior Lien Series 1994A, 6.600%, 1/01/19
                 (Alternative Minimum Tax)

        3,205   Philadelphia School District, Pennsylvania, General Obligation        8/12 at 100.00         AAA          3,491,367
                 Bonds, Series 2002B, 5.625%, 8/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.7%

        2,185   Greenville County, South Carolina, Special Source Revenue Bonds,      4/11 at 101.00         AAA          2,339,895
                 Road Improvement Project, Series 2001, 5.500%, 4/01/21 -
                 AMBAC Insured

        6,850   South Carolina Transportation Infrastructure Bank, Revenue Bonds,    10/11 at 100.00         Aaa          7,731,047
                 Series 2001A, 5.500%, 10/01/22 (Pre-refunded to
                 10/01/11) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 1.7%

        5,210   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/11 at 100.00         AAA          5,515,827
                 Revenue Bonds, Series 2001A, 5.500%, 3/01/14 (Alternative
                 Minimum Tax) - FSA Insured

        2,160   Tennessee Housing Development Agency, Homeownership                   1/09 at 101.00          AA          2,198,686
                 Program Bonds, Issue 1998-2, 5.350%, 7/01/23 (Alternative
                 Minimum Tax)

        2,065   Tennessee Housing Development Agency, Homeownership                   7/11 at 100.00          AA          2,099,671
                 Program Bonds, Issue 2001-3A, 5.200%,  7/01/22 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 17.7%

        1,125   Brushy Creek Municipal Utility District, Williamson County,           6/09 at 100.00         Aaa          1,132,054
                 Texas, Combination Unlimited Tax and Revenue Refunding
                 Bonds, Series 2001, 5.125%, 6/01/26 - FSA Insured

        3,850   Dallas-Fort Worth International Airport, Texas, Joint Revenue        11/11 at 100.00         AAA          3,934,662
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

                City of Frisco, Texas, in the Counties of Collins and Denton,
                General Obligation Bonds, Series 2001:
        1,910    5.000%, 2/15/20 - FGIC Insured                                       2/11 at 100.00         AAA          1,958,476
        2,005    5.000%, 2/15/21 - FGIC Insured                                       2/11 at 100.00         AAA          2,046,503

        4,040   Harris County, Texas, Tax and Revenue Certificates of Obligation,     8/11 at 100.00         AA+          4,046,060
                 Series 2001, 5.000%, 8/15/27

        7,000   Houston, Texas, Airport System Subordinate Lien Revenue Bonds,        7/08 at 101.00         AAA          7,240,240
                 Series 1998B, 5.250%, 7/01/14 (Alternative Minimum Tax) -
                 FGIC Insured

                Houston, Texas, Airport System Subordinate Lien Revenue
                Refunding Bonds, Series 2001A:
        2,525    5.500%, 7/01/13 (Alternative Minimum Tax) - FGIC Insured             1/12 at 100.00         AAA          2,690,438
        2,905    5.500%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured             1/12 at 100.00         AAA          3,118,750

        6,000   Houston, Texas, Water and Sewer System Junior Lien Revenue              No Opt. Call         AAA          6,480,180
                 Refunding Bonds, Series 2001B, 5.500%, 12/01/29 - MBIA Insured

                Jefferson County, Texas, Health Facilities Development
                Corporation, FHA-Insured Mortgage Revenue Bonds, Baptist
                Hospital of Southeast Texas, Series 2001:
        8,500    5.400%, 8/15/31 - AMBAC Insured                                      8/11 at 100.00         AAA          8,687,765
        8,500    5.500%, 8/15/41 - AMBAC Insured                                      8/11 at 100.00         AAA          8,711,480

       10,700   Laredo Independent School District, Webb County, Texas, General       8/11 at 100.00         AAA         10,721,721
                 Obligation Refunding Bonds, Series 2001, 5.000%, 8/01/25

        2,500   Matagorda County Navigation District 1, Texas, Collateralized           No Opt. Call         AAA          2,490,325
                 Revenue Refunding Bonds, Houston Light and Power Company
                 Project, Series 1997, 5.125%, 11/01/28 (Alternative Minimum
                 Tax) - AMBAC Insured


                                       58

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       1,540   Medina Valley Independent School District, Medina County, Texas,      2/11 at 100.00         Aaa     $    1,568,475
                 General Obligation Bonds, Series 2001, 5.250%, 2/15/26

        5,430   Mineral Wells Independent School District, Pale Pinto and Parker      2/08 at 100.00         Aaa          5,330,468
                 Counties, Texas, Unlimited School Tax Building and Refunding
                 Bonds, Series 1998, 4.750%, 2/15/22

        3,000   North Central Texas Health Facilities Development Corporation,        2/08 at 102.00         AAA          3,053,460
                 Revenue Bonds, Texas Health Resources System, Series 1997B,
                 5.375%, 2/15/26 - MBIA Insured

        3,045   Port of Houston Authority of Harris County, Texas, General           10/11 at 100.00         AAA          3,217,652
                 Obligation Port Improvement Bonds, Series 2001B,
                 5.500%, 10/01/17 (Alternative Minimum Tax) - FGIC Insured

       12,535   Texas Department of Housing and Community Affairs, Residential        7/11 at 100.00         AAA         12,643,929
                 Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                 (Alternative Minimum Tax)

       15,700   Texas Water Development Board, Senior Lien State Revolving            1/07 at 100.00         AAA         16,426,125
                 Fund Revenue Bonds, Series 1996B, 5.125%, 7/15/18


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.2%

                Utah Housing Corporation, Single Family Mortgage Bonds,
                Series 2001E:
        2,320    5.200%, 1/01/18 (Alternative Minimum Tax)                            7/11 at 100.00         AA-          2,393,753
          715    5.500%, 1/01/23 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2            725,082

                Utah Housing Corporation, Single Family Mortgage Bonds,
                Series 2001F-1:
        2,860    4.950%, 7/01/18 (Alternative Minimum Tax)                            7/11 at 100.00         Aa2          2,960,272
          710    5.300%, 7/01/23 (Alternative Minimum Tax)                            7/11 at 100.00         AA-            731,790


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.9%

        5,070   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          5,147,520
                 Mortgage Bonds, Series 2001J-1, 5.200%, 7/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 16.4%

                Bellingham Housing Authority, Washington, Housing Revenue
                Bonds, Varsity Village Project, Series 2001A:
        1,000    5.500%, 12/01/27 - MBIA Insured                                     12/11 at 100.00         Aaa          1,041,770
        2,000    5.600%, 12/01/36 - MBIA Insured                                     12/11 at 100.00         Aaa          2,112,220

        2,090   Public Utility District No. 1 of Benton County, Washington,          11/11 at 100.00         AAA          2,304,141
                 Electric Revenue Refunding Bonds, Series 2001A,
                 5.625%, 11/01/15 - FSA Insured

        1,500   Public Utility District No. 1 of Grays Harbor County, Washington,     1/11 at 100.00         AAA          1,539,405
                 Electric Revenue Bonds, Series 2001, 5.125%, 1/01/22 -
                 AMBAC Insured

        2,475   Public Utility District No. 1 of Klickitat County, Washington,       12/11 at 100.00         AAA          2,473,218
                 Electric Revenue Bonds, Series 2001B, 5.000%, 12/01/26 -
                 AMBAC Insured

       12,955   Port of Seattle, Washington, Passenger Facility Charge Revenue       12/08 at 101.00         AAA         13,472,682
                 Bonds, Series 1998B, 5.300%, 12/01/16 (Alternative Minimum
                 Tax) - AMBAC Insured

                Port of Seattle, Washington, Revenue Bonds, Series 2001B:
        2,535    5.625%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured            10/11 at 100.00         AAA          2,690,446
       16,000    5.100%, 4/01/24 (Alternative Minimum Tax) - FGIC Insured            10/08 at 100.00         AAA         15,866,880

        5,680   Seattle, Washington, Municipal Light and Power Revenue                3/11 at 100.00         AAA          6,133,037
                 Refunding and Improvement Bonds, Series 2001,
                 5.500%, 3/01/18 - FSA Insured

        4,530   The City of Tacoma, Washington, Solid Waste Utility Revenue          12/11 at 100.00         AAA          4,726,602
                 Refunding Bonds, Series 2001, 5.250%, 12/01/21 -
                 AMBAC Insured

        2,250   State of Washington, Certificates of Participation, Washington        7/09 at 100.00         AAA          2,405,610
                 State Convention and Trade Center, Series 1999,
                 5.250%, 7/01/14 - MBIA Insured

                Washington State Healthcare Facilities Authority, Revenue Bonds,
                Group Health Cooperative of Puget Sound, Series 2001:
        3,005    5.375%, 12/01/17 - AMBAC Insured                                    12/11 at 101.00         AAA          3,191,520
        2,915    5.375%, 12/01/18 - AMBAC Insured                                    12/11 at 101.00         AAA          3,076,812


                                       59


                            Nuveen Dividend Advantage Municipal Fund 3 (NZF) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       3,720   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         Aaa     $    3,909,832
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.375%, 10/01/18 - AMBAC Insured

                Washington State Healthcare Facilities Authority, Revenue Bonds,
                Good Samaritan Hospital, Series 2001:
        5,480    5.500%, 10/01/21 - RAAI Insured                                     10/11 at 101.00          AA          5,694,816
       25,435    5.625%, 10/01/31 - RAAI Insured                                     10/11 at 101.00          AA         26,400,258


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 5.2%

                City of Appleton, Wisconsin, Waterworks Revenue Refunding
                Bonds, Series 2001:
        3,705    5.375%, 1/01/20 - FGIC Insured                                       1/12 at 100.00         Aaa          3,924,151
        1,850    5.000%, 1/01/21 - FGIC Insured                                       1/12 at 100.00         Aaa          1,889,461

        1,735   Evansville Community School District, Dane, Green, and Rock           4/11 at 100.00         AAA          1,867,224
                 Counties, Wisconsin, General Obligation Refunding Bonds,
                 Series 2001, 5.500%, 4/01/20 - FGIC Insured

       12,250   City of La Crosse, Wisconsin, Pollution Control Refunding Revenue    12/08 at 102.00         AAA         13,136,165
                 Bonds, Dairyland Power Cooperative Project, Series 1997B,
                 5.550%, 2/01/15 - AMBAC Insured

        3,180   State of Wisconsin, Clean Water Revenue Bonds, Series 1999-1,         6/09 at 100.00         AA+          3,442,441
                 5.500%, 6/01/17

        4,000   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 101.00          A+          3,966,360
                 Bonds, Froedtert and Community Health Obligated Group,
                 Series 2001, 5.375%, 10/01/30

        2,500   Wisconsin Health and Educational Facilities Authority, Revenue        2/12 at 100.00        BBB+          2,529,950
                 Bonds, Marshfield Clinic, Series 2001B, 6.000%, 2/15/25
------------------------------------------------------------------------------------------------------------------------------------
$     866,425   Total Long-Term Investments (cost $871,153,051) - 149.6%                                                884,636,061
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.8%

        5,000   New York City Municipal Water Finance Authority, New York,                                  A-1+          5,000,000
                 Water and Sewer System Variable Rate  Revenue Bonds,
                 Fiscal Series 1993C, 1.080%, 6/15/22 - FGIC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       5,000   Total Short-Term Investments (cost $5,000,000)                                                            5,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $876,153,051) - 150.4%                                                          889,636,061
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                     13,866,138
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                       (312,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  591,502,199
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    N/R  Investment is not rated.

                    # On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       60


                Statement of
                      ASSETS AND LIABILITIES April 30, 2004 (Unaudited)
                                  PERFORMANCE        MUNICIPAL           MARKET         DIVIDEND          DIVIDEND         DIVIDEND
                                         PLUS        ADVANTAGE      OPPORTUNITY        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                        (NPP)            (NMA)            (NMO)            (NAD)             (NXZ)            (NZF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market
   value (cost
   $1,307,637,592,
   $952,659,832,
   $993,265,172,
   $822,517,570,
   $634,971,774 and
   $876,153,051,
   respectively)               $1,374,628,759   $1,008,493,154   $1,043,095,287     $867,434,482      $653,029,525     $889,636,061
Receivables:
   Interest                        22,028,387       18,926,042       17,656,760       15,235,758        11,513,862       15,456,577
   Investments sold                12,981,800        3,088,343          339,057        3,066,540           210,000        1,211,651
Other assets                           53,172           36,369           39,435           40,615            15,954           13,520
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              1,409,692,118    1,030,543,908    1,061,130,539      885,777,395       664,769,341      906,317,809
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                      8,362,539        2,921,189        2,252,446        1,900,724         1,271,762        2,434,193
Payable for investments purchased   7,727,610        1,591,150               --               --                --               --
Accrued expenses:
   Management fees                    712,861          529,297          546,630          238,092           180,752          243,276
   Other                              211,546          145,234          186,379          207,076            78,987          116,099
Preferred share dividends payable      39,607           30,277           37,032           21,634            24,789           22,042
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities            17,054,163        5,217,147        3,022,487        2,367,526         1,556,290        2,815,610
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value              479,000,000      358,000,000      380,000,000      295,000,000       222,000,000      312,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $  913,637,955   $  667,326,761   $  678,108,052     $588,409,869      $441,213,051     $591,502,199
====================================================================================================================================
Common shares outstanding          59,914,073       43,025,594       45,540,872       39,267,491        29,282,000       40,310,119
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by
   Common shares outstanding)  $        15.25   $        15.51   $        14.89     $      14.98      $      15.07     $      14.67
====================================================================================================================================

NET ASSETS APPLICABLE TO
   COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par
   value per share             $      599,141   $      430,256   $      455,409     $    392,675      $    292,820     $    403,101
Paid-in surplus                   836,257,015      601,030,545      635,357,118      558,026,942       416,101,191      572,811,967
Undistributed net
   investment income               12,134,763        9,516,491        6,692,480        7,562,913         6,401,613        5,839,535
Accumulated net realized gain
   (loss) from investment
   transactions                    (2,344,131)         516,147      (14,227,070)     (22,489,573)          359,676       (1,035,414)
Net unrealized appreciation
   of investments                  66,991,167       55,833,322       49,830,115       44,916,912        18,057,751       13,483,010
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $  913,637,955   $  667,326,761   $  678,108,052     $588,409,869      $441,213,051     $591,502,199
====================================================================================================================================
Authorized shares:
   Common                         200,000,000      200,000,000      200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                        1,000,000        1,000,000        1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       61

                Statement of
                    OPERATIONS Six Months Ended April 30, 2004 (Unaudited)
                                  PERFORMANCE        MUNICIPAL           MARKET           DIVIDEND         DIVIDEND        DIVIDEND
                                         PLUS        ADVANTAGE      OPPORTUNITY          ADVANTAGE      ADVANTAGE 2     ADVANTAGE 3
                                        (NPP)            (NMA)            (NMO)              (NAD)            (NXZ)           (NZF)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $ 36,928,510      $27,774,827       $27,541,433       $24,031,261      $18,103,157     $23,595,390
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                     4,376,883        3,238,077         3,356,415         2,811,290        2,120,345       2,869,599
Preferred shares - auction fees       597,110          446,274           473,699           367,740          276,740         388,932
Preferred shares - dividend
  disbursing agent fees                24,932           24,932            19,945            14,959           14,959          14,959
Shareholders' servicing agent fees
  and expenses                         97,588           58,084            64,483             7,779            3,543           3,377
Custodian's fees and expenses         148,967          100,368            96,547            86,235           60,314          89,371
Directors'/Trustees' fees
  and expenses                          9,466            7,155             7,087             6,088            4,762           6,144
Professional fees                      58,550           24,874            20,055            41,666           14,515          25,994
Shareholders' reports - printing and
  mailing expenses                     80,928           52,427            59,112            43,517           30,175          41,656
Stock exchange listing fees            11,325            8,227             8,695             7,824            2,987           1,752
Investor relations expense             68,090           42,669            51,846            43,061           31,679          43,388
Other expenses                         38,957           32,570            30,793            20,801           16,238          20,290
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before
  custodian fee credit and
  expense reimbursement             5,512,796        4,035,657         4,188,677         3,450,960        2,576,257       3,505,462
  Custodian fee credit                (17,721)         (11,097)           (9,290)          (10,120)         (13,316)        (16,447)
  Expense reimbursement                    --               --                --        (1,350,319)      (1,011,897)     (1,378,879)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                        5,495,075        4,024,560         4,179,387         2,090,521        1,551,044       2,110,136
------------------------------------------------------------------------------------------------------------------------------------
Net investment income              31,433,435       23,750,267        23,362,046        21,940,740       16,552,113      21,485,254
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) FROM INVESTMENTS
Net realized gain (loss)
  from investments                  3,480,141          569,412          (986,411)         (326,299)         359,146         279,953
Change in net unrealized
  appreciation (depreciation)
  of investments                  (15,618,429)      (4,492,116)       (8,986,473)       (7,576,535)      (1,851,220)     (3,646,861)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments  (12,138,288)      (3,922,704)       (9,972,884)       (7,902,834)      (1,492,074)     (3,366,908)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
  SHAREHOLDERS
From net investment income         (2,063,792)      (1,544,885)       (1,649,886)       (1,235,285)        (936,313)     (1,360,902)
From accumulated net realized
  gains from investments                   --          (42,016)               --                --          (52,111)             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
  applicable to Common shares
  from distributions
  to Preferred shareholders        (2,063,792)      (1,586,901)       (1,649,886)       (1,235,285)        (988,424)     (1,360,902)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  applicable to Common shares
  from operations                $ 17,231,355      $18,240,662       $11,739,276       $12,802,621      $14,071,615     $16,757,444
====================================================================================================================================

                                 See accompanying notes to financial statements.

                Statement of
                      CHANGES IN NET ASSETS (Unaudited)
                                    PERFORMANCE PLUS (NPP)           MUNICIPAL ADVANTAGE (NMA)          MARKET OPPORTUNITY (NMO)
                              --------------------------------  ----------------------------------  --------------------------------
                              SIX MONTHS ENDED      YEAR ENDED  SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                      4/30/04         10/31/03           4/30/04          10/31/03           4/30/04        10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 31,433,435     $ 64,017,626      $ 23,750,267      $ 48,689,939      $ 23,362,046   $ 47,123,892
Net realized gain (loss)
   from investments                 3,480,141       (5,880,620)          569,412           634,285          (986,411)   (11,663,137)
Change in net unrealized
   appreciation (depreciation)
   of investments                 (15,618,429)       8,871,335        (4,492,116)        9,982,884        (8,986,473)    34,046,066
Distributions to Preferred
   shareholders:
   From net investment income      (2,063,792)      (4,280,974)       (1,544,885)       (3,175,596)       (1,649,886)    (3,474,652)
   From accumulated net realized
      gains from investments               --         (139,879)          (42,016)         (242,543)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 17,231,355       62,587,488        18,240,662        55,888,969        11,739,276     66,032,169
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (29,118,247)     (56,921,521)      (22,196,189)      (44,027,554)      (21,586,376)   (42,990,586)
From accumulated net realized
   gains from investments                  --       (1,515,794)         (599,790)       (2,984,339)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders         (29,118,247)     (58,437,315)      (22,795,979)      (47,011,893)      (21,586,376)   (42,990,586)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common
   shares issued to
   shareholders due to
   reinvestment of distributions           --               --           734,804                --                --             --
Preferred shares offering costs            --           (1,000)               --                --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from capital share transactions         --           (1,000)          734,804                --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable to
   Common shares                  (11,886,892)       4,149,173        (3,820,513)        8,877,076        (9,847,100)    23,041,583
Net assets applicable to Common
   shares at the beginning
   of period                      925,524,847      921,375,674       671,147,274       662,270,198       687,955,152    664,913,569
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $913,637,955     $925,524,847      $667,326,761      $671,147,274      $678,108,052   $687,955,152
====================================================================================================================================
Undistributed net investment
   income at the end
   of period                     $ 12,134,763     $ 11,883,367      $  9,516,491      $  9,507,298      $  6,692,480   $  6,566,696
====================================================================================================================================

                                 See accompanying notes to financial statements.


                                       63


                Statement of
                     CHANGES IN NET ASSETS (Unaudited) (continued)

                                  DIVIDEND ADVANTAGE (NAD)          DIVIDEND ADVANTAGE 2 (NXZ)         DIVIDEND ADVANTAGE 3 (NZF)
                             ---------------------------------  ---------------------------------  ---------------------------------
                             SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED
                                      4/30/04         10/31/03           4/30/04         10/31/03           4/30/04        10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 21,940,740     $ 42,988,353      $ 16,552,113      $ 33,824,202     $ 21,485,254    $ 43,147,335
Net realized gain (loss)
   from investments                  (326,299)      (4,617,432)          359,146           890,827          279,953         202,373
Change in net unrealized
   appreciation (depreciation)
   of investments                  (7,576,535)      12,311,762        (1,851,220)        4,294,735       (3,646,861)      3,920,609
Distributions to
   Preferred shareholders:
From net investment income         (1,235,285)      (2,660,192)         (936,313)       (2,029,376)      (1,360,902)     (2,863,822)
From accumulated net realized
   gains from investments                  --               --           (52,111)          (28,710)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 12,802,621       48,022,491        14,071,615        36,951,678       16,757,444      44,406,495
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (20,134,038)     (38,956,575)      (15,109,523)      (29,486,976)     (19,409,322)    (37,528,721)
From accumulated net realized
   gains from investments                  --               --          (850,299)         (272,342)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders         (20,134,038)     (38,956,575)      (15,959,822)      (29,759,318)     (19,409,322)    (37,528,721)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common
   shares issued to shareholders
   due to reinvestment
   of distributions                   475,056          155,266               --                --               --          476,145
Preferred shares offering costs            --               --               --              2,137              --            1,199
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable to
   Common shares from capital
   share transactions                 475,056          155,266               --              2,137              --          477,344
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   net assets applicable to
   Common shares                   (6,856,361)       9,221,182        (1,888,207)        7,194,497       (2,651,878)      7,355,118
Net assets applicable to Common
   shares at the beginning
   of period                      595,266,230      586,045,048       443,101,258       435,906,761      594,154,077     586,798,959
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $588,409,869     $595,266,230      $441,213,051      $443,101,258     $591,502,199    $594,154,077
====================================================================================================================================
Undistributed net investment
   income at the end of period   $  7,562,913     $  6,991,496      $  6,401,613      $  5,895,336     $  5,839,535    $  5,124,505
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Notes to
                       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Performance Plus Municipal Fund, Inc. (NPP), Nuveen Municipal Advantage Fund, Inc. (NMA), Nuveen Municipal Market Opportunity Fund, Inc. (NMO), Nuveen Dividend Advantage Municipal Fund (NAD), Nuveen Dividend Advantage Municipal Fund 2 (NXZ) and Nuveen Dividend Advantage Municipal Fund 3 (NZF). Performance Plus (NPP), Municipal Advantage (NMA), Market Opportunity (NMO) and Dividend Advantage (NAD) are traded on the New York Stock Exchange while Dividend Advantage 2 (NXZ) and Dividend Advantage 3 (NZF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2004, Performance Plus (NPP)and Municipal Advantage (NMA) had outstanding when-issued purchase commitments of $7,727,610 and $1,591,150, respectively. At April 30, 2004, there were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       4,000        3,000         4,000        4,000        3,000           --
   Series T                       4,000        3,000         4,000        4,000        3,000           --
   Series W                       4,000        3,000         3,200           --           --        4,160
   Series TH                      3,160        2,320            --        3,800           --        4,160
   Series F                       4,000        3,000         4,000           --        2,880        4,160
---------------------------------------------------------------------------------------------------------
Total                            19,160       14,320        15,200       11,800        8,880       12,480
=========================================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Director/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                                              MUNICIPAL                       MARKET
                         PERFORMANCE PLUS (NPP)            ADVANTAGE (NMA)               OPPORTUNITY (NMO)
                        -----------------------        --------------------           ---------------------
                         SIX MONTHS       YEAR         SIX MONTHS      YEAR           SIX MONTHS       YEAR
                              ENDED      ENDED              ENDED     ENDED                ENDED      ENDED
                            4/30/04   10/31/03            4/30/04  10/31/03              4/30/04   10/31/03
===========================================================================================================
Common shares issued to
   shareholders due to
   reinvestment
   of distributions              --         --             45,261        --                   --         --
===========================================================================================================
                        DIVIDEND ADVANTAGE (NAD)     DIVIDEND ADVANTAGE 2 (NXZ)  DIVIDEND ADVANTAGE 3 (NZF)
                        ------------------------     --------------------------  --------------------------
                         SIX MONTHS       YEAR         SIX MONTHS      YEAR         SIX MONTHS         YEAR
                              ENDED      ENDED              ENDED     ENDED              ENDED        ENDED
                            4/30/04   10/31/03            4/30/04  10/31/03            4/30/04     10/31/03
===========================================================================================================
Common shares issued to
   shareholders due to
   reinvestment
   of distributions          29,786      9,858                 --        --                 --           --
===========================================================================================================

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended April 30, 2004, were as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Purchases                   $89,390,337  $33,439,601   $15,768,516  $26,011,039  $21,341,432  $15,563,343
Sales and maturities         74,413,682   21,561,750     4,159,171   14,541,596    6,422,807   15,262,950
=========================================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2004, the cost of investments were as follows:

                              PERFORMANCE     MUNICIPAL        MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                     PLUS     ADVANTAGE   OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                    (NPP)         (NMA)         (NMO)         (NAD)         (NXZ)         (NZF)
---------------------------------------------------------------------------------------------------------------
Cost of investments        $1,306,959,341  $951,869,995  $992,784,148  $821,687,058  $634,673,765  $876,099,819
===============================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2004, were as follows:

                              PERFORMANCE       MUNICIPAL         MARKET      DIVIDEND      DIVIDEND      DIVIDEND
                                     PLUS       ADVANTAGE    OPPORTUNITY     ADVANTAGE   ADVANTAGE 2   ADVANTAGE 3
                                    (NPP)           (NMA)          (NMO)         (NAD)         (NXZ)         (NZF)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation              $ 78,745,631    $ 68,422,597   $ 69,471,826   $59,019,244   $27,795,641   $23,091,019
   Depreciation               (11,076,213)    (11,799,438)   (19,160,687)  (13,271,820)   (9,439,881)   (9,554,777)
------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments            $ 67,669,418    $ 56,623,159   $ 50,311,139   $45,747,424   $18,355,760   $13,536,242
==================================================================================================================

The tax components of undistributed net investment income and net realized gains at October 31, 2003, the Funds' last fiscal year end, were as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income        $15,733,229  $12,505,878    $9,582,171   $9,592,110   $8,183,960   $8,273,202
Undistributed net
   ordinary income *            166,616       11,261       145,432       27,034           11           79
Undistributed net long-term
   capital gains                     --      638,541            --           --      902,940           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt
   income                   $60,990,090  $46,876,673   $46,423,461  $41,473,029  $31,323,275  $40,277,088
Distributions from net
   ordinary income *              3,729      179,625           --            --      185,573           --
Distributions from net
   long-term
   capital gains              1,655,369    3,226,882           --            --      115,479           --
=========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At October 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                       PERFORMANCE       MARKET     DIVIDEND     DIVIDEND
                                                              PLUS  OPPORTUNITY    ADVANTAGE  ADVANTAGE 3
                                                             (NPP)        (NMO)        (NAD)        (NZF)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2007                                                 $       --  $        --  $ 2,980,482   $       --
   2008                                                         --           --   14,462,547           --
   2009                                                         --           --           --           --
   2010                                                         --    1,622,794           --    1,315,379
   2011                                                  5,874,776   11,657,833    4,594,300           --
---------------------------------------------------------------------------------------------------------
Total                                                   $5,874,776  $13,280,627  $22,037,329   $1,315,379
=========================================================================================================

                Notes to
                     FINANCIAL STATEMENTS (Unaudited) (continued)


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Performance Plus' (NPP), Municipal Advantage's (NMA) and Market Opportunity's (NMO) investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. (formerly, The John Nuveen Company), each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Under Dividend Advantage's (NAD), Dividend Advantage 2's (NXZ) and Dividend Advantage 3's (NZF) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

As approved by the Board of Directors/Trustees, a complex-wide fee schedule for all Funds managed by the Adviser and its affiliates will go into effect on August 1, 2004. This complex-wide fee schedule is expected to marginally decrease the rate at which management fees are to be paid by the Funds. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would be paid by the Funds if the complex-wide fee schedule were not implemented.

For the first ten years of Dividend Advantage's (NAD) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JULY 31,                                     JULY 31,
--------------------------------------------------------------------------------
1999*                       .30%                  2005                      .25%
2000                        .30                   2006                      .20
2001                        .30                   2007                      .15
2002                        .30                   2008                      .10
2003                        .30                   2009                      .05
2004                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage (NAD) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of Dividend Advantage 2's (NXZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 2 (NXZ) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of Dividend Advantage 3's (NZF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                       .30%                  2007                      .25%
2002                        .30                   2008                      .20
2003                        .30                   2009                      .15
2004                        .30                   2010                      .10
2005                        .30                   2011                      .05
2006                        .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Dividend Advantage 3 (NZF) for any portion of its fees and expenses beyond September 30, 2011.

6. INVESTMENT COMPOSITION

At April 30, 2004, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                             PERFORMANCE    MUNICIPAL       MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                    PLUS    ADVANTAGE  OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                   (NPP)        (NMA)        (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Consumer Staples                      5%           4%           5%           5%           3%           5%
Education and Civic Organizations     3           --            3            4            3            5
Healthcare                           10           17           10           15           25           17
Housing/Multifamily                   5            2            1            2            1            4
Housing/Single Family                 4           10            1            3            6            6
Long-Term Care                        1            2           --            3            1            1
Tax Obligation/General               15            7           22           13            9           10
Tax Obligation/Limited               14           10           14           12           16           12
Transportation                       10           11           16           14           14           17
U.S. Guaranteed                      18           14           14           14            4            2
Utilities                            10           17            8           11            8            8
Water and Sewer                       5            5            5            3            9           12
Other                                --            1            1            1            1            1
---------------------------------------------------------------------------------------------------------
                                    100%         100%         100%         100%         100%         100%
=========================================================================================================

Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (63% for Performance Plus (NPP), 55% for Municipal Advantage (NMA), 56% for Market Opportunity (NMO), 62% for Dividend Advantage (NAD), 53% for Dividend Advantage 2 (NXZ) and 66% for Dividend Advantage 3 (NZF)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2004, to shareholders of record on May 15, 2004, as follows:

                            PERFORMANCE    MUNICIPAL        MARKET     DIVIDEND     DIVIDEND     DIVIDEND
                                   PLUS    ADVANTAGE   OPPORTUNITY    ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                  (NPP)        (NMA)         (NMO)        (NAD)        (NXZ)        (NZF)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0810       $.0860        $.0790       $.0855       $.0860       $.0805
=========================================================================================================

                     Financial
                            HIGHLIGHTS (Unaudited)


                            Financial
                                   HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                          Investment Operations                              Less Distributions
                                    ----------------------------------------------------------------- ------------------------------

                                                              Distributions   Distributions
                                                                   from Net            from                  Net
                        Beginning                       Net      Investment         Capital           Investment    Capital
                           Common                 Realized/       Income to        Gains to            Income to   Gains to
                            Share          Net   Unrealized       Preferred       Preferred               Common     Common
                        Net Asset   Investment   Investment          Share-          Share-               Share-     Share-
                            Value       Income  Gain (Loss)         holders+        holders+    Total    holders    holders   Total
====================================================================================================================================
PERFORMANCE PLUS (NPP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                    $15.45        $ .52       $ (.20)          $(.03)          $  --    $  .29     $ (.49)     $  --  $ (.49)
2003                        15.38         1.07          .05            (.07)             --      1.05       (.95)      (.03)   (.98)
2002                        15.57         1.09         (.22)           (.10)           (.01)      .76       (.90)      (.04)   (.94)
2001                        14.36         1.10         1.17            (.23)             --      2.04       (.83)        --    (.83)
2000                        13.69         1.12          .69            (.29)             --      1.52       (.84)        --    (.84)
1999                        15.43         1.12        (1.73)           (.21)             --      (.82)      (.91)      (.01)   (.92)

MUNICIPAL ADVANTAGE (NMA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                     15.62          .55         (.09)           (.04)             --       .42       (.52)      (.01)   (.53)
2003                        15.41         1.13          .25            (.07)           (.01)     1.30      (1.02)      (.07)  (1.09)
2002                        15.65         1.15         (.22)           (.10)           (.03)      .80       (.94)      (.10)  (1.04)
2001                        14.61         1.16         1.10            (.24)           (.03)     1.99       (.87)      (.08)   (.95)
2000                        13.98         1.24          .63            (.33)             --      1.54       (.91)        --    (.91)
1999                        15.85         1.24        (1.85)           (.24)             --      (.85)     (1.00)        --   (1.00)

MARKET OPPORTUNITY (NMO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                     15.11          .51         (.22)           (.04)             --       .25       (.47)        --    (.47)
2003                        14.60         1.03          .50            (.08)             --      1.45       (.94)        --    (.94)
2002                        15.24         1.11         (.70)           (.11)           (.01)      .29       (.91)      (.02)   (.93)
2001                        14.45         1.16          .80            (.26)           (.01)     1.69       (.87)      (.03)   (.90)
2000                        14.11         1.24          .38            (.34)             --      1.28       (.94)        --    (.94)
1999                        15.96         1.26        (1.83)           (.24)             --      (.81)     (1.01)      (.01)  (1.02)

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                     15.17          .56         (.21)           (.03)             --       .32       (.51)        --    (.51)
2003                        14.94         1.10          .19            (.07)             --      1.22       (.99)        --    (.99)
2002                        14.84         1.13          .01            (.10)             --      1.04       (.94)        --    (.94)
2001                        13.59         1.16         1.21            (.24)             --      2.13       (.88)        --    (.88)
2000                        12.78         1.15          .84            (.31)             --      1.68       (.86)        --    (.86)
1999(a)                     14.33          .39        (1.47)           (.07)             --     (1.15)      (.30)        --    (.30)

DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                     15.13          .57         (.05)           (.03)             --       .49       (.52)      (.03)   (.55)
2003                        14.89         1.16          .17            (.07)             --      1.26      (1.01)      (.01)  (1.02)
2002                        15.07         1.15         (.32)           (.10)             --       .73       (.91)      (.01)   (.92)
2001(b)                     14.33          .52          .88            (.09)             --      1.31       (.45)        --    (.45)

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                     14.74          .53         (.09)           (.03)             --       .41       (.48)        --    (.48)
2003                        14.56         1.07          .10            (.07)             --      1.10       (.93)        --    (.93)
2002                        14.47         1.03          .16            (.10)             --      1.09       (.91)        --    (.91)
2001(c)                     14.33          .03          .14              --              --       .17         --         --      --
====================================================================================================================================

                                                                       Total Returns
                                                                   ----------------------
                              Offering                                            Based
                             Costs and       Ending                                  on
                             Preferred       Common                 Based        Common
                                 Share        Share     Ending         on     Share Net
                          Underwriting    Net Asset     Market     Market         Asset
                             Discounts        Value      Value      Value**       Value**
=========================================================================================
PERFORMANCE PLUS (NPP)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                          $  --       $15.25   $13.5500      (4.39)%        1.79%
2003                                --        15.45    14.6400       9.58          6.97
2002                              (.01)       15.38    14.2800       4.51          5.03
2001                                --        15.57    14.5800      26.96         14.51
2000                              (.01)       14.36    12.1875        .90         11.47
1999                                --        13.69    12.9375     (10.76)        (5.63)

MUNICIPAL ADVANTAGE (NMA)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                             --        15.51    14.2500      (4.55)         2.64
2003                                --        15.62    15.4400      13.17          8.71
2002                                --        15.41    14.6600       5.89          5.39
2001                                --        15.65    14.8500      23.35         13.97
2000                                --        14.61    12.8750       1.46         11.48
1999                              (.02)       13.98    13.6250      (8.16)        (5.83)

MARKET OPPORTUNITY (NMO)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                             --        14.89    13.2300      (4.36)         1.61
2003                                --        15.11    14.2900      10.62         10.24
2002                                --        14.60    13.8000        .49          2.03
2001                                --        15.24    14.6500      20.03         11.93
2000                                --        14.45    13.0000       2.97          9.41
1999                              (.02)       14.11    13.5625      (9.18)        (5.49)

DIVIDEND ADVANTAGE (NAD)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                             --        14.98    13.9400      (4.69)         2.07
2003                                --        15.17    15.1200      11.41          8.41
2002                                --        14.94    14.5000       2.01          7.26
2001                                --        14.84    15.1400      27.35         16.03
2000                              (.01)       13.59    12.6250       (.79)        13.61
1999(a)                           (.10)       12.78    13.6250      (7.29)        (8.83)

DIVIDEND ADVANTAGE 2 (NXZ)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                             --        15.07    14.1300      (1.38)         3.15
2003                                --        15.13    14.8500      14.39          8.67
2002                               .01        14.89    13.9100       (.81)         5.16
2001(b)                           (.12)       15.07    14.9600       2.75          8.39

DIVIDEND ADVANTAGE 3 (NZF)
-----------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                             --        14.67    13.3400       (.04)         2.73
2003                               .01        14.74    13.8000       9.04          7.82
2002                              (.09)       14.56    13.5300      (4.26)         7.20
2001(c)                           (.03)       14.47    15.0700        .47           .98
=========================================================================================

                                                               Ratios/Supplemental Data
                              ---------------------------------------------------------------------------------------------
                                               Before Credit/Reimbursement       After Credit/Reimbursement***
                                               ----------------------------    -------------------------------
                                                             Ratio of Net                      Ratio of Net
                                                 Ratio of      Investment        Ratio of        Investment
                                   Ending        Expenses       Income to        Expenses         Income to
                                      Net      to Average         Average      to Average           Average
                                   Assets      Net Assets      Net Assets      Net Assets        Net Assets
                               Applicable      Applicable      Applicable      Applicable        Applicable      Portfolio
                                to Common       to Common       to Common       to Common         to Common       Turnover
                              Shares (000)         Shares++        Shares++        Shares++          Shares++         Rate
===========================================================================================================================
PERFORMANCE PLUS (NPP)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                          $913,638            1.17%*          6.64%*          1.16%*            6.65%*            5%
2003                              925,525            1.18            6.89            1.18              6.90             10
2002                              921,376            1.18            7.11            1.17              7.12             11
2001                              932,937            1.15            7.29            1.14              7.30             14
2000                              860,556            1.17            8.09            1.16              8.10             25
1999                              820,432            1.15            7.48            1.12              7.51             30

MUNICIPAL ADVANTAGE (NMA)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                           667,327            1.18*           6.92*           1.17*             6.92*             2
2003                              671,147            1.21            7.27            1.20              7.27              7
2002                              662,270            1.22            7.55            1.22              7.55             17
2001                              672,673            1.23            7.60            1.22              7.61             18
2000                              628,099            1.23            8.77            1.23              8.77             39
1999                              600,923            1.16            8.12            1.16              8.12             29

MARKET OPPORTUNITY (NMO)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                           678,108            1.19*           6.64*           1.19*             6.64*             0
2003                              687,955            1.25            6.94            1.25              6.94              9
2002                              664,914            1.24            7.50            1.24              7.51             13
2001                              694,025            1.23            7.73            1.23              7.74             11
2000                              658,070            1.25            8.76            1.23              8.77             52
1999                              642,643            1.15            8.18            1.14              8.19             31

DIVIDEND ADVANTAGE (NAD)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                           588,410            1.13*           6.77*            .69*             7.21*             2
2003                              595,266            1.35            6.78             .89              7.24              3
2002                              586,045            1.25            7.24             .80              7.70              7
2001                              581,089            1.26            7.56             .78              8.04             12
2000                              531,571            1.22            8.34             .73              8.83             37
1999(a)                           499,783            1.06*           6.10*            .58*             6.58*            16

DIVIDEND ADVANTAGE 2 (NXZ)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                           441,213            1.13*           6.82*            .68*             7.28*             1
2003                              443,101            1.17            7.20             .71              7.66             11
2002                              435,907            1.17            7.32             .70              7.79              9
2001(b)                           441,308            1.13*           5.56*            .63*             6.06*             5

DIVIDEND ADVANTAGE 3 (NZF)
---------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                           591,502            1.15*           6.58*            .69*             7.04*             2
2003                              594,154            1.17            6.80             .71              7.26              3
2002                              586,799            1.17            6.78             .70              7.25              7
2001(c)                           583,100             .72*           2.05*            .42*             2.36*             1
===========================================================================================================================
                                    Preferred Shares at End of Period
                                 ---------------------------------------
                                   Aggregate    Liquidation
                                      Amount     and Market        Asset
                                 Outstanding          Value     Coverage
                                        (000)     Per Share    Per Share
========================================================================
PERFORMANCE PLUS (NPP)
------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                             $479,000        $25,000      $72,685
2003                                 479,000         25,000       73,305
2002                                 479,000         25,000       73,089
2001                                 444,000         25,000       77,530
2000                                 444,000         25,000       73,455
1999                                 400,000         25,000       76,277

MUNICIPAL ADVANTAGE (NMA)
------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                              358,000         25,000       71,601
2003                                 358,000         25,000       71,868
2002                                 358,000         25,000       71,248
2001                                 358,000         25,000       71,974
2000                                 358,000         25,000       68,862
1999                                 358,000         25,000       66,964

MARKET OPPORTUNITY (NMO)
------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                              380,000         25,000       69,612
2003                                 380,000         25,000       70,260
2002                                 380,000         25,000       68,744
2001                                 380,000         25,000       70,660
2000                                 380,000         25,000       68,294
1999                                 380,000         25,000       67,279

DIVIDEND ADVANTAGE (NAD)
------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                              295,000         25,000       74,865
2003                                 295,000         25,000       75,446
2002                                 295,000         25,000       74,665
2001                                 295,000         25,000       74,245
2000                                 295,000         25,000       70,048
1999(a)                              295,000         25,000       67,354

DIVIDEND ADVANTAGE 2 (NXZ)
------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                              222,000         25,000       74,686
2003                                 222,000         25,000       74,899
2002                                 222,000         25,000       74,089
2001(b)                              222,000         25,000       74,697

DIVIDEND ADVANTAGE 3 (NZF)
------------------------------------------------------------------------
Year Ended 10/31:
2004(d)                              312,000         25,000       72,396
2003                                 312,000         25,000       72,608
2002                                 312,000         25,000       72,019
2001(c)                                   --             --           --
========================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a) For the period May 26, 1999 (commencement of operations) through October 31, 1999.
(b) For the period March 27, 2001 (commencement of operations) through October 31, 2001.
(c) For the period September 25, 2001 (commencement of operations) through October 31, 2001.
(d)  For the six months ended April 30, 2004.

                                 See accompanying notes to financial statements.

                                  74-75 spread

                Build Your Wealth
                       AUTOMATICALLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                Fund
                  INFORMATION



BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri*
William L. Kissick*
Thomas E. Leafstrand*
Peter R. Sawers*
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington*

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow NXZ and NZF at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

AVERAGE DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

----------
*Director/Trustee will be retiring on June 30, 2004.

Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were purchased during the six-months ended April 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                          FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-B-0404D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Municipal Market Opportunity Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: July 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: July 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.